UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

Copy to:
(Name and Address of Agent for Service) David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Item 1. Shareholder Report.

Dynamic Small Cap Fund

Clarion Real Estate Fund

IAM SHARES Fund

Enhanced Small Cap Fund

Emerging Markets Fund

International Stock Selection Fund

High Yield Bond Fund

Semiannual Report

February 28, 2014

SSgA Funds

Semiannual Report

February 28, 2014 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSgA

Dynamic Small Cap Fund

Shareholder Expense Example — February 28, 2014 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2013 to February 28, 2014.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
September 1, 2013	$1,000.00	$1,000.00
Ending Account Value
February 28, 2014	$1,171.30	$1,018.60
Expenses Paid During Period*	$6.73	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Dynamic Small Cap Fund	3

SSgA

Dynamic Small Cap Fund

Schedule of Investments — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.2%
Consumer Discretionary - 11.6%
Asbury Automotive Group, Inc. (a)(b)	1,704	86,631
Big 5 Sporting Goods Corp.	733	11,127
Bridgepoint Education, Inc. (a)(b)	611	11,786
Brown Shoe Co., Inc. (b)	3,247	79,811
Buffalo Wild Wings, Inc. (a)(b)	785	113,825
Callaway Golf Co. (b)	2,095	17,640
Carmike Cinemas, Inc. (a)	710	21,123
Christopher & Banks Corp. (a)(b)	1,815	12,088
Cracker Barrel Old Country Store, Inc. (b)	864	85,925
Crown Media Holdings, Inc. (Class A) (a)(b)	4,480	15,008
Culp, Inc. (b)	613	11,819
Cumulus Media, Inc. (Class A) (a)(b)	4,315	28,306
Destination Maternity Corp.	497	14,035
DineEquity, Inc.	1,062	88,942
Drew Industries, Inc.	1,609	79,227
Entravision Communications Corp. (Class A) (b)	3,086	20,460
Federal-Mogul Corp. (a)(b)	1,371	25,830
Fiesta Restaurant Group, Inc. (a)(b)	1,649	82,829
G-III Apparel Group, Ltd. (a)(b)	1,520	105,625
Gray Television, Inc. (a)(b)	1,405	16,509
Haverty Furniture Cos., Inc.	607	17,694
Helen of Troy, Ltd. (a)(b)	1,769	115,533
ITT Educational Services, Inc. (a)(b)	2,157	66,932
Jack in the Box, Inc. (a)	2,185	125,528
Journal Communications, Inc. (Class A) (a)	1,638	15,020
Kirkland’s, Inc. (a)(b)	1,157	20,456
La-Z-Boy, Inc. (b)	3,356	85,712
LifeLock, Inc. (a)(b)	4,487	89,336
Live Nation Entertainment, Inc. (a)	453	10,279
Marriott Vacations Worldwide Corp. (a)	1,609	84,376
MDC Partners, Inc. (Class A)	930	20,916
Media General, Inc. (a)(b)	1,446	27,431
Monro Muffler Brake, Inc. (b)	1,843	109,972
NACCO Industries, Inc. (Class A) (b)	225	13,192
Nexstar Broadcasting Group, Inc. (Class A) (b)	1,777	75,842
Nutrisystem, Inc. (b)	872	12,836
Outerwall, Inc. (a)(b)	1,344	95,061
Penske Automotive Group, Inc.	2,075	89,827
Red Robin Gourmet Burgers, Inc. (a)	1,256	97,880

	Principal Amount ($) or Shares	Market Value $
Remy International, Inc. (b)	1,712	38,160
Rentrak Corp. (a)(b)	314	20,131
RetailMeNot, Inc. (a)(b)	425	17,752
Ruth’s Hospitality Group, Inc.	3,855	47,648
Salem Communications Corp. (Class A) (b)	712	6,472
Shoe Carnival, Inc. (b)	541	13,979
Skullcandy, Inc. (a)	1,811	15,231
Speedway Motorsports, Inc. (b)	384	7,611
Stein Mart, Inc. (b)	1,601	21,758
Tenneco, Inc. (a)	1,988	119,757
The Cato Corp. (Class A) (b)	2,440	68,491
The McClatchy Co. (Class A) (a)(b)	3,175	16,859
The Men’s Wearhouse, Inc. (b)	2,410	129,634
Tower International, Inc. (a)	962	24,704
Town Sports International Holdings, Inc. (b)	1,049	9,525
Unifi, Inc. (a)	1,520	37,605
Weyco Group, Inc. (b)	292	7,703
William Lyon Homes (Class A) (a)(b)	632	19,548
Winmark Corp. (b)	90	7,114
World Wrestling Entertainment, Inc. (Class A) (b)	896	20,536
Zale Corp. (a)(b)	1,476	32,073

		2,784,660

Consumer Staples - 4.1%
Coca-Cola Hellenic Bottling Co. (b)	201	15,204
Diamond Foods, Inc. (a)	775	22,258
Fresh Del Monte Produce, Inc. (b)	3,050	80,703
Harbinger Group, Inc. (a)	2,061	23,392
Inter Parfums, Inc.	723	24,300
Inventure Foods, Inc. (a)(b)	1,250	17,363
John B Sanfilippo & Son, Inc. (b)	515	12,489
National Beverage Corp. (a)(b)	537	11,298
Natural Grocers by Vitamin Cottage, Inc. (a)	429	17,477
Nature’s Sunshine Products, Inc. (b)	393	5,938
Omega Protein Corp. (a)	1,337	14,533
Post Holdings, Inc. (a)(b)	1,784	101,902
Revlon, Inc. (Class A) (a)(b)	498	11,758
Rite Aid Corp. (a)(b)(c)	23,878	157,356
Sanderson Farms, Inc. (b)	1,302	100,046
Seaboard Corp. (a)	11	27,885
Spartan Stores, Inc. (b)	902	20,376
Spectrum Brands Holdings, Inc.	390	30,424
The Andersons, Inc. (b)	1,823	99,946
The Pantry, Inc. (a)	1,175	17,719
Vector Group, Ltd. (b)	5,269	102,904

4	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Weis Markets, Inc. (b)	1,220	61,537

		976,808

Energy - 5.5%
Alon USA Energy, Inc. (b)	1,154	15,452
Athlon Energy, Inc. (a)	622	23,114
Basic Energy Services, Inc. (a)(b)	1,046	24,947
Bolt Technology Corp. (b)	494	9,934
Bristow Group, Inc. (b)	513	39,809
Callon Petroleum Co. (a)	1,967	13,317
Clayton Williams Energy, Inc. (a)	314	30,458
Cloud Peak Energy, Inc. (a)(b)	5,193	100,744
Contango Oil & Gas Co. (a)(b)	1,715	81,325
Crosstex Energy, Inc.	2,810	116,980
Delek US Holdings, Inc.	3,219	89,360
Era Group, Inc. (a)	553	15,622
GasLog, Ltd.	968	20,386
Gastar Exploration, Inc. (a)(b)	4,830	30,815
Green Plains Renewable Energy, Inc. (b)	780	20,615
Matrix Service Co. (a)	1,192	38,585
Newpark Resources, Inc. (a)(b)	6,060	67,387
Nordic American Tankers, Ltd. (b)	8,842	93,460
Panhandle Oil and Gas, Inc. (Class A) (b)	239	8,834
Penn Virginia Corp. (a)(b)	2,636	39,935
PHI, Inc. (a)(b)	397	15,959
REX American Resources Corp. (a)	320	15,258
RigNet, Inc. (a)(b)	383	18,315
SEACOR Holdings, Inc. (a)(b)	1,147	101,464
Ship Finance International, Ltd.	5,120	96,359
Targa Resources Corp.	436	42,187
Tesco Corp. (a)(b)	930	17,642
TGC Industries, Inc. (a)(b)	50	320
W&T Offshore, Inc. (b)	1,096	16,517
Warren Resources, Inc. (a)	4,175	18,495
Western Refining, Inc. (b)	2,873	104,721

		1,328,316

Financials - 27.5%
1st Source Corp. (b)	504	15,725
Alexander’s, Inc. (b)(d)	88	32,974
Allied World Assurance Company Holdings, Ltd.	288	28,719
Altisource Residential Corp. (b)(d)	3,373	96,400
American Capital Mortgage Investment Corp. (d)	4,804	96,897
Apollo Commercial Real Estate Finance, Inc. (d)	1,215	20,339
Apollo Investment Corp. (b)	10,761	92,114
Apollo Residential Mortgage, Inc. (d)	1,061	18,504

	Principal Amount ($) or Shares	Market Value $
Argo Group International Holdings, Ltd. (b)	422	18,627
ARMOUR Residential REIT, Inc. (b)(d)	24,000	102,960
Bancfirst Corp. (b)	854	46,996
Banco Latinoamericano de Comercio Exterior SA (b)	2,946	75,094
Banner Corp. (b)	1,815	72,037
BGC Partners, Inc. (Class A) (b)	14,067	95,656
BlackRock Kelso Capital Corp. (b)	8,535	81,339
BofI Holding, Inc. (a)(b)	1,160	107,996
Brookline Bancorp, Inc. (b)	8,457	77,212
Capital Southwest Corp.	399	13,837
Capitol Federal Financial, Inc. (b)	8,776	106,628
Capstead Mortgage Corp. (b)(d)	7,681	99,008
Cardinal Financial Corp. (b)	935	16,119
Central Pacific Financial Corp. (b)	782	15,429
Chemical Financial Corp. (b)	1,288	37,983
Citizens & Northern Corp. (b)	481	9,582
CNO Financial Group, Inc.	7,112	129,865
Colony Financial, Inc. (b)(d)	4,652	105,042
Community Bank System, Inc. (b)	2,149	78,288
Cowen Group, Inc. (Class A) (a)(b)	3,702	15,845
Credit Acceptance Corp. (a)(b)	304	41,995
CYS Investments, Inc. (b)(d)	11,998	105,582
Diamond Hill Investment Group, Inc. (b)	136	15,960
DuPont Fabros Technology, Inc. (b)(d)	4,023	106,851
East West Bancorp, Inc. (b)	268	9,565
Encore Capital Group, Inc. (a)(b)	1,983	96,413
Enstar Group, Ltd. (a)(b)	406	50,823
Enterprise Financial Services Corp. (b)	690	12,917
Evercore Partners, Inc. (Class A) (b)	1,686	93,809
FBL Financial Group, Inc. (Class A) (b)	1,557	65,145
FBR & Co. (a)	796	20,696
Fifth Street Finance Corp.	10,213	100,292
Financial Institutions, Inc. (b)	573	12,629
First American Financial Corp. (b)	3,943	106,224
First Commonwealth Financial Corp. (b)	1,267	10,795
First Interstate Bancsystem, Inc.	610	15,799
First Merchants Corp. (b)	3,340	71,543
First NBC Bank Holding Co. (a)	400	13,348
Flagstar Bancorp, Inc. (a)(b)	762	16,871
Gain Capital Holdings, Inc. (b)	1,371	14,149
GAMCO Investors, Inc. (Class A) (b)	314	24,511
Gladstone Investment Corp. (b)	1,633	13,325

Dynamic Small Cap Fund	5

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Great Southern Bancorp, Inc.	299	8,581
Greenlight Capital Re, Ltd. (Class A) (a)(b)	2,407	75,700
Hanmi Financial Corp. (b)	3,038	71,180
HCI Group, Inc. (b)	560	27,115
HFF, Inc. (Class A)	3,071	97,965
Home Loan Servicing Solutions, Ltd. (b)	4,699	96,424
Horace Mann Educators Corp.	2,567	73,442
Independent Bank Group, Inc.	259	13,919
Invesco Mortgage Capital, Inc. (b)(d)	6,958	117,103
Investment Technology Group, Inc. (a)	1,044	18,040
Kansas City Life Insurance Co. (b)	250	12,300
KCG Holdings, Inc. (Class A) (a)	8,112	96,452
Kearny Financial Corp. (a)(b)	1,062	13,360
Ladenburg Thalmann Financial Services, Inc. (a)(b)	4,595	12,820
Lakeland Financial Corp. (b)	471	17,898
Maiden Holdings, Ltd. (b)	4,887	54,881
Main Street Capital Corp. (b)	2,586	90,769
MainSource Financial Group, Inc.	820	14,161
Manning & Napier, Inc. (b)	1,234	18,127
Medley Capital Corp. (b)	1,233	17,311
Meta Financial Group, Inc. (b)	338	14,436
Montpelier Re Holdings, Ltd. (b)	3,557	101,410
National Western Life Insurance Co. (Class A) (b)	132	29,839
NBT Bancorp, Inc. (b)	796	18,690
New Mountain Finance Corp. (b)	6,045	90,796
New Residential Investment Corp. (d)	13,039	83,319
Nicholas Financial, Inc.	511	8,064
NorthStar Realty Finance Corp. (b)(d)	9,874	153,146
OFG Bancorp	6,065	97,040
Oritani Financial Corp.	3,724	58,318
PennantPark Investment Corp. (b)	6,572	75,184
PennyMac Mortgage Investment Trust (d)	4,379	106,497
Peoples Bancorp, Inc. (b)	508	12,431
PHH Corp. (a)(b)	3,977	103,521
Platinum Underwriters Holdings, Ltd.	1,497	87,754
Preferred Bank/Los Angeles CA (a)(b)	626	15,043
Primerica, Inc.	2,337	104,744
PrivateBancorp, Inc.	3,319	95,786
Prospect Capital Corp. (b)	11,083	122,356
Pzena Investment Management, Inc. (Class A) (b)	894	10,335

	Principal Amount ($) or Shares	Market Value $
QTS Realty Trust, Inc. (Class A) (b)(d)	560	14,314
Redwood Trust, Inc. (b)(d)	4,745	95,375
Regional Management Corp. (a)(b)	601	18,138
Resource Capital Corp. (b)(d)	15,173	88,459
RLJ Lodging Trust (d)	4,037	104,922
Ryman Hospitality Properties, Inc. (b)(d)	2,573	108,555
Safety Insurance Group, Inc.	1,279	71,407
Sandy Spring Bancorp, Inc. (b)	663	15,733
Saul Centers, Inc. (d)	307	14,266
Select Income REIT (d)	730	21,280
Selective Insurance Group, Inc.	3,260	75,110
Simmons First National Corp. (Class A) (b)	489	17,423
Solar Capital, Ltd.	3,273	72,726
State Bank Financial Corp. (b)	962	16,373
Sterling Bancorp (b)	1,804	23,163
Stewart Information Services Corp. (b)	2,441	90,268
Symetra Financial Corp. (b)	4,679	92,176
Territorial Bancorp, Inc. (b)	477	10,589
The Geo Group, Inc. (d)	3,018	97,270
The Hanover Insurance Group, Inc.	577	33,951
The Navigators Group, Inc. (a)	467	28,310
Third Point Reinsurance, Ltd. (a)(b)	475	7,125
TICC Capital Corp. (b)	1,643	17,087
Tree.com, Inc. (a)(b)	274	9,264
United Community Banks, Inc. (a)(b)	4,482	74,805
United Fire Group, Inc. (b)	1,445	41,876
Universal Insurance Holdings, Inc. (b)	4,118	55,016
Waterstone Financial, Inc. (a)	619	6,537
WesBanco, Inc.	2,493	74,316
Westwood Holdings Group, Inc. (b)	263	14,967
Wilshire Bancorp, Inc.	1,621	16,453
Wintrust Financial Corp. (b)	221	10,228
World Acceptance Corp. (a)(b)	966	92,591
WSFS Financial Corp. (b)	227	16,183

		6,608,970

Health Care - 9.5%
ACADIA Pharmaceuticals, Inc. (a)(b)	782	22,131
Accuray, Inc. (a)(b)	9,051	84,898
Achillion Pharmaceuticals, Inc. (a)(b)	526	1,841
Acorda Therapeutics, Inc. (a)	359	13,154
Addus HomeCare Corp. (a)(b)	851	24,475
Aegerion Pharmaceuticals, Inc. (a)(b)	294	16,099

6	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Air Methods Corp. (a)(b)	1,898	102,530
Akorn, Inc. (a)(b)	3,936	101,628
Alliance HealthCare Services, Inc. (a)(b)	786	23,690
Almost Family, Inc. (a)(b)	535	14,670
Alnylam Pharmaceuticals, Inc. (a)(b)	744	60,443
AngioDynamics, Inc. (a)(b)	955	14,707
Anika Therapeutics, Inc. (a)(b)	862	33,937
Arena Pharmaceuticals, Inc. (a)(b)	2,324	15,129
Array BioPharma, Inc. (a)(b)	1,107	5,336
Atrion Corp. (b)	54	15,629
Cambrex Corp. (a)(b)	902	18,103
Cantel Medical Corp. (b)	2,223	71,914
Celldex Therapeutics, Inc. (a)(b)	1,002	29,278
Clovis Oncology, Inc. (a)	181	14,411
Computer Programs & Systems, Inc. (b)	1,398	95,665
Corvel Corp. (a)(b)	356	16,380
Cross Country Healthcare, Inc. (a)(b)	1,534	15,954
Depomed, Inc. (a)	1,739	20,955
Dyax Corp. (a)	1,025	9,912
Emergent Biosolutions, Inc. (a)(b)	219	5,418
Exact Sciences Corp. (a)(b)	498	6,698
Exactech, Inc. (a)(b)	489	11,394
Exelixis, Inc. (a)(b)	1,933	13,647
Fluidigm Corp. (a)(b)	2,231	104,522
Furiex Pharmaceuticals, Inc. (a)(b)	199	18,413
Genomic Health, Inc. (a)(b)	94	2,483
Gentiva Health Services, Inc. (a)	1,241	13,291
Geron Corp. (a)(b)	843	4,008
Greatbatch, Inc. (a)	2,031	88,003
Halozyme Therapeutics, Inc. (a)(b)	2,800	39,452
Horizon Pharma, Inc. (a)(b)	1,827	22,326
Idenix Pharmaceuticals, Inc. (a)(b)	710	4,842
ImmunoGen, Inc. (a)(b)	781	12,808
Immunomedics, Inc. (a)(b)	400	1,896
Infinity Pharmaceuticals, Inc. (a)(b)	334	5,237
Insmed, Inc. (a)	312	6,243
Insys Therapeutics, Inc. (a)(b)	476	32,025
Intercept Pharmaceuticals, Inc. (a)(b)	75	30,787
InterMune, Inc. (a)(b)	865	25,985
Invacare Corp.	858	17,006
Ironwood Pharmaceuticals, Inc. (a)	951	13,799
Isis Pharmaceuticals, Inc. (a)(b)	1,439	73,389
Keryx Biopharmaceuticals, Inc. (a)(b)	924	14,830
Kindred Healthcare, Inc. (b)	844	18,281
KYTHERA Biopharmaceuticals, Inc. (a)(b)	67	3,348

	Principal Amount ($) or Shares	Market Value $
Lannett Co., Inc. (a)	1,194	51,211
Lexicon Pharmaceuticals, Inc. (a)(b)	1,262	2,259
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	138	9,625
Merit Medical Systems, Inc. (a)	1,171	17,670
Merrimack Pharmaceuticals, Inc. (a)(b)	327	1,628
MiMedx Group, Inc. (a)	708	5,062
Momenta Pharmaceuticals, Inc. (a)	453	6,704
National Healthcare Corp. (b)	312	16,068
Natus Medical, Inc. (a)	3,710	93,121
Nektar Therapeutics (a)(b)	1,335	17,128
Neurocrine Biosciences, Inc. (a)(b)	646	11,389
NewLink Genetics Corp. (a)(b)	112	4,950
Novavax, Inc. (a)(b)	1,774	11,354
NPS Pharmaceuticals, Inc. (a)(b)	2,024	70,800
NuVasive, Inc. (a)	2,844	104,517
Omnicell, Inc. (a)	3,421	98,456
Opko Health, Inc. (a)(b)	1,940	18,469
Orexigen Therapeutics, Inc. (a)(b)	888	6,163
PDL BioPharma, Inc. (b)	1,119	9,590
PharMerica Corp. (a)	906	21,835
POZEN, Inc. (a)(b)	1,592	12,672
Puma Biotechnology, Inc. (a)	455	52,898
Raptor Pharmaceutical Corp. (a)(b)	535	8,469
Rigel Pharmaceuticals, Inc. (a)	568	1,954
Sangamo Biosciences, Inc. (a)(b)	590	10,738
Sarepta Therapeutics, Inc. (a)(b)	261	7,577
Select Medical Holdings Corp. (b)	1,749	19,606
Spectrum Pharmaceuticals, Inc. (a)(b)	353	2,948
Staar Surgical Co. (a)	874	12,376
Sucampo Pharmaceuticals, Inc. (Class A) (a)(b)	1,627	14,643
Symmetry Medical, Inc. (a)	1,526	16,145
Synageva BioPharma Corp. (a)(b)	210	24,081
Synta Pharmaceuticals Corp. (a)(b)	142	878
Triple-S Management Corp. (Class B) (a)	814	13,634
US Physical Therapy, Inc.	255	8,461
Vanda Pharmaceuticals, Inc. (a)(b)	201	3,041
XOMA Corp. (a)(b)	445	3,720
Zeltiq Aesthetics, Inc. (a)(b)	1,439	27,327
ZIOPHARM Oncology, Inc. (a)(b)	279	1,189
Zogenix, Inc. (a)(b)	3,999	17,396

		2,270,752

Industrials - 15.7%
A.O. Smith Corp.	1,212	60,236
AAON, Inc. (b)	2,320	69,322
ABM Industries, Inc.	2,893	81,669

Dynamic Small Cap Fund	7

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Aceto Corp.	4,906	89,731
Aerovironment, Inc. (a)(b)	559	17,463
Aircastle, Ltd. (b)	4,132	81,400
Alamo Group, Inc.	451	23,714
Alaska Air Group, Inc. (b)	1,233	106,827
AMERCO, Inc.	413	96,204
American Railcar Industries, Inc. (b)	351	24,307
American Science & Engineering, Inc. (b)	243	15,977
ARC Document Solutions, Inc. (a)	1,595	12,585
Argan, Inc.	961	27,475
Arkansas Best Corp. (b)	3,016	100,312
Astronics Corp. (a)(b)	312	20,873
Barrett Business Services, Inc.	572	40,040
CBIZ, Inc. (a)(b)	1,612	14,718
CDI Corp. (b)	736	13,447
CIRCOR International, Inc. (b)	1,146	82,008
Courier Corp. (b)	1,012	16,668
Curtiss-Wright Corp.	1,919	130,799
Deluxe Corp. (b)	1,926	97,224
Dynamic Materials Corp. (b)	619	12,850
EnerNOC, Inc. (a)(b)	646	14,012
EnerSys (b)	1,576	111,959
Engility Holdings, Inc. (a)	331	13,813
EnPro Industries, Inc. (a)(b)	1,391	99,637
Freightcar America, Inc. (b)	544	13,905
Furmanite Corp. (a)(b)	2,278	26,972
Generac Holdings, Inc.	2,313	131,772
Great Lakes Dredge & Dock Corp. (a)(b)	1,875	15,487
Hawaiian Holdings, Inc. (a)(b)	1,784	21,479
Heartland Express, Inc. (b)	4,172	85,025
Huron Consulting Group, Inc. (a)	1,445	95,616
ICF International, Inc. (a)(b)	2,067	83,548
JetBlue Airways Corp. (a)(b)	12,479	110,190
John Bean Technologies Corp. (b)	2,919	88,037
Kadant, Inc.	381	15,297
Kforce, Inc. (b)	851	18,645
Kimball International, Inc. (Class B) (b)	1,106	20,760
Knight Transportation, Inc. (b)	4,524	97,175
Korn/Ferry International (a)	3,691	93,714
Marten Transport, Ltd.	726	14,150
Mistras Group, Inc. (a)(b)	669	14,745
Moog, Inc. (Class A) (a)	1,587	98,283
MYR Group, Inc. (a)(b)	673	15,661
National Presto Industries, Inc.	190	14,638
Navigant Consulting, Inc. (a)	4,501	78,452
NCI Building Systems, Inc. (a)	858	14,637
NN, Inc. (b)	1,304	25,154
Nortek, Inc. (a)	748	54,148

	Principal Amount ($) or Shares	Market Value $
Park-Ohio Holdings Corp. (a)(b)	1,835	96,594
Patrick Industries, Inc. (a)(b)	684	28,858
Powell Industries, Inc. (b)	314	21,393
Power Solutions International, Inc. (a)(b)	340	25,194
Primoris Services Corp. (b)	2,970	92,872
R.R. Donnelley & Sons Co. (b)	2,361	45,166
RPX Corp. (a)(b)	1,029	16,485
SkyWest, Inc.	5,553	70,523
Spirit Airlines, Inc. (a)	2,333	131,768
Teledyne Technologies, Inc. (a)(b)	1,086	106,406
The Brink’s Co. (b)	2,675	81,347
Tutor Perini Corp. (a)	3,351	82,602
United Stationers, Inc. (b)	48	2,046
Universal Forest Products, Inc. (b)	1,630	90,840
Universal Truckload Services, Inc. (b)	414	10,764
US Ecology, Inc.	518	18,612
Viad Corp. (b)	635	15,272
VSE Corp.	373	18,016
WageWorks, Inc. (a)	612	36,200
West Corp. (b)	1,011	25,396
Xerium Technologies, Inc. (a)(b)	847	13,340
YRC Worldwide, Inc. (a)(b)	697	18,261

		3,770,715

Information Technology - 15.0%
Advanced Energy Industries, Inc. (a)(b)	3,512	96,369
Advent Software, Inc. (b)	2,388	73,312
American Software, Inc. (Class A) (b)	1,023	10,701
Amkor Technology, Inc. (a)(b)	2,562	15,167
ARRIS Group, Inc. (a)(b)	4,293	123,209
Aspen Technology, Inc. (a)	2,844	133,526
ATMI, Inc. (a)	2,807	95,466
Bel Fuse, Inc. (Class B)	565	10,735
Benchmark Electronics, Inc. (a)	3,121	74,405
Black Box Corp.	550	14,630
Blackhawk Network Holdings, Inc. (a)(b)	540	13,381
Blucora, Inc. (a)(b)	3,748	72,111
CalAmp Corp. (a)(b)	3,232	103,553
Cardtronics, Inc. (a)(b)	782	31,687
ChannelAdvisor Corp. (a)(b)	347	15,747
Constant Contact, Inc. (a)	3,488	96,164
Cray, Inc. (a)(b)	3,219	111,667
CTS Corp. (b)	980	20,012
Daktronics, Inc.	1,115	15,800
Electro Rent Corp. (b)	437	7,940
Electronics for Imaging, Inc. (a)	2,589	115,469
Emulex Corp. (a)(b)	10,443	76,025

8	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

ePlus, Inc. (a)	395	22,464
Fabrinet (a)(b)	852	16,546
Global Cash Access Holdings, Inc. (a)(b)	8,175	68,670
Glu Mobile, Inc. (a)(b)	3,184	16,015
GSI Group, Inc. (a)	1,313	16,478
iGate Corp. (a)(b)	2,465	83,440
Intersil Corp. (Class A) (b)	8,179	104,037
IntraLinks Holdings, Inc. (a)	2,257	26,204
Lattice Semiconductor Corp. (a)(b)	3,336	25,253
Lionbridge Technologies, Inc. (a)	2,441	17,478
M/A-COM Technology Solutions Holdings, Inc. (a)	545	9,243
Manhattan Associates, Inc. (a)(b)	3,632	137,616
Marchex, Inc. (Class B) (b)	1,017	12,041
Methode Electronics, Inc.	3,035	102,886
MicroStrategy, Inc. (Class A) (a)	770	99,430
ModusLink Global Solutions, Inc. (a)(b)	2,314	10,575
Monster Worldwide, Inc. (a)	12,148	96,820
NETGEAR, Inc. (a)(b)	2,094	71,573
Netscout Systems, Inc. (a)	2,800	106,344
PC Connection, Inc.	922	18,670
PDF Solutions, Inc. (a)	429	8,747
Perficient, Inc. (a)	4,338	88,539
Photronics, Inc. (a)(b)	1,198	10,423
PRGX Global, Inc. (a)(b)	1,751	10,576
QAD, Inc. (Class A)	420	7,934
QLogic Corp. (a)	7,165	81,824
Qualys, Inc. (a)(b)	602	16,320
Rogers Corp. (a)	1,327	85,857
ScanSource, Inc. (a)(c)	2,133	83,742
ShoreTel, Inc. (a)(b)	3,076	27,038
Shutterstock, Inc. (a)(b)	233	23,156
Spansion, Inc. (Class A) (a)(b)	5,831	95,104
Stamps.com, Inc. (a)	1,699	59,771
SunEdison, Inc. (a)(b)	4,667	85,686
Super Micro Computer, Inc. (a)	995	20,089
Sykes Enterprises, Inc. (a)(b)	954	18,775
SYNNEX Corp. (a)(b)	1,441	85,711
TeleTech Holdings, Inc. (a)	617	14,857
Tessco Technologies, Inc. (b)	317	12,071
The Hackett Group, Inc. (b)	1,063	6,261
Ubiquiti Networks, Inc. (a)(b)	1,616	79,847
Ultra Clean Holdings (a)	1,300	17,108
United Online, Inc. (b)	4,447	49,851
Verint Systems, Inc. (a)	2,419	113,233
WebMD Health Corp. (a)(b)	2,111	93,749
XO Group, Inc. (a)	1,368	16,334

		3,601,462

	Principal Amount ($) or Shares	Market Value $
Materials - 5.6%
A. Schulman, Inc. (b)	2,419	84,060
AK Steel Holding Corp. (a)(b)	14,113	87,642
Arabian American Development Co. (a)(b)	961	11,763
Chase Corp. (b)	587	17,698
Clearwater Paper Corp. (a)	1,539	98,265
Ferro Corp. (a)	7,947	104,265
FutureFuel Corp. (b)	1,225	21,254
Globe Specialty Metals, Inc. (b)	1,464	29,090
Graphic Packaging Holding Co. (a)	6,875	70,400
Hawkins, Inc. (b)	400	14,252
Headwaters, Inc. (a)	2,658	35,431
KapStone Paper and Packaging Corp. (a)(b)	4,326	137,523
Kraton Performance Polymers, Inc. (a)	3,569	99,004
Neenah Paper, Inc.	1,564	78,528
Olin Corp. (b)	3,883	101,696
P.H. Glatfelter Co.	2,481	75,298
Quaker Chemical Corp. (b)	1,000	77,280
Resolute Forest Products (a)	4,366	89,459
UFP Technologies, Inc. (a)	457	11,695
Worthington Industries, Inc.	2,294	91,439
Zep, Inc. (b)	817	14,379

		1,350,421

Telecommunication Services - 0.6%
Atlantic Tele-Network, Inc. (b)	246	16,123
Cbeyond, Inc. (a)(b)	1,963	13,446
Hawaiian Telcom Holdco, Inc. (a)(b)	471	13,565
Inteliquent, Inc. (b)	2,124	29,651
NTELOS Holdings Corp. (b)	914	12,778
Premiere Global Services, Inc. (a)(b)	1,461	16,524
USA Mobility, Inc.	845	12,210
Vonage Holdings Corp. (a)(b)	5,049	23,276

		137,573

Utilities - 3.1%
Avista Corp. (b)	3,302	97,739
Black Hills Corp. (b)	1,903	107,919
California Water Service Group	4,300	101,093
Connecticut Water Service, Inc. (b)	426	13,990
Empire District Electric Co.	2,969	70,484
New Jersey Resources Corp. (b)	2,169	97,627
Otter Tail Corp. (b)	2,056	62,132
PNM Resources, Inc.	3,982	104,129
SJW Corp. (b)	542	16,038
Southwest Gas Corp. (b)	940	50,779

Dynamic Small Cap Fund	9

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Unitil Corp. (b)	512	16,118

		738,048

Total Common Stocks (cost $20,006,114)		23,567,725

Short-Term Investments - 27.1%
SSgA Prime Money Market Fund 0.18% (e)(f)	331,287	331,287
State Street Navigator Securities Lending Prime Portfolio (e)(g)	6,168,939	6,168,939

Total Short-Term Investments (cost $6,500,226)		6,500,226

Total Investments - 125.3% (identified cost $26,506,340)		30,067,951

Other Assets and Liabilities, Net - (25.3%)		(6,067,240)

Net Assets - 100.0%		24,000,711

Footnotes:

(a)	Non-income producing security.
(b)	All or a portion of the shares of this security are on loan.
(c)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.
(d)	Real Estate Investment Trust (REIT).
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Investments of cash collateral for securities loaned.

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000 Mini Index Futures	1	USD	118,190	03/14	398

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					398

During the six months ended February 28, 2014, average notional value related to futures contracts was $620,000 or 2.6% of net assets.

See accompanying notes which are an integral part of the financial statements.

10	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Presentation of Portfolio Holdings — February 28, 2014 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,784,660	$—	$—	$2,784,660	11.6
Consumer Staples	976,808	—	—	976,808	4.1
Energy	1,328,316	—	—	1,328,316	5.5
Financials	6,608,970	—	—	6,608,970	27.5
Health Care	2,270,752	—	—	2,270,752	9.5
Industrials	3,770,715	—	—	3,770,715	15.7
Information Technology	3,601,462	—	—	3,601,462	15.0
Materials	1,350,421	—	—	1,350,421	5.6
Telecommunication Services	137,573	—	—	137,573	0.6
Utilities	738,048	—	—	738,048	3.1
Short-Term Investments	331,287	6,168,939	—	6,500,226	27.1

Total Investments	23,899,012	6,168,939	—	30,067,951	125.3

Other Assets and Liabilities, Net					(25.3)

					100.0

Other Financial Instruments**
Futures Contracts	$398	$—	$—	$398	0.0	***

*	For a description of the levels see Note 2 in the Notes to Financial Statements. There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2014.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instruments.
***	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Dynamic Small Cap Fund	11

SSgA

Clarion Real Estate Fund

Shareholder Expense Example — February 28, 2014 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2013 to February 28, 2014.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2013	$1,000.00	$1,000.00
Ending Account Value February 28, 2014	$1,123.60	$1,019.84
Expenses Paid During Period*	$5.27	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

12	Clarion Real Estate Fund

SSgA

Clarion Real Estate Fund

Schedule of Investments —
February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.5%
Diversified REITs - 7.2%
Cousins Properties, Inc.	36,500	421,575
Liberty Property Trust	20,500	784,330
Vornado Realty Trust	19,088	1,837,983

		3,043,888

Hotels, Resorts & Cruise Lines - 1.6%
Extended Stay America, Inc. (a)	6,400	163,072
Hilton Worldwide Holdings, Inc. (a)(b)	13,200	295,152
Starwood Hotels & Resorts Worldwide, Inc.	2,600	214,396

		672,620

Industrial REITs - 6.5%
DCT Industrial Trust, Inc.	71,300	564,696
ProLogis	52,624	2,167,582

		2,732,278

Office REITs - 17.0%
BioMed Realty Trust, Inc.	28,500	589,380
Boston Properties, Inc.	14,455	1,625,176
Brandywine Realty Trust (b)	23,300	341,345
Digital Realty Trust, Inc. (b)	5,522	299,072
Douglas Emmett, Inc. (b)	23,923	644,246
Duke Realty Corp.	53,008	890,534
Highwoods Properties, Inc. (b)	14,600	550,566
Kilroy Realty Corp. (b)	15,400	885,808
SL Green Realty Corp. (b)	13,908	1,381,482

		7,207,609

Residential REITs - 18.7%
American Residential Properties, Inc. (a)(b)	6,900	125,580
AvalonBay Communities, Inc.	13,098	1,689,249
BRE Properties, Inc.	14,300	883,311
Equity Residential (b)	40,739	2,382,010
Essex Property Trust, Inc. (b)	4,321	722,687
Post Properties, Inc.	12,100	587,213
Sun Communities, Inc. (b)	7,400	340,844
UDR, Inc. (b)	45,662	1,178,536

		7,909,430

Retail REITs - 25.7%
Brixmor Property Group, Inc.	9,900	218,592
DDR Corp. (b)	45,700	759,534
Federal Realty Investment Trust	2,973	330,925
General Growth Properties, Inc.	65,600	1,444,512
Kimco Realty Corp. (b)	42,329	942,244

	Principal Amount ($) or Shares	Market Value $
Ramco-Gershenson Properties Trust	15,200	253,840
Regency Centers Corp. (b)	10,000	507,700
Simon Property Group, Inc.	28,845	4,652,410
Tanger Factory Outlet Centers, Inc. (b)	3,710	127,290
Taubman Centers, Inc.	9,449	665,682
The Macerich Co.	15,880	954,864

		10,857,593

Specialized REITs - 22.8%
CubeSmart (b)	14,500	253,895
HCP, Inc.	22,506	872,558
Health Care REIT, Inc.	29,095	1,709,040
Healthcare Realty Trust, Inc.	23,126	554,330
Healthcare Trust of America, Inc. (Class A) (b)	15,400	172,942
Host Hotels & Resorts, Inc.	100,752	1,981,792
Pebblebrook Hotel Trust (b)	9,100	302,484
Public Storage (b)	9,341	1,578,629
Senior Housing Properties Trust (b)	19,600	437,080
Strategic Hotels & Resorts, Inc. (a)(b)	30,400	303,696
Sunstone Hotel Investors, Inc.	31,100	420,472
Ventas, Inc.	13,634	851,171
Weyerhaeuser Co.	7,000	206,570

		9,644,659

Total Common Stocks (cost $26,315,216)		42,068,077

Short-Term Investments - 14.8%
SSgA Prime Money Market Fund 0.18% (c)(d)	290,078	290,078
State Street Navigator Securities Lending Prime Portfolio (c)(e)	5,974,866	5,974,866

Total Short-Term Investments (cost $6,264,944)		6,264,944

Total Investments - 114.3% (identified cost $32,580,160)		48,333,021

Other Assets and Liabilities, Net - (14.3%)		(6,062,082)

Net Assets - 100.0%		42,270,939

Clarion Real Estate Fund	13

SSgA

Clarion Real Estate Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

Footnotes:

(a)	Non-income producing security
(b)	All or a portion of the shares of this security are on loan
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(d)	The rate shown is the annualized seven-day yield at period end
(e)	Investments of cash collateral for securities loaned
REIT =	Real Estate Investment Trust

Presentation of Portfolio Holdings — February 28, 2014 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified REITs	$3,043,888	$—	$—	$3,043,888	7.2
Hotels, Resorts & Cruise Lines	672,620	—	—	672,620	1.6
Industrial REITs	2,732,278	—	—	2,732,278	6.5
Office REITs	7,207,609	—	—	7,207,609	17.0
Residential REITs	7,909,430	—	—	7,909,430	18.7
Retail REITs	10,857,593	—	—	10,857,593	25.7
Specialized REITs	9,644,659	—	—	9,644,659	22.8
Short-Term Investments	290,078	5,974,866	—	6,264,944	14.8

Total Investments	$42,358,155	$5,974,866	$—	$48,333,021	114.3

Other Assets and Liabilities, Net					(14.3)

					100.0

*	For a description of the levels see Note 2 in the Notes to Financial Statements. There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2014.

See accompanying notes which are an integral part of the financial statements.

14	Clarion Real Estate Fund

SSgA

IAM SHARES Fund

Shareholder Expense Example — February 28, 2014 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2013 to February 28, 2014.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2013	$1,000.00	$1,000.00
Ending Account Value February 28, 2014	$1,148.00	$1,022.92
Expenses Paid During Period*	$2.02	$1.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.38% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

IAM SHARES Fund	15

SSgA

IAM SHARES Fund

Schedule of Investments — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.1%
Consumer Discretionary - 13.1%
Amazon.com, Inc. (a)	4,600	1,665,660
AutoNation, Inc. (a)(b)	7,300	384,272
AutoZone, Inc. (a)	100	53,844
Bed Bath & Beyond, Inc. (a)(b)	3,200	217,024
Best Buy Co., Inc.	3,925	104,523
BorgWarner, Inc. (b)	5,200	319,540
Brunswick Corp.	3,500	156,765
Cablevision Systems Corp. (Class A) (b)	3,200	56,320
Carnival Corp. (b)	4,300	170,538
CBS Corp. (Class B) (b)	8,701	583,663
Chipotle Mexican Grill, Inc. (a)	100	56,521
Coach, Inc. (b)	11,376	555,263
Comcast Corp. (Class A)	42,966	2,220,913
D.R. Horton, Inc. (b)	3,900	95,784
Denny’s Corp. (a)(b)	16,283	110,724
DIRECTV (a)	9,211	714,774
Ethan Allen Interiors, Inc. (b)	4,666	117,257
Family Dollar Stores, Inc.	2,400	157,200
Ford Motor Co.	59,143	910,211
Gannett Co., Inc. (b)	6,000	178,500
General Motors Co. (a)	18,100	655,220
Genuine Parts Co.	2,800	246,652
Graham Holdings Co. (Class B)	321	230,703
H&R Block, Inc.	3,700	117,068
Hanesbrands, Inc.	3,100	227,168
Harley-Davidson, Inc.	7,200	475,632
J.C. Penney Co., Inc. (a)(b)	2,500	18,200
JAKKS Pacific, Inc. (b)	9,253	66,251
Johnson Controls, Inc.	10,700	528,580
Kohl’s Corp. (b)	4,100	230,379
Leggett & Platt, Inc. (b)	7,900	253,195
Liberty Interactive Corp. (Class A) (a)	9,402	274,538
Lowe’s Cos., Inc.	16,600	830,498
Macy’s, Inc.	6,768	391,596
Marriott International, Inc. (Class A) (b)	9,400	509,762
Matthews International Corp. (Class A) (b)	3,793	155,627
McDonald’s Corp.	14,730	1,401,559
Meredith Corp.	4,900	229,320
Netflix, Inc. (a)	500	222,815
Newell Rubbermaid, Inc. (b)	10,100	324,311
News Corp. (Class A) (a)	6,450	118,228
NIKE, Inc. (Class B)	5,000	391,500
Nordstrom, Inc. (b)	2,600	159,848
O’Reilly Automotive, Inc. (a)	900	135,765
Omnicom Group, Inc.	3,200	242,176

	Principal Amount ($) or Shares	Market Value $
Penske Automotive Group, Inc.	1,881	81,428
priceline.com, Inc. (a)	600	809,304
Ross Stores, Inc.	400	29,120
Sears Holdings Corp. (a)(b)	4,339	194,170
Sonic Automotive, Inc. (b)	5,151	122,388
Staples, Inc. (b)	8,400	114,156
Starbucks Corp.	8,800	624,448
Starwood Hotels & Resorts Worldwide, Inc.	5,100	420,546
Target Corp.	10,900	681,686
The Gap, Inc.	5,400	236,250
The Goodyear Tire & Rubber Co.	4,300	115,541
The Home Depot, Inc.	22,400	1,837,472
The McClatchy Co. (Class A) (a)(b)	15,070	80,022
The New York Times Co. (Class A) (b)	7,200	118,224
The Walt Disney Co.	29,400	2,375,814
Tiffany & Co.	6,000	559,500
Time Warner Cable, Inc.	3,963	556,207
Time Warner, Inc.	13,983	938,679
TJX Cos., Inc.	3,500	215,110
TripAdvisor, Inc. (a)(b)	600	60,144
Twenty-First Century Fox, Inc.	25,800	865,332
Viacom, Inc. (Class B)	7,901	693,155
Whirlpool Corp.	3,000	433,890
Wyndham Worldwide Corp.	2,360	171,997
Yum! Brands, Inc.	5,200	385,216

		29,985,686

Consumer Staples - 9.5%
Altria Group, Inc.	39,685	1,438,978
Archer-Daniels-Midland Co.	13,898	564,259
Avon Products, Inc. (b)	1,400	21,658
Campbell Soup Co. (b)	8,490	367,702
Church & Dwight Co., Inc. (b)	3,200	217,536
Colgate-Palmolive Co.	7,400	464,942
ConAgra Foods, Inc.	9,900	281,160
Constellation Brands, Inc. (Class A) (a)	300	24,309
Costco Wholesale Corp.	5,900	689,120
CVS Caremark Corp.	16,919	1,237,456
Energizer Holdings, Inc.	574	55,873
General Mills, Inc.	2,200	110,066
Katy Industries, Inc. (a)(b)	5,900	8,732
Kellogg Co. (b)	8,635	524,058
Kimberly-Clark Corp.	8,188	903,546
Kraft Foods Group, Inc.	8,436	466,258
Lorillard, Inc. (b)	5,000	245,300
Mead Johnson Nutrition Co.	2,522	205,669
Mondelez International, Inc. (Class A)	24,709	840,847

16	IAM SHARES Fund

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IAM SHARES Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Monster Beverage Corp. (a)	1,100	81,400
PepsiCo, Inc.	25,538	2,044,828
Philip Morris International, Inc.	24,285	1,964,899
Rite Aid Corp. (a)	25,600	168,704
Safeway, Inc.	11,100	415,695
SUPERVALU, Inc. (a)(b)	7,382	47,761
Sysco Corp.	17,500	630,350
The Coca-Cola Co.	63,350	2,419,970
The Estee Lauder Cos., Inc. (Class A)	200	13,768
The J.M. Smucker Co.	4,007	400,740
The Kroger Co.	15,300	641,682
The Procter & Gamble Co.	41,621	3,273,908
TreeHouse Foods, Inc. (a)	1,600	114,016
Tyson Foods, Inc. (Class A) (b)	300	11,835
Walgreen Co.	12,900	876,555
Whole Foods Market, Inc.	1,800	97,290

		21,870,870

Energy - 10.4%
Anadarko Petroleum Corp.	6,400	538,624
Apache Corp.	4,900	388,521
Baker Hughes, Inc.	7,900	499,912
BP PLC ADR	3,236	163,774
Cabot Oil & Gas Corp.	4,000	140,000
Cameron International Corp. (a)	4,700	301,082
Chesapeake Energy Corp. (b)	8,300	215,053
Chevron Corp.	29,829	3,440,179
ConocoPhillips	23,777	1,581,170
CONSOL Energy, Inc. (b)	1,100	44,110
Devon Energy Corp.	6,100	392,962
EOG Resources, Inc.	3,200	606,144
Exxon Mobil Corp.	74,780	7,199,071
Halliburton Co.	18,160	1,035,120
Hess Corp.	6,700	536,201
Kinder Morgan, Inc.	4,957	157,880
Marathon Oil Corp.	8,200	274,700
Marathon Petroleum Corp.	4,100	344,400
National Oilwell Varco, Inc.	4,400	338,976
Newfield Exploration Co. (a)	1,800	50,742
Noble Energy, Inc.	400	27,504
Occidental Petroleum Corp.	10,800	1,042,416
Peabody Energy Corp. (b)	700	12,292
Phillips 66	9,388	702,786
Pioneer Natural Resources Co.	1,100	221,298
Range Resources Corp.	1,600	137,680
Schlumberger, Ltd.	21,882	2,035,026
Southwestern Energy Co. (a)	4,700	194,298
Spectra Energy Corp.	8,398	313,077
The Williams Cos., Inc.	7,800	322,140
Transocean, Ltd. (b)	5,000	212,000

	Principal Amount ($) or Shares	Market Value $
Valero Energy Corp.	7,200	345,456
WPX Energy, Inc. (a)(b)	2,800	49,336

		23,863,930

Financials - 14.6%
Aegon NV	15,347	137,356
Aflac, Inc.	6,500	416,520
American Express Co.	15,200	1,387,456
American Financial Group, Inc.	16,242	928,393
American International Group, Inc.	19,803	985,595
American Tower Corp. (c)	4,900	399,203
Ameriprise Financial, Inc.	2,840	309,531
Aon PLC	4,700	402,320
AvalonBay Communities, Inc. (c)	600	77,382
Bank of America Corp.	128,532	2,124,634
BB&T Corp.	7,500	283,500
Berkshire Hathaway, Inc. (Class B) (a)	25,000	2,894,500
BlackRock, Inc.	800	243,872
Capital One Financial Corp.	6,661	489,117
Citigroup, Inc.	41,010	1,994,316
CME Group, Inc. (d)	4,800	354,336
Comerica, Inc. (b)	200	9,636
Discover Financial Services	6,550	375,839
E*TRADE Financial Corp. (a)	1,170	26,290
Equity Residential (c)	2,100	122,787
Fifth Third Bancorp	6,400	138,848
Franklin Resources, Inc.	5,400	287,550
Genworth Financial, Inc. (Class A) (a)	1,400	21,756
Hartford Financial Services Group, Inc.	3,200	112,608
HCP, Inc. (c)	1,400	54,278
Health Care REIT, Inc. (c)	1,700	99,858
Host Hotels & Resorts, Inc. (c)	36,517	718,289
HSBC Holdings PLC ADR	10,197	538,300
Hudson City Bancorp, Inc.	7,600	72,200
IntercontinentalExchange Group, Inc.	1,202	251,026
Janus Capital Group, Inc. (b)	33,047	369,796
JPMorgan Chase & Co.	48,234	2,740,656
KeyCorp	6,500	85,605
M&T Bank Corp. (b)	1,600	186,544
Marsh & McLennan Cos., Inc.	7,500	361,200
MetLife, Inc.	11,099	562,386
Moody’s Corp.	3,000	237,000
Morgan Stanley	17,500	539,000
Northern Trust Corp. (b)	3,400	210,290
People’s United Financial, Inc. (b)	5,700	80,769
Plum Creek Timber Co., Inc. (b)(c)	2,000	86,580

IAM SHARES Fund	17

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IAM SHARES Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

PNC Financial Services Group, Inc.	5,450	445,701
Potlatch Corp. (c)	7,700	305,228
Principal Financial Group, Inc.	2,600	117,910
ProLogis, Inc. (c)	5,828	240,055
Prudential Financial, Inc.	6,400	541,312
Public Storage (c)	1,700	287,300
Regions Financial Corp.	9,142	97,271
Simon Property Group, Inc. (c)	3,271	527,579
SLM Corp.	6,300	150,822
SunTrust Banks, Inc.	3,500	131,880
T. Rowe Price Group, Inc.	1,000	81,170
The Allstate Corp.	7,100	385,246
The Bank of New York Mellon Corp.	14,798	473,536
The Charles Schwab Corp.	13,300	352,583
The Chubb Corp.	2,800	244,944
The Goldman Sachs Group, Inc.	6,300	1,048,635
The Progressive Corp.	8,100	198,369
The Travelers Cos., Inc.	14,483	1,214,255
U.S. Bancorp	22,812	938,486
Ventas, Inc. (c)	3,633	226,808
Vornado Realty Trust (c)	2,144	206,446
Wells Fargo & Co.	64,235	2,981,789
Weyerhaeuser Co. (c)	18,090	533,836

		33,448,283

Health Care - 12.5%
Abbott Laboratories	20,100	799,578
AbbVie, Inc.	20,100	1,023,291
Actavis PLC (a)	700	154,574
Aetna, Inc.	6,515	473,706
Agilent Technologies, Inc.	4,142	235,804
Alexion Pharmaceuticals, Inc. (a)	2,000	353,600
Allergan, Inc.	3,900	495,300
Allied Healthcare Products (a)	3,644	7,834
AmerisourceBergen Corp.	1,200	81,420
Amgen, Inc.	7,961	987,323
Baxter International, Inc.	11,936	829,552
Biogen Idec, Inc. (a)	3,600	1,226,448
Boston Scientific Corp. (a)	17,863	234,005
Bristol-Myers Squibb Co.	20,688	1,112,394
Cardinal Health, Inc.	4,000	286,120
CareFusion Corp. (a)	2,000	81,060
Celgene Corp. (a)	6,100	980,575
Cerner Corp. (a)	3,900	239,343
Cigna Corp.	3,800	302,442
Edwards Lifesciences Corp. (a)(b)	4,466	311,548
Eli Lilly & Co.	12,700	757,047
Express Scripts Holding Co. (a)	12,485	940,245
Forest Laboratories, Inc. (a)	3,800	370,766

	Principal Amount ($) or Shares	Market Value $
Gilead Sciences, Inc. (a)	21,800	1,804,822
Hospira, Inc. (a)	900	38,952
Humana, Inc.	2,000	224,920
Intuitive Surgical, Inc. (a)	200	88,966
Johnson & Johnson	36,000	3,316,320
McKesson Corp.	3,600	637,380
Medtronic, Inc.	14,300	847,418
Merck & Co., Inc.	46,115	2,628,094
PerkinElmer, Inc. (b)	4,700	213,004
Perrigo Co. PLC (b)	600	98,664
Pfizer, Inc.	94,054	3,020,074
St. Jude Medical, Inc.	4,300	289,476
STERIS Corp. (b)	4,971	229,412
Stryker Corp.	4,100	328,984
Thermo Fisher Scientific, Inc.	5,800	722,332
UnitedHealth Group, Inc.	14,700	1,135,869
WellPoint, Inc.	5,800	525,422
Zimmer Holdings, Inc.	2,570	241,169
Zoetis, Inc.	2,295	71,191

		28,746,444

Industrials - 13.3%
3M Co.	11,300	1,522,449
Actuant Corp. (Class A) (b)	5,600	196,336
Alaska Air Group, Inc.	1,600	138,624
American Airlines Group, Inc. (a)(b)	5,000	184,650
AMETEK, Inc.	7,200	383,328
Arkansas Best Corp. (b)	1,600	53,216
Avis Budget Group, Inc. (a)(b)	1,800	84,582
AZZ, Inc. (b)	1,600	70,992
Caterpillar, Inc. (b)	10,421	1,010,524
CSX Corp.	24,900	689,979
Cummins, Inc.	4,200	612,864
Danaher Corp.	11,600	887,284
Deere & Co.	7,900	678,847
Dover Corp.	5,300	499,790
Eaton Corp. PLC	8,142	608,289
Emerson Electric Co.	12,600	822,276
FedEx Corp.	3,100	413,323
General Dynamics Corp.	5,710	625,473
General Electric Co.	146,821	3,739,531
Hexcel Corp. (a)	2,600	117,000
HNI Corp. (b)	900	31,995
Honeywell International, Inc.	11,462	1,082,471
Illinois Tool Works, Inc.	9,308	767,910
Ingersoll-Rand PLC	3,900	238,446
Jacobs Engineering Group, Inc. (a)	2,800	169,820
Kansas City Southern (b)	2,550	239,496
Koninklijke Philips NV	1,264	44,050

18	IAM SHARES Fund

SSgA

IAM SHARES Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

L-3 Communications Holdings, Inc. (b)	2,500	288,500
Lockheed Martin Corp.	4,819	782,124
Manpower, Inc.	2,100	164,136
Masco Corp.	14,300	333,905
Norfolk Southern Corp.	7,200	661,752
Northrop Grumman Corp.	4,796	580,460
PACCAR, Inc. (b)	7,875	518,490
Parker Hannifin Corp.	3,000	361,650
Pentair, Ltd.	2,900	234,349
Precision Castparts Corp.	2,800	722,064
R.R. Donnelley & Sons Co. (b)	5,700	109,041
Raytheon Co.	5,800	567,878
Republic Services, Inc.	4,080	139,169
Rockwell Automation, Inc. (b)	4,600	565,064
Rockwell Collins, Inc.	1,800	148,572
Ryder System, Inc.	4,800	361,536
Siemens AG ADR	200	26,626
Snap-on, Inc.	1,600	179,472
Southwest Airlines Co.	12,825	287,793
Stanley Black & Decker, Inc.	3,215	266,974
Tecumseh Products Co. (Class A) (a)(b)	1,600	12,640
Terex Corp.	1,800	80,154
Textron, Inc. (b)	5,600	222,320
The Boeing Co.	10,400	1,340,768
The Manitowoc Co., Inc. (b)	2,300	71,162
The Toro Co.	4,600	304,658
Tyco International, Ltd.	6,700	282,606
Union Pacific Corp.	8,500	1,533,230
United Continental Holdings, Inc. (a)	734	33,001
United Parcel Service, Inc. (Class B)	15,714	1,504,930
United Technologies Corp.	13,500	1,579,770
Valmont Industries, Inc. (b)	300	43,689
Waste Management, Inc.	10,218	424,047
Watts Water Technologies, Inc. (Class A) (b)	400	24,648

		30,670,723

Information Technology - 17.2%
Accenture PLC (Class A)	8,600	716,810
Adobe Systems, Inc. (a)	6,800	466,548
Akamai Technologies, Inc. (a)	400	24,452
Amphenol Corp. (Class A)	5,200	457,704
Analog Devices, Inc.	5,000	254,100
Apple, Inc.	12,300	6,472,752
Applied Materials, Inc.	17,300	328,008
Autodesk, Inc. (a)	3,000	157,380
Automatic Data Processing, Inc.	6,300	490,014

	Principal Amount ($) or Shares	Market Value $
Broadcom Corp. (Class A)	5,850	173,862
CA, Inc.	4,400	147,400
Cisco Systems, Inc.	70,500	1,536,900
Cognizant Technology Solutions Corp. (Class A) (a)	700	72,842
Computer Sciences Corp.	6,045	382,044
Corning, Inc.	20,200	389,254
Diebold, Inc. (b)	5,866	219,330
eBay, Inc. (a)	14,700	863,919
Electronic Arts, Inc. (a)	4,700	134,373
EMC Corp.	27,100	714,627
Energy Conversion Devices, Inc. (a)(e)	36,400	—
F5 Networks, Inc. (a)	1,100	123,574
Facebook, Inc. (Class A) (a)	20,000	1,369,200
Google, Inc. (Class A) (a)(d)	3,600	4,376,340
Hewlett-Packard Co.	28,532	852,536
Intel Corp.	66,700	1,651,492
International Business Machines Corp. (b)	16,700	3,092,339
Juniper Networks, Inc. (a)	3,800	101,612
KLA-Tencor Corp.	2,100	136,815
Mastercard, Inc. (Class A)	13,000	1,010,360
Micron Technology, Inc. (a)	13,500	326,565
Microsoft Corp.	95,800	3,670,098
Motorola Solutions, Inc.	4,128	273,274
NetApp, Inc.	4,500	181,845
NVIDIA Corp. (b)	1,900	34,922
Oracle Corp.	51,349	2,008,259
Paychex, Inc.	4,300	179,568
QUALCOMM, Inc.	20,700	1,558,503
Quantum Corp. (a)(b)	44,625	52,211
Red Hat, Inc. (a)	400	23,596
Salesforce.com, Inc. (a)	4,800	299,376
SanDisk Corp.	100	7,430
Seagate Technology PLC	7,000	365,330
Symantec Corp.	11,945	256,579
Teradata Corp. (a)(b)	200	9,184
Texas Instruments, Inc.	16,700	750,832
The Western Union Co. (b)	7,736	129,423
Total System Services, Inc.	2,032	61,895
VeriSign, Inc. (a)(b)	300	16,533
Visa, Inc. (Class A)	4,600	1,039,324
Western Digital Corp.	600	52,194
Xerox Corp.	49,500	544,005
Xilinx, Inc. (b)	4,800	250,560
Yahoo!, Inc. (a)	17,100	661,257

		39,469,350

Materials - 3.6%
Air Products & Chemicals, Inc.	4,800	582,336
AK Steel Holding Corp. (a)(b)	13,482	83,723

IAM SHARES Fund	19

SSgA

IAM SHARES Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Alcoa, Inc. (b)	29,600	347,504
Allegheny Technologies, Inc.	4,800	152,544
AngloGold Ashanti, Ltd. ADR (a)	3,199	56,238
Ashland, Inc.	1,204	113,622
Avery Dennison Corp.	1,900	94,658
Ball Corp.	3,400	188,904
Bemis Co., Inc. (b)	3,500	137,480
CF Industries Holdings, Inc.	400	100,360
Cliffs Natural Resources, Inc. (b)	600	12,018
Crown Holdings, Inc. (a)	3,400	153,068
E.I. du Pont de Nemours & Co.	9,700	646,214
Ecolab, Inc.	4,100	441,775
FMC Corp.	2,900	223,822
Freeport-McMoRan Copper & Gold, Inc.	9,552	311,586
International Paper Co.	11,073	541,359
Martin Marietta Materials, Inc. (b)	1,500	182,970
MeadWestvaco Corp. (b)	3,000	112,290
Monsanto Co.	5,800	638,116
Newmont Mining Corp.	5,700	132,582
Owens-Illinois, Inc. (a)	2,900	98,368
PPG Industries, Inc.	2,900	573,678
Schnitzer Steel Industries, Inc. (Class A) (b)	1,770	44,905
Sigma-Aldrich Corp. (b)	2,300	217,143
The Dow Chemical Co.	18,888	920,035
The Mosaic Co.	3,600	175,896
The Sherwin-Williams Co.	3,500	701,680
Vulcan Materials Co. (b)	3,600	244,548

		8,229,422

Telecommunication Services - 2.6%
AT&T, Inc.	94,581	3,019,971
CenturyLink, Inc. (b)	7,665	239,608
Frontier Communications Corp. (b)	10,506	51,269
Verizon Communications, Inc.	57,572	2,739,276

		6,050,124

Utilities - 2.3%
Ameren Corp.	3,000	121,230
American Electric Power Co., Inc.	5,300	266,060
Consolidated Edison, Inc.	3,700	207,385
Dominion Resources, Inc.	8,400	582,960
Duke Energy Corp.	7,620	540,105
Edison International	4,500	235,665
Entergy Corp. (b)	2,400	153,168
Exelon Corp.	11,590	352,452
FirstEnergy Corp.	4,200	129,276
NextEra Energy, Inc. (b)	5,600	511,784
Pepco Holdings, Inc. (b)	9,300	189,627
PG&E Corp.	5,300	233,518

	Principal Amount ($) or Shares	Market Value $
PPL Corp.	6,400	206,656
Public Service Enterprise Group, Inc.	7,000	256,620
Sempra Energy	3,300	311,751
Southern Co. (b)	12,200	516,670
The AES Corp.	8,800	120,120
Wisconsin Energy Corp. (b)	3,500	153,860
Xcel Energy, Inc. (b)	4,000	121,160

		5,210,067

Total Common Stocks (cost $135,452,538)		227,544,899

Short-Term Investments - 4.7%
SSgA Prime Money Market Fund 0.18% (f)(g)	1,528,783	1,528,783
State Street Navigator Securities Lending Prime Portfolio (f)(h)	9,071,201	9,071,201
United States Treasury Bill 0.035%, due 05/22/14 (i)(j)	213,000	212,983

Total Short-Term Investments (cost $10,812,967)		10,812,967

Total Investments - 103.8% (identified cost $146,265,505)		238,357,866

Other Assets and Liabilities, Net - (3.8%)		(8,676,106)

Net Assets - 100.0%		229,681,760

Footnotes:

(a)	Non-income producing security.
(b)	All or a portion of the shares of this security are on loan.
(c)	Real Estate Investment Trust (REIT).
(d)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.
(e)	Security is valued at fair value as determined in good faith by the Trust in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(g)	The rate shown is the annualized seven-day yield at period end
(h)	Investments of cash collateral for securities loaned
(i)	Security value is determined based on Level 2 inputs.
(j)	The rate shown is the yield-to-maturity from date of acquisition.

20	IAM SHARES Fund

SSgA

IAM SHARES Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 Index Futures	5	USD	2,322,000	03/14	111,107

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					111,107

During the six months ended February 28, 2014, average notional value related to futures contracts was $3,000,000 or 1.3% of net assets.

Presentation of Portfolio Holdings — February 28, 2014 (Unaudited)

	Market Value*					% of Net Assets
Categories	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$29,985,686	$—		$—	$29,985,686	13.1
Consumer Staples	21,870,870	—		—	21,870,870	9.5
Energy	23,863,930	—		—	23,863,930	10.4
Financials	33,448,283	—		—	33,448,283	14.6
Health Care	28,746,444	—		—	28,746,444	12.5
Industrials	30,670,723	—		—	30,670,723	13.3
Information Technology	39,469,350	—	**	—	39,469,350	17.2
Materials	8,229,422	—		—	8,229,422	3.6
Telecommunication Services	6,050,124	—		—	6,050,124	2.6
Utilities	5,210,067	—		—	5,210,067	2.3
Short-Term Investments	1,528,783	9,284,184		—	10,812,967	4.7

Total Investments	229,073,682	9,284,184		—	238,357,866	103.8

Other Assets and Liabilities, Net						(3.8)

						100.0

Other Financial Instruments***
Futures Contracts	$111,107	$—		$—	$111,107	0.0	****

*	For a description of the levels see Note 2 in the Notes to Financial Statements. There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2014.
**	Fund held a Level 2 security that was valued at $0 at February 28, 2014.
***	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instruments.
****	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund	21

SSgA

Enhanced Small Cap Fund

Shareholder Expense Example — February 28, 2014 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2013 to February 28, 2014.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
September 1, 2013	$1,000.00	$1,000.00
Ending Account Value
February 28, 2014	$1,173.70	$1,021.08
Expenses Paid During Period*	$4.04	$3.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

22	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 100.1%
Consumer Discretionary - 12.5%
1-800-FLOWERS.COM, Inc. (Class A) (a)	10,784	56,724
AH Belo Corp. (Class A)	2,881	31,806
American Public Education, Inc. (a)	86	3,046
ANN, Inc. (a)	4,871	173,651
Arctic Cat, Inc.	1,450	67,889
Ascent Media Corp. (Class A) (a)	975	71,594
Big 5 Sporting Goods Corp.	2,237	33,958
Bloomin’ Brands, Inc. (a)	1,144	28,760
Bob Evans Farms, Inc.	257	13,297
Bridgepoint Education, Inc. (a)	137	2,643
Brown Shoe Co., Inc.	3,835	94,264
Brunswick Corp.	77	3,449
Capella Education Co.	1,497	99,521
Christopher & Banks Corp. (a)	3,338	22,231
Citi Trends, Inc. (a)	201	3,296
Cracker Barrel Old Country Store, Inc.	94	9,348
Crocs, Inc. (a)	11,140	169,662
CSS Industries, Inc.	916	24,732
Culp, Inc.	1,971	38,001
Cumulus Media, Inc. (Class A) (a)	12,824	84,125
Dana Holding Corp. (b)	9,255	200,648
Denny’s Corp. (a)	22,200	150,960
Destination Maternity Corp.	2,651	74,864
DineEquity, Inc.	126	10,553
Education Management Corp. (a)	1,858	11,037
Einstein Noah Restaurant Group, Inc.	5,900	88,028
Entravision Communications Corp. (Class A)	7,400	49,062
Ethan Allen Interiors, Inc.	115	2,890
Express, Inc. (a)	9,185	167,994
FTD Cos., Inc. (a)	187	5,808
G-III Apparel Group, Ltd. (a)	1,683	116,952
Gerber Scientific, Inc. (a)(c)	600	—
Harte-Hanks, Inc.	12,873	102,855
hhgregg, Inc. (a)	702	7,434
HSN, Inc.	2,707	155,246
Iconix Brand Group, Inc. (a)	632	25,432
Interval Leisure Group, Inc.	3,385	92,038
Jack in the Box, Inc. (a)	77	4,424
Journal Communications, Inc. (Class A) (a)	3,418	31,343
Kirkland’s, Inc. (a)	2,101	37,146
La-Z-Boy, Inc.	5,869	149,894
Libbey, Inc. (a)	1,174	27,343
Life Time Fitness, Inc. (a)	61	2,879
LifeLock, Inc. (a)	1,361	27,098

	Principal Amount ($) or Shares	Market Value $
Lifetime Brands, Inc.	742	12,421
Lithia Motors, Inc. (Class A)	426	27,017
Live Nation Entertainment, Inc. (a)	3,113	70,634
Matthews International Corp. (Class A)	76	3,118
Modine Manufacturing Co. (a)	217	3,209
Multimedia Games Holding Co., Inc. (a)	4,307	142,239
NACCO Industries, Inc. (Class A)	1,976	115,853
National CineMedia, Inc.	6,061	93,097
New York & Co., Inc. (a)	6,149	27,240
Nexstar Broadcasting Group, Inc. (Class A)	658	28,083
Nutrisystem, Inc.	225	3,312
Office Depot, Inc. (a)	6,137	30,255
Orbitz Wore, Inc. (a)	663	6,405
Outerwall, Inc. (a)	51	3,607
Oxford Industries, Inc.	70	5,478
Papa John’s International, Inc.	440	22,396
Pier 1 Imports, Inc.	8,283	156,714
Pool Corp.	100	5,846
Red Robin Gourmet Burgers, Inc. (a)	87	6,780
Rent-A-Center, Inc.	3,140	78,940
Ruth’s Hospitality Group, Inc.	6,496	80,291
Scholastic Corp.	1,175	41,454
Sinclair Broadcast Group, Inc. (Class A)	2,550	75,531
Sotheby’s	61	2,868
Speedway Motorsports, Inc.	172	3,409
Stein Mart, Inc.	500	6,795
Steiner Leisure, Ltd. (a)	810	35,818
Stoneridge, Inc. (a)	10,708	117,895
Strayer Education, Inc. (a)	91	4,347
Tenneco, Inc. (a)	64	3,855
Texas Roadhouse, Inc.	870	23,012
The Cato Corp. (Class A)	115	3,228
The Cheesecake Factory, Inc.	77	3,659
The Children’s Place Retail Stores, Inc. (a)	59	3,196
The Finish Line, Inc. (Class A)	159	4,296
The Jones Group, Inc.	1,769	26,429
The Men’s Wearhouse, Inc.	87	4,680
Tower International, Inc. (a)	6,937	178,142
Town Sports International Holdings, Inc.	10,974	99,644
Unifi, Inc. (a)	700	17,318
Universal Electronics, Inc. (a)	87	3,636
VOXX International Corp. (a)	224	2,912
Weyco Group, Inc.	123	3,245
Winnebago Industries, Inc. (a)	234	6,238

		4,168,467

Enhanced Small Cap Fund	23

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Consumer Staples - 3.8%
Chiquita Brands International, Inc. (a)	9,791	107,114
Darling International, Inc. (a)	8,271	166,909
Fresh Del Monte Produce, Inc.	4,903	129,733
Ingles Markets, Inc. (Class A)	748	17,563
Inter Parfums, Inc.	91	3,058
Inventure Foods, Inc. (a)	272	3,778
J&J Snack Foods Corp.	101	9,381
John B Sanfilippo & Son, Inc.	1,711	41,492
Lancaster Colony Corp.	39	3,518
Medifast, Inc. (a)	4,024	105,992
Nutraceutical International Corp. (a)	3,255	85,248
Oil-Dri Corp. of America	100	3,320
Omega Protein Corp. (a)	2,016	21,914
Pilgrim’s Pride Corp. (a)	10,220	179,157
Revlon, Inc. (Class A) (a)	195	4,604
Rite Aid Corp. (a)(b)	40,720	268,345
Roundy’s, Inc.	334	2,051
Sanderson Farms, Inc.	48	3,688
Seaboard Corp. (a)	1	2,535
Spartan Stores, Inc.	1,857	41,950
SUPERVALU, Inc. (a)	4,218	27,290
Susser Holdings Corp. (a)	59	3,574
The Andersons, Inc.	209	11,434
The Pantry, Inc. (a)	1,036	15,623
USANA Health Sciences, Inc. (a)	76	5,561
Weis Markets, Inc.	64	3,228

		1,268,060

Energy - 6.1%
Abraxas Petroleum Corp. (a)	2,322	7,825
Adams Resources & Energy, Inc.	395	29,072
Bristow Group, Inc.	42	3,259
Callon Petroleum Co. (a)	6,804	46,063
Carrizo Oil & Gas, Inc. (a)	869	43,224
Cloud Peak Energy, Inc. (a)	2,125	41,225
Comstock Resources, Inc.	1,592	31,458
Crosstex Energy, Inc.	147	6,120
Dawson Geophysical Co.	3,337	95,772
Delek US Holdings, Inc.	146	4,053
Energy XXI Bermuda, Ltd.	368	8,523
EPL Oil & Gas, Inc. (a)	5,880	176,988
Goodrich Petroleum Corp. (a)	140	1,907
Green Plains Renewable Energy, Inc.	5,077	134,185
Helix Energy Solutions Group, Inc. (a)	7,659	181,059
Hercules Offshore, Inc. (a)	419	1,994
Key Energy Services, Inc. (a)	419	3,788
Kodiak Oil & Gas Corp. (a)	15,186	179,347

	Principal Amount ($) or Shares	Market Value $
Matrix Service Co. (a)	5,857	189,591
Natural Gas Services Group, Inc. (a)	200	6,500
Newpark Resources, Inc. (a)	324	3,603
Parker Drilling Co. (a)	5,394	43,530
Petroquest Energy, Inc. (a)	735	3,476
Pioneer Energy Services Corp. (a)	5,028	57,319
REX American Resources Corp. (a)	1,869	89,114
Rex Energy Corp. (a)	166	3,154
SEACOR Holdings, Inc. (a)	32	2,831
Stone Energy Corp. (a)	5,748	206,583
Targa Resources Corp.	276	26,706
Tesco Corp. (a)	7,657	145,253
TGC Industries, Inc. (a)	476	3,046
W&T Offshore, Inc.	4,481	67,529
Warren Resources, Inc. (a)	10,821	47,937
Western Refining, Inc.	3,717	135,485
Westmoreland Coal Co. (a)	312	7,051
Willbros Group, Inc. (a)	306	3,023

		2,037,593

Financials - 22.3%
1st Source Corp.	111	3,463
Altisource Residential Corp. (d)	225	6,431
American Assets Trust, Inc. (d)	1,462	48,348
American Capital Mortgage Investment Corp. (d)	572	11,537
American Realty Capital Properties, Inc. (d)	930	13,662
Ameris Bancorp (a)	485	10,204
Anworth Mortgage Asset Corp. (d)	14,745	76,379
Apollo Commercial Real Estate Finance, Inc. (d)	8,310	139,109
Apollo Investment Corp.	17,722	151,700
Apollo Residential Mortgage, Inc. (d)	206	3,593
Ares Commercial Real Estate Corp. (d)	1,063	14,446
Argo Group International Holdings, Ltd.	2,069	91,326
Arlington Asset Investment Corp. (Class A)	132	3,501
ARMOUR Residential REIT, Inc. (d)	3,045	13,063
Ashford Hospitality Trust, Inc. (d)	275	3,075
Banco Latinoamericano de Comercio Exterior SA	3,219	82,052
Bancorp, Inc. (a)	531	10,169
Banner Corp.	90	3,572
BBCN Bancorp, Inc.	5,045	85,866
BBX Capital Corp. (Class A) (a)	298	5,763

24	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Berkshire Hills Bancorp, Inc.	419	10,529
BlackRock Kelso Capital Corp.	477	4,546
BNC Bancorp	140	2,440
Capital Bank Financial Corp. (a)	2,322	53,406
Capitol Federal Financial, Inc.	9,204	111,829
Capstead Mortgage Corp. (d)	13,013	167,738
Cathay General Bancorp	2,649	67,311
Chatham Lodging Trust (d)	168	3,506
Chemical Financial Corp.	291	8,582
CNO Financial Group, Inc.	13,023	237,800
Colony Financial, Inc. (d)	7,354	166,053
CommunityOne Bancorp (a)	1,417	15,601
Consumer Portfolio Services, Inc. (a)	784	6,107
Cousins Properties, Inc. (d)	6,710	77,501
Cowen Group, Inc. (Class A) (a)	4,212	18,027
Credit Acceptance Corp. (a)	869	120,044
CubeSmart (d)	194	3,397
CyrusOne, Inc. (d)	166	3,689
CYS Investments, Inc. (d)	20,718	182,318
DCT Industrial Trust, Inc. (d)	2,228	17,646
DiamondRock Hospitality Co. (d)	246	3,105
Education Realty Trust, Inc. (d)	338	3,187
Ellington Residential Mortgage REIT (d)	8,645	146,360
EverBank Financial Corp.	191	3,423
F.N.B. Corp.	5,375	65,521
FBL Financial Group, Inc. (Class A)	1,145	47,907
FBR & Co. (a)	1,275	33,150
FelCor Lodging Trust, Inc. (d)	20,332	177,092
Fifth Street Finance Corp.	410	4,026
Financial Institutions, Inc.	153	3,372
First American Financial Corp.	729	19,639
First Bancorp	638	11,675
First Commonwealth Financial Corp.	17,377	148,052
First Community Bancshares, Inc.	1,061	17,772
First Financial Holdings, Inc.	52	3,184
First Industrial Realty Trust, Inc. (d)	2,011	38,692
First Merchants Corp.	1,000	21,420
First Midwest Bancorp, Inc.	9,478	157,998
First NBC Bank Holding Co. (a)	718	23,960
First Potomac Realty Trust (d)	246	3,119
First Security Group, Inc. (a)	4,262	9,163
Firsthand Technology Value Fund, Inc. (a)	131	3,130
Flushing Financial Corp.	1,375	28,490
GFI Group, Inc.	9,963	39,952
Glimcher Realty Trust (d)	1,717	16,706

	Principal Amount ($) or Shares	Market Value $
Gramercy Property Trust, Inc. (a)(d)	2,638	15,300
Hanmi Financial Corp.	152	3,561
Heritage Financial Corp.	559	9,911
Heritage Oaks Bancorp (a)	485	3,875
Hersha Hospitality Trust (d)	510	2,866
HFF, Inc. (Class A)	125	3,988
Home Loan Servicing Solutions, Ltd.	2,683	55,055
HomeTrust Bancshares, Inc. (a)	1,442	22,596
Horace Mann Educators Corp.	2,473	70,753
International Bancshares Corp.	1,708	39,591
Invesco Mortgage Capital, Inc. (d)	8,066	135,751
Investment Technology Group, Inc. (a)	7,834	135,372
Kite Realty Group Trust (d)	1,100	6,798
Lexington Realty Trust (d)	272	3,104
Maiden Holdings, Ltd.	5,646	63,405
MainSource Financial Group, Inc.	2,420	41,793
Manning & Napier, Inc.	155	2,277
MB Financial, Inc.	742	22,653
MCG Capital Corp.	33,459	147,554
Meadowbrook Insurance Group, Inc.	471	2,529
Mercantile Bank Corp.	163	3,309
Metro Bancorp, Inc. (a)	160	3,139
MidWestOne Financial Group, Inc.	810	21,125
Montpelier Re Holdings, Ltd.	5,442	155,151
National Bank Holdings Corp.	156	3,062
Nelnet, Inc. (Class A)	2,556	102,547
New Residential Investment Corp. (d)	27,219	173,929
New York Mortgage Trust, Inc. (d)	860	6,648
Northfield Bancorp, Inc.	253	3,203
NorthStar Realty Finance Corp. (d)	12,616	195,674
Northwest Bancshares, Inc.	6,664	95,628
OceanFirst Financial Corp.	220	4,154
OFG Bancorp	9,150	146,400
Old National Bancorp	2,048	28,733
One Liberty Properties, Inc. (d)	151	3,310
Oritani Financial Corp.	182	2,850
Pacific Continental Corp.	500	7,215
Parkway Properties, Inc. (d)	4,883	89,994
PennantPark Investment Corp.	8,718	99,734
PennyMac Financial Services, Inc. (Class A) (a)	158	2,732
PennyMac Mortgage Investment Trust (d)	134	3,259
Peoples Bancorp, Inc.	476	11,648
Platinum Underwriters Holdings, Ltd.	2,000	117,240

Enhanced Small Cap Fund	25

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Portfolio Recovery Associates, Inc. (a)	51	2,766
Preferred Bank/Los Angeles CA (a)	1,216	29,220
Primerica, Inc.	2,154	96,542
PrivateBancorp, Inc.	1,545	44,589
Prospect Capital Corp.	636	7,021
Provident Financial Holdings, Inc.	1,999	30,725
Provident Financial Services, Inc.	2,626	48,739
Radian Group, Inc.	211	3,281
Ramco-Gershenson Properties Trust (d)	201	3,357
RE/MAX Holdings, Inc. (Class A) (a)	718	21,985
RLJ Lodging Trust (d)	4,418	114,824
Rouse Properties, Inc. (d)	153	2,864
Safeguard Scientifics, Inc. (a)	193	3,785
Saul Centers, Inc. (d)	1,291	59,993
Silver Bay Realty Trust Corp. (d)	195	3,056
Solar Capital, Ltd.	2,769	61,527
Southwest Bancorp, Inc.	4,188	73,667
Sterling Financial Corp.	153	4,846
Strategic Hotels & Resorts, Inc. (a)(d)	19,606	195,864
Summit Hotel Properties, Inc. (d)	557	5,147
Sunstone Hotel Investors, Inc. (d)	13,838	187,090
Susquehanna Bancshares, Inc.	15,312	167,513
Symetra Financial Corp.	1,179	23,226
TCP Capital Corp.	2,730	48,266
THL Credit, Inc.	774	12,252
Tree.com, Inc. (a)	110	3,719
Umpqua Holdings Corp.	9,613	170,823
Union First Market Bankshares Corp.	1,867	47,235
United Financial Bancorp, Inc.	516	9,087
Univest Corp. of Pennsylvania	1,605	30,928
Virtus Investment Partners, Inc. (a)	15	2,777
Washington Real Estate Investment Trust (d)	121	3,043
Webster Financial Corp.	6,340	196,350
Western Alliance Bancorp (a)	3,865	89,513
Wilshire Bancorp, Inc.	15,008	152,331
WisdomTree Investments, Inc. (a)	10,472	163,154
World Acceptance Corp. (a)	1,616	154,894

		7,430,839

Health Care - 13.3%
ACADIA Pharmaceuticals, Inc. (a)	4,865	137,679
Acorda Therapeutics, Inc. (a)	189	6,925
Aegerion Pharmaceuticals, Inc. (a)	506	27,709
Akorn, Inc. (a)	1,165	30,080
Albany Molecular Research, Inc. (a)	495	7,722

	Principal Amount ($) or Shares	Market Value $
Align Technology, Inc. (a)	3,971	207,802
Alliance HealthCare Services, Inc. (a)	3,713	111,910
Alnylam Pharmaceuticals, Inc. (a)	50	4,062
AMN Healthcare Services, Inc. (a)	251	3,496
Anika Therapeutics, Inc. (a)	3,307	130,197
Atrion Corp.	184	53,255
AVANIR Pharmaceuticals, Inc. (Class A) (a)	6,772	28,171
Cantel Medical Corp.	94	3,041
Celldex Therapeutics, Inc. (a)	535	15,633
Centene Corp. (a)	54	3,439
Chemed Corp.	43	3,638
CONMED Corp.	3,880	180,886
ContraVir Pharmaceuticals, Inc. (a)	364	568
Corcept Therapeutics, Inc. (a)	2,683	8,800
Corvel Corp. (a)	118	5,429
CryoLife, Inc.	14,246	141,890
Curis, Inc. (a)	1,677	5,115
Depomed, Inc. (a)	423	5,097
DexCom, Inc. (a)	226	10,193
Emergent Biosolutions, Inc. (a)	6,413	158,658
Endologix, Inc. (a)	576	7,776
Enzon Pharmaceuticals, Inc.	47,809	45,897
ExamWorks Group, Inc. (a)	119	4,329
Five Prime Therapeutics, Inc. (a)	278	3,881
Five Star Quality Care, Inc. (a)	587	3,399
Gentiva Health Services, Inc. (a)	1,227	13,141
Geron Corp. (a)	22,712	107,996
Greatbatch, Inc. (a)	493	21,362
HealthSouth Corp.	3,544	115,818
Hyperion Therapeutics, Inc. (a)	118	3,658
Immunomedics, Inc. (a)	2,338	11,082
Insulet Corp. (a)	275	13,038
Insys Therapeutics, Inc. (a)	1,052	70,779
Intercept Pharmaceuticals, Inc. (a)	153	62,806
Isis Pharmaceuticals, Inc. (a)	3,614	184,314
Keryx Biopharmaceuticals, Inc. (a)	7,576	121,595
Lannett Co., Inc. (a)	271	11,623
Magellan Health Services, Inc. (a)	2,891	176,756
MedAssets, Inc. (a)	7,426	180,378
Medical Action Industries, Inc. (a)	1,141	8,352
MiMedx Group, Inc. (a)(b)	623	4,454
Molina Healthcare, Inc. (a)	4,506	169,786
Natus Medical, Inc. (a)	243	6,099
NPS Pharmaceuticals, Inc. (a)	650	22,737
NuVasive, Inc. (a)	2,649	97,351
Omnicell, Inc. (a)	3,185	91,664
OncoMed Pharmaceuticals, Inc. (a)	415	14,326
Owens & Minor, Inc.	91	3,159
PAREXEL International Corp. (a)	3,287	176,085
PDL BioPharma, Inc.	18,479	158,365

26	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

PhotoMedex, Inc. (a)	374	5,475
Puma Biotechnology, Inc. (a)	191	22,206
Questcor Pharmaceuticals, Inc.	2,370	143,977
Repligen Corp. (a)	285	4,266
Rigel Pharmaceuticals, Inc. (a)	2,512	8,641
Sagent Pharmaceuticals, Inc. (a)	456	9,649
Sangamo Biosciences, Inc. (a)	3,696	67,267
Sciclone Pharmaceuticals, Inc. (a)	6,801	31,625
Select Medical Holdings Corp.	7,332	82,192
Stemline Therapeutics, Inc. (a)	1,161	30,023
STERIS Corp.	990	45,688
SurModics, Inc. (a)	4,623	115,113
Synergy Pharmaceuticals, Inc. (a)	3,700	22,459
Team Health Holdings, Inc. (a)	85	3,827
The Providence Service Corp. (a)	4,031	107,184
Thoratec Corp. (a)	5,273	195,839
Threshold Pharmaceuticals, Inc. (a)	29,428	147,140
Triple-S Management Corp. (Class B) (a)	2,207	36,967
US Physical Therapy, Inc.	98	3,252
WellCare Health Plans, Inc. (a)	2,344	144,906
West Pharmaceutical Services, Inc.	67	3,054
Zogenix, Inc. (a)	897	3,902

		4,438,053

Industrials - 15.2%
AAON, Inc.	285	8,516
AAR Corp.	6,076	175,596
ABM Industries, Inc.	1,857	52,423
Actuant Corp. (Class A)	3,120	109,387
Air Transport Services Group, Inc. (a)	5,021	32,084
Alamo Group, Inc.	463	24,345
Albany International Corp.	94	3,392
Allegiant Travel Co.	30	2,978
Altra Holdings, Inc.	699	24,745
Applied Industrial Technologies, Inc.	1,532	78,178
ARC Document Solutions, Inc. (a)	600	4,734
Argan, Inc.	556	15,896
Arkansas Best Corp.	843	28,038
Barnes Group, Inc.	674	25,915
Beacon Roofing Supply, Inc. (a)	100	3,779
Casella Waste Systems, Inc. (Class A) (a)	529	2,835
Cenveo, Inc. (a)	3,984	13,506
Columbus McKinnon Corp. (a)	674	17,160
Comfort Systems USA, Inc.	3,258	53,529
Courier Corp.	4,213	69,388
Deluxe Corp.	3,940	198,891
Ducommun, Inc. (a)	124	3,447

	Principal Amount ($) or Shares	Market Value $
DXP Enterprises, Inc. (a)	110	11,194
Dycom Industries, Inc. (a)	5,604	161,900
EMCOR Group, Inc.	75	3,509
EnerSys	3,090	219,514
Engility Holdings, Inc. (a)	4,054	169,173
Esterline Technologies Corp. (a)	159	17,124
Federal Signal Corp. (a)	7,789	100,089
Franklin Covey Co. (a)	631	13,219
FTI Consulting, Inc. (a)	117	3,415
G&K Services, Inc. (Class A)	575	36,012
Generac Holdings, Inc.	515	29,340
General Cable Corp.	6,161	189,636
H&E Equipment Services, Inc. (a)	2,056	67,272
Hardinge, Inc.	211	3,112
Herman Miller, Inc.	2,016	56,811
Huron Consulting Group, Inc. (a)	240	15,881
Hyster-Yale Materials Handling, Inc.	1,702	171,800
ICF International, Inc. (a)	471	19,038
II-VI, Inc. (a)	9,612	157,541
Insperity, Inc.	2,928	85,468
John Bean Technologies Corp.	3,594	108,395
Kadant, Inc.	3,753	150,683
Kforce, Inc.	6,456	141,451
Kimball International, Inc. (Class B)	370	6,945
L.B. Foster Co. (Class A)	680	31,613
Lydall, Inc. (a)	3,332	67,506
Marten Transport, Ltd.	1,136	22,141
MasTec, Inc. (a)	154	6,305
Matson, Inc.	6,139	148,073
Meritor, Inc. (a)	14,550	180,565
Moog, Inc. (Class A) (a)	955	59,143
Mueller Industries, Inc.	55	3,436
Mueller Water Products, Inc. (Class A)	6,269	60,496
MYR Group, Inc. (a)	601	13,985
Navigant Consulting, Inc. (a)	211	3,678
NCI Building Systems, Inc. (a)	791	13,494
NN, Inc.	1,930	37,230
On Assignment, Inc. (a)	206	7,086
Orbital Sciences Corp. (a)	7,055	200,503
Pacer International, Inc. (a)	8,744	78,434
Park-Ohio Holdings Corp. (a)	341	17,950
Patrick Industries, Inc. (a)	1,122	47,337
Performant Financial Corp. (a)	291	2,302
PGT, Inc. (a)	9,321	108,030
Pike Corp. (a)	944	9,799
Polypore International, Inc. (a)	75	2,596
Primoris Services Corp.	277	8,662
Quality Distribution, Inc. (a)	5,961	76,420
Resources Connection, Inc.	11,036	151,193

Enhanced Small Cap Fund	27

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

RPX Corp. (a)	1,228	19,673
Saia, Inc. (a)	124	4,283
Schawk, Inc.	393	5,494
Sparton Corp. (a)	120	3,888
Spirit Airlines, Inc. (a)(b)	4,424	249,868
Steelcase, Inc. (Class A)	11,741	174,589
Swift Transportation Co. (a)	137	3,337
TAL International Group, Inc. (a)	272	12,050
Taser International, Inc. (a)	2,699	51,902
The Brink’s Co.	107	3,254
The Gorman-Rupp Co.	125	3,937
TriMas Corp. (a)	2,587	86,949
TrueBlue, Inc. (a)	5,834	166,152
Tutor Perini Corp. (a)	133	3,278
Twin Disc, Inc.	123	3,047
UniFirst Corp.	31	3,400
USG Corp. (a)	109	3,851
Viad Corp.	563	13,540
Xerium Technologies, Inc. (a)	436	6,867

		5,064,620

Information Technology - 17.7%
Actuate Corp. (a)	2,611	14,830
Acxiom Corp. (a)	5,246	195,309
Advent Software, Inc.	1,010	31,007
Aeroflex Holding Corp. (a)	394	3,148
Angie’s List, Inc. (a)	132	1,836
Anixter International, Inc.	301	32,192
Aspen Technology, Inc. (a)	5,021	235,736
AVG Technologies NV (a)	2,968	55,591
Belden, Inc.	50	3,607
Benchmark Electronics, Inc. (a)	7,411	176,678
Black Box Corp.	2,596	69,054
Blucora, Inc. (a)	4,401	84,675
Brightcove, Inc. (a)	314	3,046
Cabot Microelectronics Corp. (a)	1,776	78,446
Calix, Inc. (a)	5,443	43,272
Carbonite, Inc. (a)	2,233	22,687
Checkpoint Systems, Inc. (a)	8,124	119,017
Cirrus Logic, Inc. (a)	1,788	34,419
comScore, Inc. (a)	111	3,510
Comtech Telecommunications Corp.	2,145	68,661
Comverse, Inc. (a)	3,559	123,177
Convergys Corp.	2,895	59,261
Conversant, Inc. (a)	7,932	197,190
CSG Systems International, Inc.	125	3,500
CTS Corp.	3,648	74,492
Demandware, Inc. (a)	104	7,811
Dice Holdings, Inc. (a)	16,944	124,708
Digital River, Inc. (a)	3,947	70,138
Diodes, Inc. (a)	2,855	67,978

	Principal Amount ($) or Shares	Market Value $
EarthLink Holdings Corp.	15,758	61,771
Electronics for Imaging, Inc. (a)	75	3,345
Entegris, Inc. (a)	14,111	170,038
Euronet Worldwide, Inc. (a)	3,960	151,510
Extreme Networks, Inc. (a)	1,352	7,747
Fabrinet (a)	4,043	78,515
Fair Isaac Corp.	1,664	89,407
Finisar Corp. (a)	130	3,081
Global Cash Access Holdings, Inc. (a)	14,232	119,549
Global Eagle Entertainment, Inc. (a)	202	3,551
Harmonic, Inc. (a)	23,040	149,530
Heartland Payment Systems, Inc.	69	2,790
Insight Enterprises, Inc. (a)	7,781	178,807
Integrated Silicon Solution, Inc. (a)	12,749	155,283
IntraLinks Holdings, Inc. (a)	2,854	33,135
IXYS Corp.	3,037	33,468
j2 Global, Inc.	56	2,878
Lattice Semiconductor Corp. (a)	675	5,110
Lionbridge Technologies, Inc. (a)	3,889	27,845
Manhattan Associates, Inc. (a)	5,747	217,754
Marchex, Inc. (Class B)	339	4,014
MAXIMUS, Inc.	63	3,011
Microsemi Corp. (a)	5,832	134,486
MoneyGram International, Inc. (a)	300	5,709
Monotype Imaging Holdings, Inc.	5,484	155,965
Monster Worldwide, Inc. (a)	1,402	11,174
Move, Inc. (a)	285	3,679
Netscout Systems, Inc. (a)	314	11,926
Newport Corp. (a)	3,449	71,394
OmniVision Technologies, Inc. (a)	3,672	63,415
Oplink Communications, Inc. (a)	363	6,360
PC Connection, Inc.	3,570	72,292
Perficient, Inc. (a)	1,762	35,962
Pericom Semiconductor Corp. (a)	797	6,448
Plantronics, Inc.	602	26,717
Plexus Corp. (a)	366	15,061
PMC - Sierra, Inc. (a)	8,500	62,390
Progress Software Corp. (a)	2,735	68,211
PROS Holdings, Inc. (a)	95	3,273
PTC, Inc. (a)	2,485	97,685
QAD, Inc. (Class A)	885	16,718
RF Micro Devices, Inc. (a)	16,900	119,652
Sanmina Corp. (a)	6,781	115,006
Sapient Corp. (a)	295	5,136
ScanSource, Inc. (a)	2,031	79,737
ShoreTel, Inc. (a)	953	8,377
Silicon Image, Inc. (a)	27,307	165,207
Sonus Networks, Inc. (a)	2,951	11,007
Spansion, Inc. (Class A) (a)	7,675	125,179

28	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

SS&C Technologies Holdings, Inc. (a)	83	3,210
Stamps.com, Inc. (a)	80	2,814
support.com, Inc. (a)	6,051	15,188
SYNNEX Corp. (a)	1,019	60,610
TeleNav, Inc. (a)	2,661	15,993
TeleTech Holdings, Inc. (a)	2,579	62,102
The Hackett Group, Inc.	1,017	5,990
TiVo, Inc. (a)	12,767	172,354
Travelzoo, Inc. (a)	478	11,290
TTM Technologies, Inc. (a)	405	3,402
Ubiquiti Networks, Inc. (a)	531	26,237
Unisys Corp. (a)	5,362	183,488
United Online, Inc.	1,369	15,346
Verint Systems, Inc. (a)	4,201	196,649
WebMD Health Corp. (a)	83	3,686
XO Group, Inc. (a)	9,443	112,749
Yelp, Inc. (a)	128	12,086
Zix Corp. (a)	1,370	6,192

		5,914,667

Materials - 5.3%
A. Schulman, Inc.	2,367	82,253
Berry Plastics Group, Inc. (a)	2,838	69,049
Calgon Carbon Corp. (a)	3,231	65,040
Chase Corp.	321	9,678
Chemtura Corp. (a)	3,986	98,654
Clearwater Paper Corp. (a)	1,334	85,176
Commercial Metals Co.	3,017	58,379
Ferro Corp. (a)	3,000	39,360
FutureFuel Corp.	218	3,782
Graphic Packaging Holding Co. (a)	16,626	170,250
Handy & Harman, Ltd. (a)	1,468	26,835
Headwaters, Inc. (a)	1,773	23,634
Innospec, Inc.	2,347	102,118
Kaiser Aluminum Corp.	343	24,212
KapStone Paper and Packaging Corp. (a)	136	4,323
Koppers Holdings, Inc.	3,575	141,356
Louisiana-Pacific Corp. (a)	401	7,535
Materion Corp.	1,472	43,557
Minerals Technologies, Inc.	3,555	190,193
Neenah Paper, Inc.	78	3,916
Olin Corp.	276	7,228
OM Group, Inc.	1,147	36,245
Omnova Solutions, Inc. (a)	11,930	113,693
Quaker Chemical Corp.	43	3,323
Schweitzer-Mauduit International, Inc.	2,790	134,283
SunCoke Energy, Inc. (a)	7,808	173,962
Worthington Industries, Inc.	896	35,715

		1,753,749

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 1.3%
General Communication, Inc. (Class A) (a)	319	3,321
IDT Corp. (Class B)	2,544	45,665
Inteliquent, Inc.	7,301	101,922
magicJack VocalTec, Ltd. (a)	7,438	140,801
Shenandoah Telecommunications Co.	118	3,119
USA Mobility, Inc.	1,963	28,365
Vonage Holdings Corp. (a)	23,987	110,580

		433,773

Utilities - 2.6%
Avista Corp.	3,614	106,974
Chesapeake Utilities Corp.	600	35,544
Cleco Corp.	1,302	64,358
El Paso Electric Co.	3,130	110,332
Genie Energy, Ltd. (Class B) (a)	1,839	21,075
IDACORP, Inc.	2,878	161,715
NorthWestern Corp.	1,545	70,977
PNM Resources, Inc.	5,697	148,976
Portland General Electric Co.	574	18,253
South Jersey Industries, Inc.	265	15,153
Southwest Gas Corp.	1,690	91,294
The Laclede Group, Inc.	69	3,164
UNS Energy Corp.	515	31,163

		878,978

Total Common Stocks (cost $25,141,960)		33,388,799

Short-Term Investment - 0.7%
SSgA Prime Money Market Fund 0.18% (e)(f) (cost $235,356)	235,356	235,356

Total Investments - 100.8% (identified cost $25,377,316)		33,624,155

Other Assets and Liabilities, Net - (0.8%)		(265,888)

Net Assets - 100.0%		33,358,267

Enhanced Small Cap Fund	29

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

Footnotes:

(a)	Non-income producing security.
(b)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.
(c)	Security is valued at fair value as determined in good faith by the Trust in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs.
(d)	Real Estate Investment Trust (REIT).
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(f)	The rate shown is the annualized seven-day yield at period end.

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures	3	USD	354,570	03/14	16,684

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					16,684

During the six months ended February 28, 2014, average notional value related to futures contracts was $549,000 or 1.6% of net assets.

Presentation of Portfolio Holdings — February 28, 2014 (Unaudited)

	Market Value*					% of Net Assets
Categories	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$4,168,467	$—	**	$—	$4,168,467	12.5
Consumer Staples	1,268,060	—		—	1,268,060	3.8
Energy	2,037,593	—		—	2,037,593	6.1
Financials	7,430,839	—		—	7,430,839	22.3
Health Care	4,438,053	—		—	4,438,053	13.3
Industrials	5,064,620	—		—	5,064,620	15.2
Information Technology	5,914,667	—		—	5,914,667	17.7
Materials	1,753,749	—		—	1,753,749	5.3
Telecommunication Services	433,773	—		—	433,773	1.3
Utilities	878,978	—		—	878,978	2.6
Short-Term Investment	235,356	—		—	235,356	0.7

Total Investments	33,624,155	—		—	33,624,155	100.8

Other Assets and Liabilities, Net						(0.8)

						100.0

Other Financial Instruments***
Futures Contracts	$16,684	$—		$—	$16,684	0.1

*	For a description of the levels see Note 2 in the Notes to Financial Statements. There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2014.
**	Fund held a Level 2 security that was valued at $0 at February 28, 2014.
***	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the financial statements.

30	Enhanced Small Cap Fund

SSgA

Emerging Markets Fund

Shareholder Expense Example — February 28, 2014 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2013 to February 28, 2014.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
September 1, 2013	$1,000.00	$1,000.00
Ending Account Value
February 28, 2014	$1,026.00	$1,018.80
Expenses Paid During Period*	$6.08	$6.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Select Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
September 1, 2013	$1,000.00	$1,000.00
Ending Account Value
February 28, 2014	$1,027.50	$1,019.89
Expenses Paid During Period*	$4.98	$4.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Emerging Markets Fund	31

SSgA

Emerging Markets Fund

Schedule of Investments — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.6%
Austria - 0.9%
Erste Group Bank AG	202,751	7,195,130

Bermuda - 1.0%
Credicorp, Ltd.	67,243	8,734,866

Brazil - 7.5%
AMBEV SA	311,000	2,238,908
AMBEV SA ADR	245,910	1,770,552
Arteris SA	516,300	3,820,367
Banco Bradesco SA ADR	230,193	2,704,768
Banco do Brasil SA	593,405	5,238,718
BB Seguridade Participacoes SA	1,025,283	10,188,333
Cielo SA	104,600	2,832,754
Direcional Engenharia SA	603,900	2,652,807
Even Construtora e Incorporadora SA	1,055,400	3,213,799
Ez Tec Empreendimentos e Participacoes SA	231,000	2,552,601
Petroleo Brasileiro SA ADR	288,266	3,228,579
Petroleo Brasileiro SA ADR (Class A)	206,235	2,404,700
Vale SA ADR	836,377	11,851,462
Via Varejo SA (a)	747,110	7,503,760

		62,202,108

Cayman Islands - 4.4%
ANTA Sports Products, Ltd. (b)	3,093,000	4,782,651
ENN Energy Holdings, Ltd. (b)	862,000	6,097,996
Evergrande Real Estate Group, Ltd.	1	—
Shimao Property Holdings, Ltd.	1,998,500	4,017,318
Tencent Holdings, Ltd.	218,300	17,510,582
Tingyi Cayman Islands Holding Corp.	1,560,000	4,372,113

		36,780,660

China - 13.1%
Bank of China, Ltd. (Class H)	33,418,100	14,038,052
China Construction Bank Corp. (Class H)	26,861,169	18,448,439
China Minsheng Banking Corp., Ltd. (Class H) (b)	4,852,500	4,827,145
China National Building Material Co., Ltd. (Class H) (b)	3,018,000	2,877,786
China Petroleum & Chemical Corp. (Class H)	11,230,100	9,970,349
China Railway Construction Corp. (Class H)	6,510,000	5,402,246
Great Wall Motor Co., Ltd. (Class H) (b)	1,336,500	6,096,488

	Principal Amount ($) or Shares	Market Value $
Guangzhou R&F Properties Co., Ltd. (Class H) (b)	4,135,600	5,606,112
Huaneng Power International, Inc. (Class H)	4,572,000	4,082,695
Industrial & Commercial Bank of China, Ltd. (Class H)	25,667,000	15,379,264
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	1,748,326	2,063,025
PetroChina Co., Ltd. (Class H)	4,138,000	4,361,655
PICC Property & Casualty Co., Ltd. (Class H)	2,042,000	2,789,132
Ping An Insurance Group Co of China, Ltd. (Class H)	963,500	7,827,883
Sihuan Pharmaceutical Holdings Group, Ltd.	2,735,000	3,309,256
Zhejiang Expressway Co., Ltd. (Class H)	2,794,000	2,451,777

		109,531,304

Czech Republic - 1.0%
CEZ AS	206,194	5,562,507
Komercni Banka AS	11,018	2,671,759

		8,234,266

Egypt - 0.0%
Orascom Hotels & Development (a)(c)	1	—

Greece - 0.9%
Alpha Bank AE (a)	699,768	707,997
Motor Oil Hellas Corinth Refineries SA	223,764	2,931,096
OPAP SA	204,494	3,217,800
Piraeus Bank SA (a)	256,706	708,663

		7,565,556

Hong Kong - 3.6%
China Mobile, Ltd.	1,599,700	15,202,257
CNOOC, Ltd.	1,986,500	3,255,991
Guangdong Investment, Ltd.	3,886,000	4,065,990
Lenovo Group, Ltd. (b)	4,080,000	4,353,093
Shanghai Industrial Holdings, Ltd.	868,000	2,958,373

		29,835,704

Hungary - 0.4%
OTP Bank PLC	172,398	3,062,563

India - 7.5%
Cairn India, Ltd.	503,447	2,633,390
Dabur India, Ltd.	730,288	2,043,699

32	Emerging Markets Fund

SSgA

Emerging Markets Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

HCL Technologies, Ltd.	383,378	9,745,583
HDFC Bank, Ltd.	418,871	4,525,266
Infosys, Ltd.	64,351	3,971,167
ITC, Ltd.	452,725	2,393,278
JSW Steel, Ltd.	166,565	2,354,027
Lupin, Ltd.	84,905	1,363,644
Power Finance Corp., Ltd.	632,081	1,678,615
Reliance Industries, Ltd.	628,969	8,117,840
Rural Electrification Corp., Ltd.	500,202	1,562,425
Sun Pharmaceutical Industries, Ltd.	457,517	4,758,974
Tata Consultancy Services, Ltd.	248,257	9,115,374
Tata Motors, Ltd.	648,626	4,363,417
Tata Steel, Ltd.	337,558	1,872,418
Tech Mahindra, Ltd.	57,904	1,744,454

		62,243,571

Indonesia - 1.1%
Bank Rakyat Indonesia Persero Tbk PT	7,599,700	6,071,773
Telekomunikasi Indonesia Persero Tbk PT	14,832,700	2,970,629

		9,042,402

Malaysia - 1.3%
IJM Corp. Bhd	1,628,700	2,868,182
Tenaga Nasional Bhd	2,140,400	7,839,097

		10,707,279

Mexico - 5.8%
America Movil SAB de CV ADR (Series L) (b)	323,962	6,275,144
Cemex SAB de CV ADR (a)(b)	674,908	8,827,796
Compartamos S.A.B. de C.V. (b)	2,142,200	3,641,211
Fibra Uno Administracion S.A. de C.V. (d)	1,605,000	5,079,792
Grupo Financiero Santander Mexico SAB de CV ADR (Class B)	245,900	2,714,736
Grupo Mexico SAB de CV (Series B) (b)	1,404,468	4,313,782
Infraestructura Energetica Nova S.A.B. de C.V. (b)	895,600	3,907,729
Kimberly-Clark de Mexico SAB de CV (Class A) (b)	2,229,300	5,384,648
OHL Mexico S.A.B. de CV (a)(b)	2,041,200	5,131,958
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	212,800	2,744,098

		48,020,894

	Principal Amount ($) or Shares	Market Value $
Peru - 0.3%
Cia de Minas Buenaventura SA ADR	56,700	714,420
Southern Copper Corp. (b)	50,900	1,552,959

		2,267,379

Philippines - 2.0%
Aboitiz Power Corp.	1,793,600	1,561,137
Alliance Global Group, Inc.	7,573,500	5,090,288
BDO Unibank, Inc.	656,340	1,235,187
DMCI Holdings, Inc.	1,817,980	2,826,657
First Philippine Holdings Corp.	348,500	559,817
Metropolitan Bank & Trust	1,882,631	3,458,625
Philippine Long Distance Telephone Co. ADR	13,031	784,466
SM Investments Corp.	75,380	1,172,034

		16,688,211

Poland - 3.2%
PGE SA	595,187	3,637,413
Powszechna Kasa Oszczednosci Bank Polski SA	990,736	14,512,365
Powszechny Zaklad Ubezpieczen SA	48,913	7,155,883
Tauron Polska Energia SA	807,648	1,291,572

		26,597,233

Russia - 7.4%
Gazprom OAO ADR	1,563,562	12,039,427
Lukoil OAO	254,263	13,862,086
Magnit OJSC	50,078	12,183,616
Magnit OJSC GDR	17,367	972,552
MegaFon OAO GDR	59,291	1,719,439
Moscow Exchange MICEX-RTS OAO	2,581,244	4,588,115
Sberbank	2,781,296	7,041,685
Surgutneftegas OAO	11,709,902	8,894,795

		61,301,715

South Africa - 4.2%
Investec, Ltd.	190,870	1,403,840
Kumba Iron Ore, Ltd. (b)	64,860	2,683,966
Mondi, Ltd.	41,884	751,856
MTN Group, Ltd.	446,427	8,163,024
Naspers, Ltd.	91,295	11,011,271
Sasol, Ltd.	167,452	8,491,678
Steinhoff International Holdings, Ltd.	603,888	2,910,574

		35,416,209

Emerging Markets Fund	33

SSgA

Emerging Markets Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

South Korea - 18.5%
Amorepacific Corp.	3,670	4,036,141
Daelim Industrial Co., Ltd. (b)	75,623	6,241,111
Dongbu Insurance Co., Ltd.	79,712	3,830,656
Hana Financial Group, Inc.	73,965	2,889,312
Hanwha Corp.	112,620	3,797,958
Hyundai Hysco Co., Ltd. (b)	39,758	1,595,907
Hyundai Marine & Fire Insurance Co., Ltd.	134,440	3,664,828
Hyundai Mobis	5,984	1,757,362
Hyundai Motor Co.	77,482	17,782,754
Hyundai Wia Corp.	22,462	3,556,045
Industrial Bank of Korea (b)	484,530	6,172,935
Jahwa Electronics Co., Ltd.	136,180	2,168,674
KCC Corp.	9,679	4,678,561
Kia Motors Corp.	192,996	10,015,905
KT&G Corp.	86,690	6,350,499
Meritz Fire & Marine Insurance Co., Ltd.	156,820	2,210,905
POSCO	21,674	5,766,198
Samsung Electronics Co., Ltd.	33,501	42,335,222
Samsung Heavy Industries Co., Ltd.	83,303	2,489,336
SK Holdings Co., Ltd.	23,010	4,149,344
SK Hynix, Inc. (a)	71,070	2,579,824
SK Innovation Co., Ltd.	24,899	3,113,833
SK Telecom Co., Ltd.	26,267	5,327,218
Woori Finance Holdings Co., Ltd. (a)	711,320	8,029,420

		154,539,948

Taiwan - 12.1%
Advanced Semiconductor Engineering, Inc.	3,252,000	3,220,015
Asia Cement Corp.	2,744,127	3,468,878
Chipbond Technology Corp.	855,000	1,461,780
Chong Hong Construction Co.	295,000	817,876
CTBC Financial Holding Co., Ltd.	10,525,171	6,791,441
Far Eastern New Century Corp.	2,026,688	2,130,504
Farglory Land Development Co., Ltd.	584,000	956,050
Formosa Chemicals & Fibre Corp.	1,308,000	3,328,497
Fubon Financial Holding Co., Ltd.	4,586,366	6,410,740
Highwealth Construction Corp.	654,800	1,331,298
Hon Hai Precision Industry Co., Ltd.	4,186,300	11,606,350

	Principal Amount ($) or Shares	Market Value $
Inventec Corp.	3,872,000	4,083,121
Lite-On Technology Corp.	1,917,405	2,819,341
MediaTek, Inc.	238,000	3,495,610
Mega Financial Holding Co., Ltd.	4,448,641	3,553,275
Pou Chen Corp.	2,429,630	3,243,730
Powertech Technology, Inc.	4,750,000	6,631,626
Quanta Computer, Inc.	2,207,000	5,426,810
Radiant Opto-Electronics Corp.	742,000	3,012,278
Ruentex Development Co., Ltd.	2,177,000	3,865,688
Taiwan Cement Corp.	4,467,000	7,121,133
Taiwan Semiconductor Manufacturing Co., Ltd.	4,567,782	16,282,278

		101,058,319

Thailand - 0.9%
Advanced Info Service PCL	342,467	2,214,882
Bangkok Bank PCL ADR	253,600	1,336,987
PTT Global Chemical PCL	1,908,200	4,386,667

		7,938,536

Turkey - 0.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (d)	1	1
Eregli Demir ve Celik Fabrikalari TAS	1,925,823	2,108,581
Turk Hava Yollari Anonim Ortakligi	684,481	2,037,727

		4,146,309

Total Common Stocks (cost $599,316,016)		813,110,162

Preferred Stocks - 2.2%
Brazil - 0.8%
Itau Unibanco Holding SA	203,472	2,710,067
Cia Energetica de Minas Gerais	698,578	4,001,238

		6,711,305

Russia - 0.2%
AK Transneft OAO	593	1,337,157

South Korea - 1.2%
Samsung Electronics Co., Ltd.	10,012	9,969,795

Total Preferred Stocks (cost $8,247,366)		18,018,257

34	Emerging Markets Fund

SSgA

Emerging Markets Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 3.9%
United States - 3.9%
SSgA Prime Money Market Fund 0.18% (e)(f)	100	100
State Street Navigator Securities Lending Prime Portfolio (e)(g)	32,292,036	32,292,036

Total Short-Term Investments (cost $32,292,136)		32,292,136

Total Investments (h) - 103.7% (identified cost $639,855,518)		863,420,555

Other Assets and Liabilities, Net - (3.7%)		(30,817,216)

Net Assets - 100.0%		832,603,339

Footnotes:

(a)	Non-income producing security.
(b)	All or a portion of the shares of this security are on loan.
(c)	Security is valued at fair value as determined in good faith by the Trust in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs.
(d)	Real Estate Investment Trust (REIT).
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Investments of cash collateral for securities loaned.
(h)	All or a portion of the shares of these securities are held as collateral in connection with futures contracts and forward foreign currency contracts purchased (sold) by the Fund.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

Sector Exposure	% of Net Assets	Market Value $
Common Stocks
Consumer Discretionary	10.2	84,660,964
Consumer Staples	5.0	41,746,006
Energy	10.3	85,368,444
Financials	27.7	230,677,072
Health Care	1.1	9,431,874
Industrials	6.8	56,192,563
Information Technology	18.5	154,395,936
Materials	8.3	69,374,291
Telecommunication Services	5.1	42,657,059
Utilities	4.6	38,605,953
Preferred Stocks
Energy	0.2	1,337,157
Financials	0.3	2,710,067
Industrials	1.2	9,969,795
Utilities	0.5	4,001,238
Short Term Investments	3.9	32,292,136

Total Investments	103.7	863,420,555
Other Assets & Liabilities	(3.7)	(30,817,216)

	100.0	832,603,339

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
MSCI Taiwan Index Futures (Taiwan)	212	USD	6,419,360	03/14	30,058

					30,058

Short Positions
FTSE JSE Top 40 Africa Index Futures (South Africa)	189	ZAR	80,502,660	03/14	(547,786)
SGX CNX Nifty Index Futures (Singapore)	324	USD	4,069,764	03/14	(45,387)

					(593,173)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(563,115)

During the six months ended February 28, 2014, average notional value related to futures contracts was $23,800,000 or 2.9% of net assets.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	35

SSgA

Emerging Markets Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	USD	8,300,000	BRL	20,260,300	03/20/14	308,023
Barclays Bank PLC	USD	17,957,597	CLP	9,668,370,000	03/20/14	(693,515)
Barclays Bank PLC	USD	5,500,000	RUB	183,837,500	03/20/14	(408,850)
Barclays Bank PLC	USD	352,833	RUB	11,775,000	03/20/14	(26,739)
Barclays Bank PLC	USD	279,171	TWD	8,350,000	03/20/14	(3,451)
Barclays Bank PLC	BRL	2,230,000	USD	927,428	03/20/14	(20,036)
Barclays Bank PLC	BRL	3,865,320	USD	1,620,000	03/20/14	(22,264)
Barclays Bank PLC	CLP	1,063,500,000	USD	1,992,506	03/20/14	93,494
Barclays Bank PLC	CLP	5,768,169,000	USD	10,340,000	03/20/14	40,214
Barclays Bank PLC	RUB	290,889,825	USD	8,738,054	03/20/14	682,223
Barclays Bank PLC	RUB	330,868,920	USD	9,220,000	03/20/14	56,998
Barclays Bank PLC	TWD	75,977,475	USD	2,585,147	03/20/14	76,344
Barclays Bank PLC	TWD	111,457,900	USD	3,670,000	03/20/14	(10,379)
BNP Paribas SA	HKD	31,176,049	USD	4,020,000	03/20/14	2,608
Citibank N.A.	USD	6,954,607	MXN	92,580,000	03/20/14	18,350
Citibank N.A.	USD	5,500,000	PEN	15,419,250	03/20/14	(3,384)
Citibank N.A.	USD	4,441,896	PEN	12,608,100	03/20/14	52,608
Citibank N.A.	HKD	167,627,700	USD	21,619,896	03/20/14	19,143
Citibank N.A.	MXN	54,300,000	USD	4,112,546	03/20/14	22,769
Citibank N.A.	MXN	44,250,000	USD	3,392,520	03/20/14	59,691
Citibank N.A.	PEN	3,080,000	USD	1,088,724	03/20/14	(9,227)
Citibank N.A.	PEN	33,249,050	USD	11,780,000	03/20/14	(72,540)
Citibank N.A.	USD	26,782,350	ZAR	281,445,000	03/20/14	(708,839)
Credit Suisse	USD	12,020,000	PLN	36,644,262	03/20/14	125,482
Credit Suisse	EUR	3,685,652	USD	5,000,000	03/20/14	(87,250)
Credit Suisse	HUF	1,015,466,650	USD	4,594,560	03/20/14	76,595
Deutsche Bank AG	USD	10,850,000	IDR	127,650,250,000	03/20/14	115,331
Deutsche Bank AG	USD	5,969,152	IDR	73,360,875,000	03/20/14	332,648
Deutsche Bank AG	USD	22,640,827	INR	1,421,617,500	03/20/14	204,571
Deutsche Bank AG	USD	3,750,000	MYR	12,410,625	03/20/14	33,656
Deutsche Bank AG	USD	5,975,561	MYR	19,316,600	03/20/14	(86,464)
Deutsche Bank AG	USD	8,000,000	THB	266,088,000	03/20/14	148,864
Deutsche Bank AG	USD	15,700,000	THB	510,014,500	03/20/14	(80,962)
Deutsche Bank AG	IDR	8,069,700,000	USD	667,745	03/20/14	(25,453)
Deutsche Bank AG	INR	509,645,500	USD	8,050,000	03/20/14	(140,005)
Deutsche Bank AG	INR	340,578,000	USD	5,400,000	03/20/14	(73,089)
Deutsche Bank AG	INR	62,850,000	USD	1,008,828	03/20/14	(1,171)
Deutsche Bank AG	INR	827,632,400	USD	13,240,000	03/20/14	(60,055)
Deutsche Bank AG	MYR	2,125,000	USD	650,245	03/20/14	2,391
Deutsche Bank AG	THB	326,728,500	USD	10,077,992	03/20/14	72,032
Deutsche Bank AG	THB	49,430,000	USD	1,485,794	03/20/14	(27,984)
Deutsche Bank AG	THB	250,675,200	USD	7,680,000	03/20/14	3,149
Goldman Sachs & Co.	TRY	45,830,400	USD	22,000,000	03/20/14	1,371,170
JPMorgan Chase Bank NA	USD	785,395	KRW	834,090,000	03/20/14	(4,782)
JPMorgan Chase Bank NA	USD	1,658,345	PHP	73,730,000	03/20/14	(6,776)
JPMorgan Chase Bank NA	USD	9,400,000	PHP	419,616,000	03/20/14	(506)
JPMorgan Chase Bank NA	USD	8,000,000	TRY	17,723,360	03/20/14	(22,496)
JPMorgan Chase Bank NA	CZK	290,072,283	USD	14,559,669	03/20/14	(96,105)
JPMorgan Chase Bank NA	KRW	7,582,631,250	USD	7,170,337	03/20/14	73,860

See accompanying notes which are an integral part of the financial statements.

36	Emerging Markets Fund

SSgA

Emerging Markets Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase Bank NA	KRW	3,313,464,000	USD	3,080,000	03/20/14	(21,024)
JPMorgan Chase Bank NA	PHP	670,304,250	USD	15,175,555	03/20/14	160,587
Royal Bank of Scotland PLC	USD	4,502,937	EUR	3,285,652	03/20/14	32,199
Royal Bank of Scotland PLC	USD	11,000,000	HKD	85,264,300	03/20/14	(12,717)
Royal Bank of Scotland PLC	USD	1,414,311	TRY	3,168,775	03/20/14	11,994
Royal Bank of Scotland PLC	PLN	58,640,000	USD	19,175,932	03/20/14	(259,882)
Royal Bank of Scotland PLC	ZAR	51,944,165	USD	4,700,000	03/20/14	(112,190)
Societe Generale	USD	1,593,659	CZK	31,900,000	03/20/14	18,075
Societe Generale	USD	546,740	EUR	400,000	03/20/14	5,374
Societe Generale	USD	1,168,550	HKD	9,060,000	03/20/14	(1,065)
Societe Generale	USD	510,185	HUF	111,700,000	03/20/14	(13,215)
Societe Generale	USD	8,620,000	HUF	1,964,153,200	03/20/14	118,815
Societe Generale	USD	456,946	MXN	5,970,000	03/20/14	(7,297)
Societe Generale	USD	2,113,755	PLN	6,450,000	03/20/14	24,052
Societe Generale	USD	177,579	TRY	390,000	03/20/14	(2,036)
Societe Generale	USD	17,714,532	TRY	36,734,625	03/20/14	(1,179,823)
Societe Generale	ZAR	30,960,000	USD	2,867,849	03/20/14	(334)
Standard Chartered Bank	USD	7,020,000	CZK	140,203,089	03/20/14	63,699
Standard Chartered Bank	USD	2,500,000	TRY	5,537,000	03/20/14	(7,728)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						117,376

During the six months ended February 28, 2014, average notional value related to foreign currency exchange contracts was $273,000,000 or 32.8% of net assets.

Foreign Currency Abbreviations:

BRL - Brazilian Real

CLP - Chilean Peso

CZK - Czech Koruna

EUR - Euro

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	37

SSgA

Emerging Markets Fund

Presentation of Portfolio Holdings — February 28, 2014 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$7,195,130	$—	$—	$7,195,130	0.9
Bermuda	8,734,866	—	—	8,734,866	1.0
Brazil	62,202,108	—	—	62,202,108	7.5
Cayman Islands	36,780,660	—	—	36,780,660	4.4
China	109,531,304	—	—	109,531,304	13.1
Czech Republic	8,234,266	—	—	8,234,266	1.0
Egypt	—	— **	—	— **	0.0 ***
Greece	7,565,556	—	—	7,565,556	0.9
Hong Kong	29,835,704	—	—	29,835,704	3.6
Hungary	3,062,563	—	—	3,062,563	0.4
India	62,243,571	—	—	62,243,571	7.5
Indonesia	9,042,402	—	—	9,042,402	1.1
Malaysia	10,707,279	—	—	10,707,279	1.3
Mexico	48,020,894	—	—	48,020,894	5.8
Peru	2,267,379	—	—	2,267,379	0.3
Philippines	16,688,211	—	—	16,688,211	2.0
Poland	26,597,233	—	—	26,597,233	3.2
Russia	61,301,715	—	—	61,301,715	7.4
South Africa	35,416,209	—	—	35,416,209	4.2
South Korea	154,539,948	—	—	154,539,948	18.5
Taiwan	101,058,319	—	—	101,058,319	12.1
Thailand	7,938,536	—	—	7,938,536	0.9
Turkey	4,146,309	—	—	4,146,309	0.5
Preferred Stocks
Brazil	6,711,305	—	—	6,711,305	0.8
Russia	1,337,157	—	—	1,337,157	0.2
South Korea	9,969,795	—	—	9,969,795	1.2
Short-Term Investments	100	32,292,036	—	32,292,136	3.9

Total Investments	$831,128,519	$32,292,036	$—	$863,420,555	103.7

Other Assets and Liabilities, Net					(3.7)

					100.0

Assets:
Other Financial Instruments****
Foreign Currency Exchange Contracts	$—	$4,427,009	$—	$4,427,009	0.5
Futures Contracts	30,058	—	—	30,058	0.0 ***

Total Other Financial Instruments	$30,058	$4,427,009	$—	$4,457,067	0.5

Liabilities:
Other Financial Instruments****
Foreign Currency Exchange Contracts	$—	$(4,309,633)	$—	$(4,309,633)	(0.5)
Futures Contracts	(593,173)	—	—	(593,173)	(0.1)

Total Other Financial Instruments	$(593,173)	$(4,309,633)	$—	$(4,902,806)	(0.6)

*	For a description of the levels see Note 2 in the Notes to Financial Statements. There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2014.
**	Fund held a Level 2 security that was valued at $0 at February 28, 2014.
***	Less than 0.05% of net assets.
****	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the financial statements.

38	Emerging Markets Fund

SSgA

International Stock Selection Fund

Shareholder Expense Example — February 28, 2014 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2013 to February 28, 2014.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
September 1, 2013	$1,000.00	$1,000.00
Ending Account Value
February 28, 2014	$1,178.10	$1,019.84
Expenses Paid During Period*	$5.40	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

International Stock Selection Fund	39

SSgA

International Stock Selection Fund

Schedule of Investments — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.2%
Australia - 4.8%
Amcor, Ltd.	284,297	2,564,829
Arrium, Ltd.	1,695,131	2,337,044
Dexus Property Group (a)	2,669,320	2,548,704
Flight Centre Travel Group, Ltd. (b)	58,045	2,685,645
GPT Group (a)	496,188	1,647,116
Sonic Healthcare, Ltd.	236,676	3,668,505
Tatts Group, Ltd. (b)	568,687	1,481,806
Westpac Banking Corp.	29,999	895,978
Woolworths, Ltd.	48,083	1,547,650

		19,377,277

Austria - 0.7%
OMV AG	65,480	2,979,897

Belgium - 1.5%
Anheuser-Busch InBev NV	56,787	5,953,198

Cayman Islands - 0.4%
MGM China Holdings, Ltd.	337,200	1,438,212

Denmark - 1.5%
Carlsberg A/S (Class B)	42,919	4,528,861
Novo Nordisk A/S (Class B)	33,505	1,597,011

		6,125,872

Finland - 1.3%
UPM-Kymmene Oyj	287,529	5,222,893

France - 11.5%
AXA SA	309,734	8,097,342
BNP Paribas SA	106,659	8,753,788
Credit Agricole SA (c)	292,961	4,658,390
EDF SA	46,297	1,841,387
GDF Suez	62,154	1,594,858
Legrand SA	55,114	3,417,999
Schneider Electric SA	16,442	1,469,495
Societe Generale SA	136,212	9,095,152
Total SA	45,384	2,946,126
Vinci SA	60,825	4,544,580

		46,419,117

Germany - 11.5%
Allianz SE	15,150	2,712,228
BASF SE	64,636	7,442,490
Bayer AG	41,802	5,937,260
Continental AG	21,671	5,275,067
Deutsche Bank AG	19,706	958,535
Deutsche Telekom AG	557,145	9,455,192

	Principal Amount ($) or Shares	Market Value $
Freenet AG	71,317	2,411,260
Fresenius SE	8,832	1,372,686
HeidelbergCement AG	24,914	2,053,699
Merck KGaA	15,050	2,638,237
Siemens AG	44,073	5,886,296

		46,142,950

Hong Kong - 2.7%
Cathay Pacific Airways, Ltd.	546,000	1,111,622
Cheung Kong Holdings, Ltd.	397,000	6,220,590
Galaxy Entertainment Group, Ltd. (c)	131,000	1,314,127
Wharf Holdings, Ltd.	302,000	2,107,235

		10,753,574

Ireland - 0.3%
Shire PLC	22,285	1,238,937

Italy - 1.6%
ENI SpA	139,495	3,365,687
Mediobanca SpA (c)	137,380	1,370,045
Unipol Gruppo Finanziario SpA	214,720	1,523,383

		6,259,115

Japan - 21.7%
Bridgestone Corp. (b)	39,000	1,405,257
Central Japan Railway Co.	49,200	5,721,549
Daicel Chemical Industries, Ltd.	135,000	1,164,685
Daiwa Securities Group, Inc.	111,000	999,076
Dwango Co., Ltd. (b)	60,900	1,698,881
Fuji Electric Co., Ltd.	561,000	2,568,792
Fuji Heavy Industries, Ltd.	243,200	6,578,850
FUJIFILM Holdings Corp.	211,000	6,062,337
Hoya Corp.	39,400	1,167,637
ITOCHU Corp.	210,000	2,608,234
Kirin Holdings Co., Ltd.	101,000	1,374,521
Marubeni Corp.	195,000	1,366,169
MEIJI Holdings Co., Ltd.	23,000	1,514,199
Mitsubishi Heavy Industries, Ltd.	334,000	2,051,194
Mitsubishi Materials Corp.	565,000	1,771,003
Mitsubishi Motors Corp. (c)	251,900	2,787,063
Mitsubishi UFJ Financial Group, Inc.	1,111,900	6,413,337
Mizuho Financial Group, Inc.	2,925,800	6,008,570
Namco Bandai Holdings, Inc.	96,100	2,150,139
Nippon Telegraph & Telephone Corp.	61,700	3,456,340
Nissan Chemical Industries, Ltd.	79,700	1,188,021
ORIX Corp. (d)	286,400	4,221,283
Otsuka Holdings Co., Ltd.	47,300	1,451,488
Sekisui Chemical Co., Ltd.	148,000	1,685,487

40	International Stock Selection Fund

SSgA

International Stock Selection Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Sumitomo Mitsui Financial Group, Inc.	150,501	6,713,909
Taiheiyo Cement Corp.	1,020,000	3,588,091
Toppan Printing Co., Ltd.	268,000	1,988,209
Toyota Motor Corp.	38,300	2,197,442
UNY Group Holdings Co., Ltd. (b)	458,700	2,722,362
Yahoo Japan Corp.	431,800	2,736,671

		87,360,796

Netherlands - 1.9%
ING Groep NV (c)	345,041	5,034,071
Koninklijke Philips NV	76,134	2,665,026

		7,699,097

Norway - 0.8%
StatoilHydro ASA	125,217	3,304,627

Singapore - 1.1%
DBS Group Holdings, Ltd.	243,000	3,166,773
Hutchison Port Holdings Trust	2,025,000	1,265,625

		4,432,398

Spain - 4.6%
Amadeus IT Holding SA (Class A)	38,031	1,672,728
Enagas SA	44,975	1,308,936
Gas Natural SDG SA	226,103	5,803,314
Iberdrola SA	878,651	5,842,069
Repsol SA	150,888	3,791,569

		18,418,616

Sweden - 2.7%
Skandinaviska Enskilda Banken AB (Class A)	348,891	4,905,527
Swedbank AB (Class A)	54,799	1,546,969
Trelleborg AB (Class B)	222,683	4,389,998

		10,842,494

Switzerland - 9.1%
Givaudan SA (c)	567	889,664
Nestle SA	27,160	2,056,687
Novartis AG	146,083	12,199,882
OC Oerlikon Corp. AG (c)	53,652	918,093
Roche Holding AG	46,765	14,430,950
Swiss Life Holding AG (c)	10,480	2,608,382
Swiss Re AG (c)	38,509	3,599,136

		36,702,794

	Principal Amount ($) or Shares	Market Value $
United Kingdom - 18.5%
3i Group PLC	158,702	1,118,827
AstraZeneca PLC	33,808	2,312,084
Aviva PLC	321,115	2,546,658
BP PLC	578,768	4,888,527
British American Tobacco PLC	59,487	3,237,456
BT Group PLC	1,409,956	9,675,555
Capita PLC	83,351	1,591,161
HSBC Holdings PLC	69,448	732,305
IMI PLC (b)	52,614	1,343,592
ITV PLC	1,771,978	5,990,913
J Sainsbury PLC	185,271	1,062,902
Legal & General Group PLC	1,409,459	5,673,947
Lloyds Banking Group PLC (c)	2,960,582	4,091,545
Next PLC	52,450	5,915,364
Royal Dutch Shell PLC (Class A)	191,827	6,996,261
Royal Dutch Shell PLC (Class B)	152,980	5,961,141
Tate & Lyle PLC	322,192	3,463,763
Tesco PLC	584,084	3,219,834
Unilever PLC	78,736	3,218,396
Vodafone Group PLC	309,843	1,291,932

		74,332,163

Total Common Stocks (cost $304,844,527)		395,004,027

Preferred Stock - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA (cost $1,807,466)	21,203	2,366,197

Short-Term Investments - 1.6%
United States - 1.6%
SSgA Prime Money Market Fund 0.18% (d)(e)(f)	482,534	482,534
State Street Navigator Securities Lending Prime Portfolio (e)(g)	5,737,592	5,737,592

Total Short-Term Investments (cost $6,220,126)		6,220,126

Total Investments - 100.4% (identified cost $312,872,119)		403,590,350

Other Assets and Liabilities, Net - (0.4)%		(1,430,428)

Net Assets - 100.0%		402,159,922

International Stock Selection Fund	41

SSgA

International Stock Selection Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

Footnotes:

(a)	Real Estate Investment Trust (REIT).
(b)	All or a portion of the shares of this security are on loan.
(c)	Non-income producing security.
(d)	All or a portion of the shares of these securities are held as collateral in connection with futures contracts purchased (sold) by the Fund.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Investments of cash collateral for securities loaned.

Abbreviations:

PLC - Public Limited Company

Sector Exposure	% of Net Assets	Market Value $
Common Stocks	10.2	40,905,372
Consumer Discretionary
Consumer Staples	8.4	33,899,829
Energy	8.5	34,233,835
Financials	27.3	109,968,801
Health Care	11.7	46,847,040
Industrials	11.2	44,907,634
Information Technology	3.3	13,338,254
Materials	7.0	28,222,419
Telecommunication Services	6.6	26,290,279
Utilities	4.0	16,390,564
Preferred Stocks
Consumer Staples	0.6	2,366,197
Short Term Investments	1.6	6,220,126

Total Investments	100.4	403,590,350
Other Assets & Liabilities	(0.4)	(1,430,428)

	100.0	402,159,922

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
MSCI EAFE E-Mini Index Futures	20	USD	1,929,300	03/14	114,213

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					114,213

During the six months ended February 28, 2014, average notional value related to futures contracts was $4,200,000 or 1.1% of net assets.

See accompanying notes which are an integral part of the financial statements.

42	International Stock Selection Fund

SSgA

International Stock Selection Fund

Presentation of Portfolio Holdings — February 28, 2014 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$19,377,277	$—	$—	$19,377,277	4.8
Austria	2,979,897	—	—	2,979,897	0.7
Belgium	5,953,198	—	—	5,953,198	1.5
Cayman Islands	1,438,212	—	—	1,438,212	0.4
Denmark	6,125,872	—	—	6,125,872	1.5
Finland	5,222,893	—	—	5,222,893	1.3
France	46,419,117	—	—	46,419,117	11.5
Germany	46,142,950	—	—	46,142,950	11.5
Hong Kong	10,753,574	—	—	10,753,574	2.7
Ireland	1,238,937	—	—	1,238,937	0.3
Italy	6,259,115	—	—	6,259,115	1.6
Japan	87,360,796	—	—	87,360,796	21.7
Netherlands	7,699,097	—	—	7,699,097	1.9
Norway	3,304,627	—	—	3,304,627	0.8
Singapore	4,432,398	—	—	4,432,398	1.1
Spain	18,418,616	—	—	18,418,616	4.6
Sweden	10,842,494	—	—	10,842,494	2.7
Switzerland	36,702,794	—	—	36,702,794	9.1
United Kingdom	74,332,163	—	—	74,332,163	18.5
Preferred Stocks
Germany	2,366,197	—	—	2,366,197	0.6
Short-Term Investments	482,534	5,737,592	—	6,220,126	1.6

Total Investments	$397,852,758	$5,737,592	$—	$403,590,350	100.4

Other Assets and Liabilities, Net					(0.4)

					100.0

Other Financial Instruments**
Futures Contracts	$114,213	$—	$—	$114,213	—	***

*	For a description of the levels see Note 2 in the Notes to Financial Statements. There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2014.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instruments.
***	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund	43

SSgA

High Yield Bond Fund

Shareholder Expense Example — February 28, 2014 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2013 to February 28, 2014.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
September 1, 2013	$1,000.00	$1,000.00
Ending Account Value
February 28, 2014	$1,076.70	$1,021.18
Expenses Paid During Period*	$3.76	$3.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.73% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

44	High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 88.1%
Corporate Bonds and Notes - 76.4%
ACE Cash Express, Inc. 11.000%, due 02/01/19 (a)	300,000	264,375
Activision Blizzard, Inc. 5.625%, due 09/15/21 (a)	188,000	202,100
Ahern Rentals, Inc. 9.500%, due 06/15/18 (a)	350,000	385,000
Alcatel-Lucent USA, Inc. 4.625%, due 07/01/17 (a)	72,000	74,250
6.750%, due 11/15/20 (a)	250,000	266,250
Alere, Inc. 6.500%, due 06/15/20	400,000	420,000
Alliance One International, Inc. 9.875%, due 07/15/21	275,000	277,750
Allison Transmission, Inc. 7.125%, due 05/15/19 (a)	350,000	378,000
Ally Financial, Inc. 4.750%, due 09/10/18	300,000	319,500
Alphabet Holding Co., Inc. PIK 7.750%, due 11/01/17 (a)	333,000	344,239
American Axle & Manufacturing, Inc. 5.125%, due 02/15/19	250,000	260,625
Antero Resources Finance Corp. 6.000%, due 12/01/20	615,000	656,512
APX Group, Inc. 6.375%, due 12/01/19	600,000	618,750
ArcelorMittal 10.350%, due 06/01/19	1,350,000	1,716,187
Artesyn Escrow, Inc. 9.750%, due 10/15/20 (a)	325,000	325,000
Ashtead Capital, Inc. 6.500%, due 07/15/22 (a)	525,000	569,625
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625%, due 10/01/20	550,000	588,500
Audatex North America, Inc. 6.000%, due 06/15/21 (a)	240,000	256,200
Beverages & More, Inc. 10.000%, due 11/15/18 (a)	125,000	127,500
BI-LO LLC/BI-LO Finance Corp. 9.250%, due 02/15/19 (a)	550,000	600,875
BI-LO LLC/BI-LO Finance Corp. PIK 8.625%, due 09/15/18 (a)	600,000	625,500
Biomet, Inc. 6.500%, due 08/01/20	398,000	429,342
Blackboard, Inc. 7.750%, due 11/15/19 (a)	450,000	465,750
BMC Software Finance, Inc. 8.125%, due 07/15/21 (a)	465,000	488,831

	Principal Amount ($) or Shares	Market Value $
BOE Intermediate Holding Corp. PIK 9.000%, due 11/01/17 (a)	522,750	561,956
BOE Merger Corp. PIK 9.500%, due 11/01/17 (a)	550,000	584,375
Burlington Coat Factory Warehouse Corp. 10.000%, due 02/15/19	250,000	278,125
Burlington Holdings LLC/Burlington Holding Finance, Inc. PIK 9.000%, due 02/15/18 (a)	220,000	225,500
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625%, due 08/01/20	475,000	541,500
Capella Healthcare, Inc. 9.250%, due 07/01/17	200,000	214,000
Case New Holland, Inc. 7.875%, due 12/01/17	400,000	468,500
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625%, due 02/15/24 (a)	400,000	413,000
CCO Holdings LLC/CCO Holdings Capital Corp. 7.250%, due 10/30/17	750,000	796,875
Century Intermediate Holding Co. 2 PIK 9.750%, due 02/15/19 (a)	290,000	305,225
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375%, due 09/15/20 (a)	550,000	581,625
Chaparral Energy, Inc. 9.875%, due 10/01/20	250,000	285,000
8.250%, due 09/01/21	125,000	136,875
Chesapeake Energy Corp. 5.375%, due 06/15/21	1,087,000	1,163,090
Chinos Intermediate Holdings A, Inc. PIK 7.750%, due 05/01/19 (a)	420,000	438,900
Chrysler Group LLC/CG Co-Issuer, Inc. 8.250%, due 06/15/21 (a)	205,000	232,163
CHS/Community Health Systems, Inc. 8.000%, due 11/15/19	500,000	555,500
Churchill Downs, Inc. 5.375%, due 12/15/21 (a)	300,000	306,750
CIT Group, Inc. 5.000%, due 05/15/17	550,000	589,875
3.875%, due 02/19/19	230,000	233,191

High Yield Bond Fund	45

SSgA

High Yield Bond Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Citigroup, Inc. Series D 5.350%, due 05/15/23 (b)(c)	350,000	328,125
Claire’s Stores, Inc. 6.125%, due 03/15/20 (a)	432,000	410,400
Clayton Williams Energy, Inc. 7.750%, due 04/01/19 (a)	325,000	342,875
Clear Channel Communications, Inc. 5.500%, due 09/15/14	250,000	250,625
Clear Channel Worldwide Holdings, Inc. Series A 7.625%, due 03/15/20	125,000	134,375
CNH Capital LLC 6.250%, due 11/01/16	350,000	384,125
Continental Resources, Inc. 4.500%, due 04/15/23	160,000	165,677
Continental Rubber of America Corp. 4.500%, due 09/15/19 (a)	153,000	162,082
CVR Refining LLC/Coffeyville Finance, Inc. 6.500%, due 11/01/22	550,000	570,625
Delphi Corp. 6.125%, due 05/15/21	300,000	333,750
Delta Air Lines 2007-1 Class C Pass Through Trust 8.954%, due 08/10/14	170,474	172,179
Deluxe Corp. 7.000%, due 03/15/19	300,000	321,000
Diamond Foods, Inc. 7.000%, due 03/15/19 (a)	300,000	309,375
Diamondback Energy, Inc. 7.625%, due 10/01/21 (a)	300,000	318,000
DISH DBS Corp. 5.125%, due 05/01/20	500,000	517,500
Dole Food Co., Inc. 7.250%, due 05/01/19 (a)	500,000	507,500
Dynacast International LLC/Dynacast Finance, Inc. 9.250%, due 07/15/19	375,000	417,188
Energy XXI Gulf Coast, Inc. 7.500%, due 12/15/21 (a)	583,000	609,235
EnergySolutions, Inc./EnergySolutions LLC 10.750%, due 08/15/18	375,000	398,438
EP Energy LLC/EP Energy Finance, Inc. 9.375%, due 05/01/20	313,000	362,298
EP Energy LLC/Everest Acquisition Finance, Inc. 7.750%, due 09/01/22	275,000	310,063

	Principal Amount ($) or Shares	Market Value $
Felcor Lodging LP 6.750%, due 06/01/19	505,000	542,875
Ferrellgas LP/Ferrellgas Finance Corp. 6.750%, due 01/15/22 (a)	300,000	313,500
FGI Operating Co. LLC/FGI Finance, Inc. 7.875%, due 05/01/20	500,000	535,000
First Data Corp.
6.750%, due 11/01/20 (a)	575,000	621,000
11.250%, due 01/15/21 (a)	525,000	597,187
FMG Resources August 2006 Pty Ltd. 6.875%, due 04/01/22 (a)	500,000	542,500
Forest Laboratories, Inc. 4.375%, due 02/01/19 (a)	293,000	313,510
Fresenius Medical Care US Finance, Inc.
6.875%, due 07/15/17	130,000	147,550
6.500%, due 09/15/18 (a)	325,000	365,625
Frontier Communications Corp.
9.250%, due 07/01/21	250,000	295,625
7.125%, due 01/15/23	550,000	576,125
General Motors Co. 3.500%, due 10/02/18 (a)	194,000	200,305
General Motors Financial Co., Inc.
3.250%, due 05/15/18	475,000	486,281
6.750%, due 06/01/18	275,000	320,375
4.250%, due 05/15/23	400,000	404,000
Gentiva Health Services, Inc. 11.500%, due 09/01/18	350,000	373,625
Genworth Financial, Inc. 6.150%, due 11/15/66 (c)	400,000	368,152
Halcon Resources Corp. 8.875%, due 05/15/21	830,000	844,525
HCA, Inc. 6.500%, due 02/15/20	325,000	366,844
HD Supply, Inc. 7.500%, due 07/15/20	300,000	328,500
Healthcare Technology Intermediate, Inc. PIK 7.375%, due 09/01/18 (a)	371,000	383,985
Hercules Offshore, Inc. 7.500%, due 10/01/21 (a)	360,000	380,700
Hexion US Finance Corp. 6.625%, due 04/15/20	561,000	579,934
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.000%, due 08/01/20 (a)	500,000	527,500
Interline Brands, Inc. PIK 10.000%, due 11/15/18	500,000	548,125

46	High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

International Lease Finance Corp.
6.250%, due 05/15/19	275,000	308,825
8.250%, due 12/15/20	350,000	428,313
iPayment, Inc. 10.250%, due 05/15/18	325,000	253,500
j2 Global, Inc. 8.000%, due 08/01/20	500,000	543,750
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375%, due 04/01/20 (a)	473,000	500,197
Kenan Advantage Group, Inc. (The) 8.375%, due 12/15/18 (a)	700,000	742,000
Laredo Petroleum, Inc. 5.625%, due 01/15/22 (a)	550,000	559,625
Legacy Reserves LP/Legacy Reserves Finance Corp. 6.625%, due 12/01/21 (a)	400,000	396,000
Lennar Corp. 4.500%, due 06/15/19	210,000	214,463
Level 3 Communications, Inc. 8.875%, due 06/01/19	250,000	275,625
Level 3 Financing, Inc.
8.625%, due 07/15/20	250,000	280,938
6.125%, due 01/15/21 (a)	300,000	317,250
Linn Energy LLC/Linn Energy Finance Corp. 7.000%, due 11/01/19 (a)	250,000	260,625
Magnachip Semiconductor Corp. 6.625%, due 07/15/21	450,000	463,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.250%, due 06/15/22	406,000	438,480
McClatchy Co. (The) 9.000%, due 12/15/22	505,000	577,594
Mcron Finance Sub LLC/Mcron Finance Corp. 8.375%, due 05/15/19 (a)	500,000	556,875
Memorial Production Partners LP/Memorial Production Finance Corp. 7.625%, due 05/01/21	334,000	352,370
MGM Resorts International
6.750%, due 10/01/20	550,000	607,750
6.625%, due 12/15/21	655,000	718,862
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK 7.500%, due 08/01/18 (a)	484,000	500,940
Monitronics International, Inc. 9.125%, due 04/01/20	500,000	536,250
Murray Energy Corp. 8.625%, due 06/15/21 (a)	500,000	530,000

	Principal Amount ($) or Shares	Market Value $
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp. 5.000%, due 08/01/18 (a)	875,000	912,187
NCR Corp. 5.875%, due 12/15/21 (a)	300,000	321,000
Neiman Marcus Group LTD, Inc. 8.000%, due 10/15/21 (a)	366,000	392,535
Neiman Marcus Group LTD, Inc. PIK 8.750%, due 10/15/21 (a)	329,000	353,675
NES Rentals Holdings, Inc. 7.875%, due 05/01/18 (a)	325,000	347,750
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.875%, due 03/15/22 (a)	550,000	577,500
Newfield Exploration Co. 5.750%, due 01/30/22	650,000	700,375
Nexstar Broadcasting, Inc. 6.875%, due 11/15/20	231,000	248,903
Nuveen Investments, Inc.
5.500%, due 09/15/15	375,000	379,688
9.125%, due 10/15/17 (a)	250,000	261,875
Parsley Energy LLC/Parsley Finance Corp. 7.500%, due 02/15/22 (a)	250,000	262,500
Peabody Energy Corp. 6.000%, due 11/15/18	275,000	297,688
Penn National Gaming, Inc. 5.875%, due 11/01/21 (a)	450,000	438,750
Pittsburgh Glass Works LLC 8.000%, due 11/15/18 (a)	318,000	346,620
Plastipak Holdings, Inc. 6.500%, due 10/01/21 (a)	450,000	465,750
PQ Corp. 8.750%, due 05/01/18 (a)	550,000	606,375
Provident Funding Associates LP/PFG Finance Corp. 6.750%, due 06/15/21 (a)	233,000	228,340
Quiksilver, Inc./QS Wholesale, Inc. 7.875%, due 08/01/18 (a)	300,000	327,000
Regal Entertainment Group 5.750%, due 03/15/22	429,000	438,652
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875%, due 03/01/22	150,000	156,000
Revlon Consumer Products Corp. 5.750%, due 02/15/21	525,000	525,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
9.875%, due 08/15/19	920,000	1,037,300
6.875%, due 02/15/21	340,000	369,750

High Yield Bond Fund	47

SSgA

High Yield Bond Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

RHP Hotel Properties LP/RHP Finance Corp. 5.000%, due 04/15/21	400,000	401,000
Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	550,000	570,625
Roundy’s Supermarkets, Inc. 10.250%, due 12/15/20 (a)	500,000	532,500
RR Donnelley & Sons Co. 7.875%, due 03/15/21	675,000	769,500
Ruby Tuesday, Inc. 7.625%, due 05/15/20	500,000	443,750
Sabre, Inc. 8.500%, due 05/15/19 (a)	500,000	556,875
Samson Investment Co. 10.750%, due 02/15/20 (a)	300,000	333,375
Sanchez Energy Corp. 7.750%, due 06/15/21 (a)	300,000	313,500
SandRidge Energy, Inc. 8.125%, due 10/15/22	500,000	537,500
SBA Communications Corp. 5.625%, due 10/01/19	275,000	288,063
ServiceMaster Co. 7.000%, due 08/15/20	231,000	239,663
Sinclair Television Group, Inc. 6.375%, due 11/01/21	525,000	555,187
SLM Corp. MTN 8.000%, due 03/25/20	1,305,000	1,507,275
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875%, due 08/01/20 (a)	500,000	543,750
Sprint Corp. 7.250%, due 09/15/21 (a)	1,200,000	1,314,000
Sprint Nextel Corp. 7.000%, due 03/01/20 (a)	550,000	635,250
SunGard Data Systems, Inc. 6.625%, due 11/01/19	550,000	587,812
SUPERVALU, Inc. 6.750%, due 06/01/21	500,000	502,500
T-Mobile USA, Inc.
5.250%, due 09/01/18	185,000	195,406
6.250%, due 04/01/21	365,000	389,181
6.633%, due 04/28/21	633,000	685,222
Taminco Global Chemical Corp. 9.750%, due 03/31/20 (a)	485,000	550,475
Tenet Healthcare Corp. 8.125%, due 04/01/22	526,000	589,120
Tenneco, Inc. 7.750%, due 08/15/18	250,000	265,313
Textron Financial Corp. 6.000%, due 02/15/67 (a)(c)	350,000	312,375
The Goodyear Tire & Rubber Co. 6.500%, due 03/01/21	550,000	600,875

	Principal Amount ($) or Shares	Market Value $
The Sun Products Corp. 7.750%, due 03/15/21 (a)	525,000	458,062
TRAC Intermodal LLC/TRAC Intermodal Corp. 11.000%, due 08/15/19	275,000	314,875
TransDigm, Inc. 7.750%, due 12/15/18	475,000	508,844
UCI International, Inc. 8.625%, due 02/15/19	250,000	240,625
United Rentals North America, Inc.
7.375%, due 05/15/20	200,000	223,500
8.375%, due 09/15/20	250,000	280,000
6.125%, due 06/15/23	440,000	466,400
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375%, due 05/01/21 (a)	856,000	924,480
Vanguard Natural Resources LLC/VNR Finance Corp. 7.875%, due 04/01/20	275,000	296,313
Viasystems, Inc. 7.875%, due 05/01/19 (a)	950,000	1,020,062
Virgin Media Finance PLC 6.375%, due 04/15/23 (a)	525,000	555,187
WCI Communities, Inc. 6.875%, due 08/15/21 (a)	350,000	359,625
WellCare Health Plans, Inc. 5.750%, due 11/15/20	240,000	250,200
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.250%, due 07/15/19	500,000	572,500
Wyle Services Corp. 10.500%, due 04/01/18 (a)	200,000	208,000
Zayo Group LLC/Zayo Capital, Inc. 8.125%, due 01/01/20	302,000	332,955

		79,452,134

International Debt - 11.7%
Altice Financing SA 6.500%, due 01/15/22 (a)	200,000	208,500
Altice Finco SA 8.125%, due 01/15/24 (a)	350,000	374,500
Ardagh Packaging Finance PLC 9.125%, due 10/15/20 (a)	250,000	277,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.250%, due 01/31/19 (a)	130,000	134,875
6.750%, due 01/31/21 (a)	300,000	312,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.000%, due 11/15/20 (a)	35,294	36,529

48	High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Capsugel SA PIK 7.000%, due 05/15/19 (a)	350,000	363,125
CEVA Group PLC 8.375%, due 12/01/17 (a)	1,000,000	1,045,000
Commerzbank AG 8.125%, due 09/19/23 (a)	200,000	226,000
Digicel Group, Ltd. 8.250%, due 09/30/20 (a)	350,000	370,125
Exopack Holdings SA 7.875%, due 11/01/19 (a)	300,000	312,000
Fly Leasing, Ltd. 6.750%, due 12/15/20	600,000	619,500
FMG Resources August 2006 Pty Ltd. 8.250%, due 11/01/19 (a)	350,000	385,875
HBOS PLC 6.750%, due 05/21/18 (a)	500,000	569,557
INEOS Group Holdings SA
6.125%, due 08/15/18 (a)	550,000	569,250
5.875%, due 02/15/19 (a)	360,000	370,800
Intelsat Luxembourg SA 7.750%, due 06/01/21 (a)	188,000	202,335
JLL/Delta Dutch Newco BV 7.500%, due 02/01/22 (a)	360,000	367,200
Kodiak Oil & Gas Corp. 5.500%, due 02/01/22	650,000	667,875
NCL Corp., Ltd. 5.000%, due 02/15/18	620,000	643,250
Royal Bank of Scotland Group PLC Series U 7.640%, due 09/30/17 (b)(c)	500,000	501,250
Sable International Finance, Ltd. 8.750%, due 02/01/20 (a)	635,000	712,787
Schaeffler Finance BV 4.750%, due 05/15/21 (a)	438,000	443,475
Schaeffler Holding Finance BV PIK 6.875%, due 08/15/18 (a)	200,000	213,000
Seven Seas Cruises S de RL LLC 9.125%, due 05/15/19	225,000	248,625
Silver II Borrower/Silver II US Holdings LLC 7.750%, due 12/15/20 (a)	375,000	401,250
SPCM SA 6.000%, due 01/15/22 (a)	391,000	414,460

	Principal Amount ($) or Shares	Market Value $
Stackpole International Intermediate/Stackpole International Powder / Stackpl 7.750%, due 10/15/21 (a)	325,000	346,125
UPCB Finance VI Ltd. 6.875%, due 01/15/22 (a)	500,000	546,875
VTR Finance BV 6.875%, due 01/15/24 (a)	250,000	255,991

		12,139,634

Total Long-Term Investments (cost $86,407,592)		91,591,768

Short-Term Investment - 10.9%
SSgA Prime Money Market Fund 0.18% (d)(e) (cost $11,393,917)	11,393,917	11,393,917

Total Investments - 99.0% (identified cost $97,801,509)		102,985,685

Other Assets and Liabilities, Net - 1.0%		1,024,837

Net Assets - 100.0%		104,010,522

Footnotes:

(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Perpetual floating rate security. Date shown reflects the next reset date.
(c)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(e)	The rate shown is the annualized seven-day yield at period end

Abbreviations:

PIK - Pay In Kind

PLC - Public Limited Company

See accompanying notes which are an integral part of the financial statements.

High Yield Bond Fund	49

SSgA

High Yield Bond Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

Over-The-Counter Credit Default Swap Contracts
Credit Indices
Reference Entity	Counterparty	Notional Amount*		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $	Upfront Premiums Paid/ (Received) $	Unrealized Appreciation/ (Depreciation) $

Protection Sold:
Markit CDX North American High Yield Index	Goldman Sachs & Co.	USD	3,000,000	5.00%	12/20/2018	241,870	228,000	13,870

*	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

During the six months ended February 28, 2014, average notional value related to swap contracts was $2,772,000 or 2.7% of net assets.

Presentation of Portfolio Holdings — February 28, 2014 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$79,452,134	$—	$79,452,134	76.4
International Debt	—	12,139,634	—	12,139,634	11.7
Short-Term Investment	11,393,917	—	—	11,393,917	10.9

Total Investments	$11,393,917	$91,591,768	$—	$102,985,685	99.0

Other Assets and Liabilities, Net					1.0

					100.0

Other Financial Instruments**
Over-The-Counter Credit Default Swap Contracts	$—	$13,870	$—	$13,870	0.0	***

*	For a description of the levels see Note 2 in the Notes to Financial Statements. There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2014.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instruments.
***	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the financial statements.

50	High Yield Bond Fund

This page has been intentionally left blank.

SSgA Funds

Statements of Assets and Liabilities — February 28, 2014 (Unaudited)

	Dynamic Small Cap Fund	Clarion Real Estate Fund	IAM SHARES Fund

Assets
Investments, at identified cost	$26,506,340	$32,580,160	$146,265,505
Investments, at market (a)(b)	30,067,951	48,333,021	238,357,866
Cash	4,600	—	—
Cash (restricted)	—	—	—
Foreign currency holdings (c)	—	—	—
Unrealized appreciation on foreign currency exchange contracts	—	—	—
Unrealized appreciation on open swap contracts	—	—	—
Credit default swap contracts premiums paid	—	—	—
Receivables:
Dividends and interest	20,980	22,585	530,335
Investments sold	—	—	—
Fund shares sold	125,536	33,034	564
Foreign taxes recoverable	17	—	842
From adviser	6,894	34,358	9,859
Daily variation margin on futures contracts	—	—	4,625
Prepaid expenses	131	401	1,762

Total assets	30,226,109	48,423,399	238,905,853

Liabilities
Payables:
Due to custodian	—	—	—
Cash due to broker	—	—	—
Investments purchased	—	—	—
Fund shares redeemed	12,143	35,716	88
Accrued fees to affiliates and trustees	40,929	84,463	104,514
Other accrued expenses	2,857	57,415	48,290
Deferred tax liability	—	—	—
Daily variation margin on futures contracts	530	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—	—
Payable upon return of securities loaned	6,168,939	5,974,866	9,071,201

Total liabilities	6,225,398	6,152,460	9,224,093

Net Assets	$24,000,711	$42,270,939	$229,681,760

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$4,851	$191,783	$700,993
Accumulated net realized gain (loss)	(17,372,418)	(9,773,615)	(22,060,889)
Unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund — net of deferred tax liability for foreign capital gains tax)	3,561,611	15,752,861	92,092,361
Futures contracts	398	—	111,105
Credit default swap contracts	—	—	—
Foreign currency-related transactions	—	—	—
Shares of beneficial interest	648	3,011	15,983
Additional paid-in-capital	37,805,621	36,096,899	158,822,207

Net Assets	$24,000,711	$42,270,939	$229,681,760

See accompanying notes which are an integral part of the financial statements.

52	Statements of Assets and Liabilities

Enhanced Small Cap Fund	Emerging Markets Fund	International Stock Selection Fund	High Yield Bond Fund

$25,377,316	$639,855,518	$312,872,119	$97,801,509
33,624,155	863,420,555	403,590,350	102,985,685
—	—	—	—
13,800	388,273	64,234	—
—	2,192,725	2,404,521	—
—	4,427,009	—	—
—	—	—	13,870
—	—	—	228,000

18,060	2,086,894	1,390,007	1,708,964
196	2,154,472	703,023	—
534	1,905,237	91,272	331,629
—	—	275,477	555
12,933	339,095	314,264	1,167
—	30,058	114,213	—
254	11,823	3,343	963

33,669,932	876,956,141	408,950,704	105,270,833

—	2,565,866	—	—
—	—	—	131,539
—	754,441	—	702,669
241,916	1,149,163	477,523	256,002
47,502	1,656,391	542,250	128,687
20,657	75,539	33,417	41,414
—	956,560	—	—
1,590	593,173	—	—
—	4,309,633	—	—
—	32,292,036	5,737,592	—

311,665	44,352,802	6,790,782	1,260,311

$33,358,267	$832,603,339	$402,159,922	$104,010,522

$1,526	$(5,955,809)	$(3,913,799)	$472,799
1,112,727	69,232,236	(609,927,482)	106,929

8,246,839	222,657,811	90,718,231	5,184,176
16,684	(563,115)	114,213	—
—	—	—	13,870
—	111,868	32,273	—
1,997	48,702	35,517	12,408
23,978,494	547,071,646	925,100,969	98,220,340

$33,358,267	$832,603,339	$402,159,922	$104,010,522

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	53

SSgA Funds

Statements of Assets and Liabilities — February 28, 2014 (Unaudited)

	Dynamic Small Cap Fund	Clarion Real Estate Fund	IAM SHARES Fund

Net Asset Value, offering and redemption price per share:
Net asset value per share: (d)	$37.03	$14.04	$14.37
Net assets	$24,000,711	$42,270,939	$229,681,760
Shares outstanding ($0.001 par value)	648,180	3,011,036	15,982,441
Net asset value per share: Institutional Class (e)	$—	$—	$—
Net assets	$—	$—	$—
Shares outstanding ($0.001 par value)	—	—	—
Net asset value per share: Select Class (e)	$—	$—	$—
Net assets	$—	$—	$—
Shares outstanding ($0.001 par value)	—	—	—

(a) Securities on loan included in investments	$6,002,820	$5,930,818	$9,033,956
(b) Investments in affiliated issuers, SSgA Prime Money Market Fund and State Street Navigator Securities Lending Prime Portfolio	$6,500,226	$6,264,944	$10,599,984
(c) Foreign currency holdings — cost	$—	$—	$—
(d) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.
(e) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

54	Statements of Assets and Liabilities

Enhanced Small Cap Fund	Emerging Markets Fund	International Stock Selection Fund	High Yield Bond Fund

$16.71	$—	$11.32	$8.38
$33,358,267	$—	$402,159,922	$104,010,522
1,996,685	—	35,515,841	12,407,750
$—	$17.09	$—	$—
$—	$655,789,679	$—	$—
—	38,370,437	—	—
$—	$17.12	$—	$—
$—	$176,813,660	$—	$—
—	10,330,411	—	—

$—	$30,367,557	$5,458,772	$—
$—	$32,292,136	$—	$11,393,917
$—	$2,182,513	$2,390,221	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	55

SSgA Funds

Statements of Operations — For the Period Ended February 28, 2014 (Unaudited)

	Dynamic Small Cap Fund	Clarion Real Estate Fund	IAM SHARES Fund

Investment Income
Dividends (net of foreign taxes withheld of $62, $0, $308, $119, $1,423,068, $248,140, $0, respectively)	$137,290	$751,913	$2,371,447
Dividends from affiliated money market funds	57	27	412
Interest	—	—	16
Securities lending income	6,396	4,611	12,325

Total investment income	143,743	756,551	2,384,200

Expenses
Advisory fees	74,732	131,685	270,064
Administration fees	(18,738)	2,444	1,942
Custodian fees	13,528	18,368	13,760
Distribution fees	18,642	44,812	30,121
Transfer agent fees	11,588	16,705	9,208
Professional fees	18,941	29,920	28,303
Registration fees	7,354	9,876	9,111
Shareholder servicing fees	1,587	4,266	26,387
Shareholder servicing fees — Select Class	—	—	—
Trustees’ fees	6,573	7,065	8,747
Insurance fees	206	614	2,730
Printing fees	2,347	28,154	10,686
Miscellaneous	2,078	387	4,924

Expenses before reductions	138,838	294,296	415,983
Expense reductions	(14,285)	(91,703)	(2,225)

Net expenses	124,553	202,593	413,758

Net investment income (loss)	19,190	553,958	1,970,442

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Emerging Markets Fund — net of deferred tax liability for foreign capital gains taxes)	2,133,656	1,052,703	114,006
Futures contracts	(51,980)	—	341,240
Credit default swap contracts	—	—	—
Foreign currency-related transactions	—	—	—

Net realized gain (loss)	2,081,676	1,052,703	455,246

Net change in unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund — net of deferred tax liability for foreign capital gains taxes)	1,226,696	3,183,138	27,105,717
Futures contracts	398	—	80,698
Foreign currency-related transactions	—	—	—
Credit default swap contracts	—	—	—

Net change in unrealized appreciation (depreciation)	1,227,094	3,183,138	27,186,415

Net realized and unrealized gain (loss)	3,308,770	4,235,841	27,641,661

Net Increase (Decrease) in Net Assets from Operations	$3,327,960	$4,789,799	$29,612,103

See accompanying notes which are an integral part of the financial statements.

56	Statements of Operations

Enhanced Small Cap Fund	Emerging Markets Fund	International Stock Selection Fund	High Yield Bond Fund

$254,257	$9,389,301	$4,737,242	$—
79	472	44	856
—	12,878	686	3,193,130
—	98,653	58,941	—

254,336	9,501,304	4,796,913	3,193,986

71,926	4,058,760	1,460,351	147,237
6,791	66,162	11,939	9,642
15,819	501,526	99,539	12,410
33,872	859,388	408,957	94,879
9,108	302,885	108,033	20,540
24,970	103,841	40,757	27,793
9,447	36,891	10,623	12,211
629	174,341	34,492	11,954
—	27,897	—	—
6,786	27,133	11,352	8,133
414	18,174	5,353	1,427
3,150	112,099	40,482	14,548
343	6,775	2,770	487

183,255	6,295,872	2,234,648	361,261
(63,379)	(2,372)	(287,513)	(4,794)

119,876	6,293,500	1,947,135	356,467

134,460	3,207,804	2,849,778	2,837,519

2,807,114	81,095,686	25,854,067	99,452
42,078	339,135	436,059	—
—	—	—	6,667
—	(3,286,463)	114,475	—

2,849,192	78,148,358	26,404,601	106,119

2,095,681	(49,005,127)	34,268,360	4,323,110
16,684	(177,521)	114,213	—
—	3,675,386	36,838	—
—	—	—	13,870

2,112,365	(45,507,262)	34,419,411	4,336,980

4,961,557	32,641,096	60,824,012	4,443,099

$5,096,017	$35,848,900	$63,673,790	$7,280,618

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	57

SSgA Funds

Statements of Changes in Net Assets

	Dynamic Small Cap Fund		Clarion Real Estate Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$19,190	$85,516	$553,958	$795,414
Net realized gain (loss)	2,081,676	1,858,716	1,052,703	14,931,043
Net change in unrealized appreciation (depreciation)	1,227,094	1,350,457	3,183,138	(16,690,653)

Net increase (decrease) in net assets from operations	3,327,960	3,294,689	4,789,799	(964,196)

Voluntary contribution from Adviser	—	89,037	—	—

Distributions
From net investment income	(92,371)	(108,659)	(429,695)	(913,282)
Institutional Class	—	—	—	—
Select Class	—	—	—	—
From net realized gain	—	—	—	—
Institutional Class	—	—	—	—
Select Class	—	—	—	—

Net decrease in net assets from distributions	(92,371)	(108,659)	(429,695)	(913,282)

Share Transactions
Net increase (decrease) in net assets from share transactions	(2,743,811)	10,227,164	(2,044,770)	(20,321,498)

Total Net Increase (Decrease) in Net Assets	491,778	13,502,231	2,315,334	(22,198,976)

Net Assets
Beginning of period	23,508,933	10,006,702	39,955,605	62,154,581

End of period	$24,000,711	$23,508,933	$42,270,939	$39,955,605

Undistributed (overdistributed) net investment income included in net assets	$4,851	$78,032	$191,783	$67,520

See accompanying notes which are an integral part of the financial statements.

58	Statements of Changes in Net Assets

IAM SHARES Fund		Enhanced Small Cap Fund		Emerging Markets Fund
Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

$1,970,442	$3,417,364	$134,460	$392,118	$3,207,804	$28,124,431
455,246	1,423,391	2,849,192	4,077,229	78,148,358	145,550,804
27,186,415	26,701,911	2,112,365	2,273,553	(45,507,262)	(129,203,723)

29,612,103	31,542,666	5,096,017	6,742,900	35,848,900	44,471,512

—	—	—	—	—	—

(2,084,198)	(3,333,585)	(481,676)	(283,671)	—	—
—	—	—	—	(18,564,729)	(21,694,247)
—	—	—	—	(5,905,236)	(8,728,385)
—	—	—	—	—	—
—	—	—	—	(76,697,086)	—
—	—	—	—	(21,345,545)	—

(2,084,198)	(3,333,585)	(481,676)	(283,671)	(122,512,596)	(30,422,632)

2,174,270	3,581,348	(577,100)	(4,272,123)	(215,968,191)	(588,996,718)

29,702,175	31,790,429	4,037,241	2,187,106	(302,631,887)	(574,947,838)

199,979,585	168,189,156	29,321,026	27,133,920	1,135,235,226	1,710,183,064

$229,681,760	$199,979,585	$33,358,267	$29,321,026	$832,603,339	$1,135,235,226

$700,993	$814,749	$1,526	$348,742	$(5,955,809)	$15,306,352

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	59

SSgA Funds

Statements of Changes in Net Assets

	International Stock Selection Fund		High Yield Bond Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,849,778	$9,355,838	$2,837,519	$7,140,297
Net realized gain (loss)	26,404,601	17,116,329	106,119	5,532,229
Net change in unrealized appreciation (depreciation)	34,419,411	42,692,979	4,336,980	(3,646,252)

Net increase (decrease) in net assets from operations	63,673,790	69,165,146	7,280,618	9,026,274

Voluntary contribution from Adviser	—	—	—	—

Distributions
From net investment income	(11,789,005)	(14,562,360)	(2,790,905)	(7,383,793)
Institutional Class	—	—	—	—
Select Class	—	—	—	—
From net realized gain	—	—	(4,914,908)	(298,638)
Institutional Class	—	—	—	—
Select Class	—	—	—	—

Net decrease in net assets from distributions	(11,789,005)	(14,562,360)	(7,705,813)	(7,682,431)

Share Transactions
Net increase (decrease) in net assets from share transactions	(17,815,798)	(73,632,327)	15,179,008	(26,086,439)

Total Net Increase (Decrease) in Net Assets	34,068,987	(19,029,541)	14,753,813	(24,742,596)

Net Assets
Beginning of period	368,090,935	387,120,476	89,256,709	113,999,305

End of period	$402,159,922	$368,090,935	$104,010,522	$89,256,709

Undistributed (overdistributed) net investment income included in net assets	$(3,913,799)	$5,025,428	$472,799	$426,185

See accompanying notes which are an integral part of the financial statements.

60	Statements of Changes in Net Assets

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SSgA Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Voluntary Contribution from Adviser	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Dynamic Small Cap Fund
February 28, 2014*	31.76	0.03	5.41	5.44	—	(0.17)	—
August 31, 2013	24.28	0.17	7.56	7.73	0.01	(0.26)	—
August 31, 2012	20.89	0.25	3.14	3.39	—	—	—
August 31, 2011	15.80	(0.05)	5.14	5.09	—	—	—
August 31, 2010	15.31	(0.02)	0.51	0.49	—	—	—
August 31, 2009	22.14	(0.06)	(6.77)	(6.83)	—	—	—
Clarion Real Estate Fund
February 28, 2014*	12.63	0.18	1.37	1.55	—	(0.14)	—
August 31, 2013	13.11	0.21	(0.46)	(0.25)	—	(0.23)	—
August 31, 2012	11.07	0.21	2.00	2.21	—	(0.17)	—
August 31, 2011	9.49	0.14	1.60	1.74	—	(0.16)	—
August 31, 2010	7.48	0.21	2.06	2.27	—	(0.26)	—
August 31, 2009	14.00	0.28	(5.80)	(5.52)	—	(0.27)	(0.73)
IAM SHARES Fund
February 28, 2014*	12.64	0.12	1.74	1.86	—	(0.13)	—
August 31, 2013	10.84	0.22	1.79	2.01	—	(0.21)	—
August 31, 2012	9.37	0.18	1.46	1.64	—	(0.17)	—
August 31, 2011	8.07	0.15	1.30	1.45	—	(0.15)	—
August 31, 2010	7.88	0.14	0.18	0.32	—	(0.13)	—
August 31, 2009	9.89	0.17	(1.99)	(1.82)	—	(0.19)	—
Enhanced Small Cap Fund
February 28, 2014*	14.44	0.07	2.44	2.51	—	(0.24)	—
August 31, 2013	11.54	0.18	2.84	3.02	—	(0.12)	—
August 31, 2012	10.14	0.11	1.37	1.48	—	(0.08)	—
August 31, 2011	7.95	0.07	2.17	2.24	—	(0.05)	—
August 31, 2010	7.42	0.05	0.54	0.59	—	(0.06)	—
August 31, 2009	10.01	0.06	(2.56)	(2.50)	—	(0.09)	—

*	For the six months ended February 28, 2014 (Unaudited)
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	If the Adviser had not made a one-time voluntary contribution during the period ended August 31, 2013, the total return would have been 31.70% for Dynamic Small Cap Fund.

See accompanying notes which are an integral part of the financial statements.

62	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate(c)

(0.17)	37.03	17.13	24,001	1.25	1.39	0.19	102
(0.26)	31.76	32.20 (e)	23,509	1.25	2.28	0.61	147
—	24.28	16.23	10,007	1.25	3.51	1.10	160
—	20.89	32.22	9,115	1.25	3.38	(0.24)	179
—	15.80	3.20	8,562	1.53	3.36	(0.10)	240
—	15.31	(30.85)	10,906	1.81	2.70	(0.39)	235

(0.14)	14.04	12.36	42,271	1.00	1.45	2.73	16
(0.23)	12.63	(1.94)	39,956	1.00	1.43	1.60	58
(0.17)	13.11	20.22	62,155	1.00	1.32	1.76	21
(0.16)	11.07	18.41	58,135	1.00	1.26	1.29	12
(0.26)	9.49	30.77	59,738	1.00	1.31	2.46	36
(1.00)	7.48	(39.82)	75,511	1.00	1.29	3.88	55

(0.13)	14.37	14.80	229,682	0.38	0.39	1.82	—
(0.21)	12.64	18.80	199,980	0.45	0.45	1.84	—
(0.17)	10.84	17.73	168,189	0.50	0.51	1.74	3
(0.15)	9.37	17.99	152,343	0.48	0.48	1.54	—
(0.13)	8.07	4.01	128,928	0.53	0.53	1.62	2
(0.19)	7.88	(18.15)	123,953	0.54	0.54	2.39	5

(0.24)	16.71	17.37	33,358	0.75	1.15	0.84	35
(0.12)	14.44	26.45	29,321	0.75	1.36	1.35	57
(0.08)	11.54	14.76	27,134	0.75	1.58	1.06	64
(0.05)	10.14	28.19	27,311	0.75	1.44	0.69	57
(0.06)	7.95	8.01	26,130	0.75	1.58	0.62	77
(0.09)	7.42	(24.91)	27,314	0.75	1.48	0.85	101

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	63

SSgA Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Emerging Markets Fund
Institutional Class
February 28, 2014*	18.47	0.05	0.57	0.62	(0.39)	(1.61)	(2.00)
August 31, 2013	18.71	0.37	(0.28)	0.09	(0.33)	—	(0.33)
August 31, 2012	20.81	0.34	(2.14)	(1.80)	(0.30)	—	(0.30)
August 31, 2011	19.20	0.29	1.70	1.99	(0.38)	—	(0.38)
August 31, 2010	16.61	0.17	2.81	2.98	(0.39)	—	(0.39)
August 31, 2009	22.72	0.27	(4.71)	(4.44)	—	(1.67)	(1.67)
Select Class
February 28, 2014*	18.53	0.07	0.57	0.64	(0.44)	(1.61)	(2.05)
August 31, 2013	18.79	0.38	(0.23)	0.15	(0.41)	—	(0.41)
August 31, 2012	20.90	0.36	(2.13)	(1.77)	(0.34)	—	(0.34)
August 31, 2011	19.28	0.31	1.73	2.04	(0.42)	—	(0.42)
August 31, 2010	16.67	0.21	2.82	3.03	(0.42)	—	(0.42)
August 31, 2009	22.75	0.30	(4.71)	(4.41)	—	(1.67)	(1.67)
International Stock Selection Fund
February 28, 2014*	9.90	0.08	1.67	1.75	(0.33)	—	(0.33)
August 31, 2013	8.61	0.23	1.40	1.63	(0.34)	—	(0.34)
August 31, 2012	9.24	0.23	(0.53)	(0.30)	(0.33)	—	(0.33)
August 31, 2011	8.81	0.23	0.46	0.69	(0.26)	—	(0.26)
August 31, 2010	9.24	0.18	(0.33)	(0.15)	(0.28)	—	(0.28)
August 31, 2009	11.79	0.24	(2.57)	(2.33)	(0.22)	—	(0.22)
High Yield Bond Fund
February 28, 2014*	8.40	0.24	0.38	0.62	(0.24)	(0.40)	(0.64)
August 31, 2013	8.36	0.49	0.08	0.57	(0.51)	(0.02)	(0.53)
August 31, 2012	7.90	0.52	0.48	1.00	(0.54)	—	(0.54)
August 31, 2011	7.84	0.58	0.06	0.64	(0.58)	—	(0.58)
August 31, 2010	7.12	0.73	0.74	1.47	(0.75)	—	(0.75)
August 31, 2009	7.60	0.64	(0.48)	0.16	(0.64)	—	(0.64)

*	For the six months ended February 28, 2014 (Unaudited)
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	If the Adviser had not made a contribution during the period ended August 31, 2013, the total return would have been 0.41% and 0.66% for the Institutional Class and Select Class of Emerging Markets Fund, respectively, and would have remained 19.45% for International Stock Selection Fund.

See accompanying notes which are an integral part of the financial statements.

64	Financial Highlights

$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate(c)

17.09	2.60	655,790	1.21	1.21	0.56	31
18.47	0.45 (e)	938,195	1.25	1.26	1.86	56
18.71	(8.63)	1,273,588	1.25	1.28	1.80	74
20.81	10.25	1,451,810	1.25	1.26	1.29	50
19.20	17.98	1,328,720	1.24	1.24	0.87	63
16.61	(16.50)	1,453,575	1.20	1.21	1.99	61

17.12	2.75	176,814	0.99	0.99	0.73	31
18.53	0.69 (e)	197,040	1.03	1.04	1.92	56
18.79	(8.42)	436,595	1.02	1.05	1.90	74
20.90	10.48	715,328	1.02	1.04	1.40	50
19.28	18.24	954,350	1.01	1.02	1.09	63
16.67	(16.33)	1,082,478	0.98	0.99	2.22	61

11.32	17.81	402,160	1.00	1.15	1.46	26
9.90	19.45 (e)	368,091	1.00	1.19	2.41	54
8.61	(3.16)	387,120	1.00	1.21	2.65	90
9.24	7.61	766,126	1.00	1.19	2.27	77
8.81	(1.85)	1,055,967	1.00	1.17	1.95	83
9.24	(19.46)	1,525,020	1.00	1.16	3.04	122

8.38	7.67	104,011	0.73	0.74	5.78	39
8.40	6.85	89,257	0.75	0.79	5.70	112
8.36	13.17	113,999	0.75	0.88	6.30	196
7.90	8.16	78,626	0.75	0.83	7.02	294
7.84	21.46	51,398	0.75	1.01	9.43	294
7.12	3.65	51,856	0.75	1.06	10.20	289

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	65

SSgA Funds

Notes to Financial Statements — February 28, 2014 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 12 investment portfolios that were in operation as of February 28, 2014. These financial statements report on seven funds: the SSgA Dynamic Small Cap Fund, SSgA Clarion Real Estate Fund, SSgA IAM SHARES Fund, SSgA Enhanced Small Cap Fund, SSgA Emerging Markets Fund, SSgA International Stock Selection Fund and SSgA High Yield Bond Fund (each a “Fund” and collectively referred to as the “Funds”), each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Select Class shares of the Emerging Markets Fund, which were first offered on November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares (“Select Intermediaries”). Select Intermediaries are advisers, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, preferred stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service

66	Notes to Financial Statements

SSgA Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable Fund when the Investment Company deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

Notes to Financial Statements	67

SSgA Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the footnotes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended February 28, 2014 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986 (the “Code”), as amended. This requires each Fund to distribute an amount sufficient to avoid any excise tax under Section 4982 of the Code. Therefore, for the period ended February 28, 2014, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2014, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2010 through

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August 31, 2013, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At February 28, 2014, the following Funds had net tax basis capital loss carryforwards, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	8/31/2016	8/31/2017	8/31/2018	8/31/2019	Non-Expiring Short Term	Non-Expiring Long Term	Total

Dynamic Small Cap Fund	$—	$12,950,987	$6,490,926	$—	$—	$—	$19,441,913
Clarion Real Estate Fund	$—	$—	$10,726,973	$—	$—	$—	$10,726,973
IAM SHARES Fund	$2,796,414	$1,248,239	$17,638,415	$413,777	$—	$—	$22,096,845
Enhanced Small Cap Fund	$—	$—	$1,727,264	$—	$—	$—	$1,727,264
Emerging Markets Fund	$—	$—	$—	$—	$—	$—	$—
International Stock Selection Fund	$—	$153,873,846	$428,227,873	$—	$52,700,471	$—	$634,802,190
High Yield Bond Fund	$—	$—	$—	$—	$—	$—	$—

As of February 28, 2014, the Funds’ aggregate cost of investments and the comparison of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dynamic Small Cap Fund	$26,506,340	$3,879,335	$317,724	$3,561,611
Clarion Real Estate Fund	$32,580,160	$15,794,067	$41,206	$15,752,861
IAM SHARES Fund	$146,265,505	$102,923,647	$10,831,286	$92,092,361
Enhanced Small Cap Fund	$25,377,316	$8,725,824	$478,985	$8,246,839
Emerging Markets Fund	$639,855,518	$261,474,487	$37,909,450	$223,565,037
International Stock Selection Fund	$312,872,119	$94,820,775	$4,102,544	$90,718,231
High Yield Bond Fund	$97,801,509	$5,499,655	$315,479	$5,184,176

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

Dynamic Small Cap Fund	Annually
Clarion Real Estate Fund	Monthly
IAM SHARES Fund	Quarterly
Enhanced Small Cap Fund	Annually
Emerging Markets Fund	Annually
International Stock Selection Fund	Annually
High Yield Bond Fund	Monthly

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, REITs, wash sales, partnerships, non-taxable dividends and investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid-in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

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The Emerging Markets Fund offers Institutional Class and Select Class shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of any fund that holds securities denominated in non-U.S. dollars are translated into U.S. dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

These Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (loss) on debt obligations.

Capital Gains Taxes

The Emerging Markets Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. This Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at February 28, 2014. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for the Fund. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statement of Operations for the Fund.

	Deferred Tax Liability	Capital Gains Taxes

Emerging Markets Fund	$956,560	$775,026

High Yield Securities

The High Yield Bond Fund may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Loan Agreements

The High Yield Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. These investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan anticipation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with

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the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may invest in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and credit default swaps. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

The fair values of the Funds’ derivative instruments as shown on the Statements of Assets and Liabilities, categorized by risk exposure for the period ended February 28, 2014 were as follows:

	Dynamic Small Cap Fund	IAM Shares Fund	Enhanced Small Cap Fund	Emerging Markets Fund		International Stock Selection Fund	High Yield Bond Fund
	Equity Contracts	Equity Contracts	Equity Contracts	Equity Contracts	Foreign Currency Contracts*	Equity Contracts	Equity Contracts

Asset Derivatives(1)
Futures Contracts	$398	$111,107	$16,684	$30,058	$—	$114,213	$13,870
Foreign currency-related transactions	—	—	—	—	4,427,009

Liability Derivatives(1)
Futures Contracts	$—	$—	$—	$593,173	$—
Foreign currency-related transactions	—	—	—	—	4,309,633

*	Includes only forward foreign currency-related transactions.
(1)	Portfolio of Investments: Cumulative unrealized appreciation/depreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

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The effects of derivative instruments on the Statements of Operations, for the period ended February 28, 2014 were as follows:

	Dynamic Small Cap Fund	IAM Shares Fund	Enhanced Small Cap Fund	Emerging Markets Fund		International Stock Selection Fund	High Yield Bond Fund
	Equity Contracts	Equity Contracts	Equity Contracts	Equity Contracts	Foreign Currency Contracts*	Equity Contracts	Equity Contracts

Realized Gain (Loss)(2)
Futures Contracts	$(51,980)	$341,240	$42,078	$339,135	$—	$436,059	$—
Foreign currency-related transactions	—	—	—	—	(3,095,694)
Credit Default Swap Contracts						—	6,667

Change in Appreciation (Depreciation)(3)
Futures Contracts	$398	$80,698	$16,684	$(177,521)	$—	$114,213	$—
Foreign currency-related transactions	—	—	—	—	3,519,176
Credit Default Swap Contracts						—	13,870

*	Includes only forward foreign currency-related transactions.
(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts
(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

Derivative balances at February 28, 2014 are representative of derivative use throughout the period.

For the period ended February 28, 2014, the Funds’ quarterly holdings of futures contracts were as follows:

	Number of Futures Contracts Outstanding
Quarter Ended	Dynamic Small Cap Fund	IAM SHARES Fund	Enhanced Small Cap Fund	Emerging Markets Fund	International Stock Selection Fund
November 30, 2013	4	9	11	760	85
February 28, 2014	1	5	3	725	20

For the period ended February 28, 2014, the Funds’ quarterly holdings of swap contracts were as follows:

Credit Default Swap Notional Amounts Outstanding
Quarter Ended	High Yield Bond Fund
November 30, 2013	—
February 28, 2014	3,000,000

For financial reporting purposes, the Fund does not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on the Statement of Assets and Liabilities. The following tables set forth the Fund’s net exposure to derivative assets and liabilities available for offset and net of collateral at February 28, 2014.

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Offsetting of Financial Assets and Derivative Assets
SSgA Emerging Markets Fund — Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities Collateral Received(a)	Net Amount of Derivative Assets
Barclays Bank PLC	1,257,296	0	1,257,296	1,185,234	72,062
BNP Paribas SA	2,608	0	2,608	0	2,608
Citibank N.A.	172,561	0	172,561	172,561	0
Credit Suisse	202,077	0	202,077	87,250	114,827
Deutsche Bank AG	912,642	0	912,642	495,183	417,459
Goldman Sachs & Co.	1,371,170	0	1,371,170	0	1,371,170
JPMorgan Chase Bank NA	234,447	0	234,447	151,689	82,758
Royal Bank of Scotland PLC	44,193	0	44,193	44,193	0
Societe Generale	166,316	0	166,316	166,316	0
Standard Chartered Bank	63,699	0	63,699	7,728	55,971

	$4,427,009	$0	$4,427,009	$2,310,154	$2,116,855

Offsetting of Financial Liabilities and Derivative Liabilities
SSgA Emerging Markets Fund — Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities Collateral Pledged(a)	Net Amount of Derivative Liabilities
Barclays Bank PLC	1,185,234	0	1,185,234	1,185,234	0
Citibank N.A.	793,990	0	793,990	172,561	621,429
Credit Suisse	87,250	0	87,250	87,250	0
Deutsche Bank AG	495,183	0	495,183	495,183	0
JPMorgan Chase Bank NA	151,689	0	151,689	151,689	0
Royal Bank of Scotland PLC	384,789	0	384,789	44,193	340,596
Societe Generale	1,203,770	0	1,203,770	166,316	1,037,454
Standard Chartered Bank	7,728	0	7,728	7,728	0

	$4,309,633	$0	$4,309,633	$2,310,154	$1,999,479

(a)	The actual collateral received and/or pledged may be more than the amount shown.

For financial reporting purposes, the Fund does not offset credit default swap assets or liabilities on the Statement of Assets and Liabilities and is not subject to a Master Netting Agreement. The following tables set forth the Fund’s net exposure to credit default swap assets and liabilities available at February 28, 2014.

Offsetting of Financial Assets and Derivative Assets
SSgA High Yield Bond Fund — Credit Default Swap Contracts
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities Collateral Received(a)	Net Amount of Derivative Assets
Goldman Sachs & Co.	$241,870	$0	$241,870	$131,539	$110,331

Offsetting of Financial Liabilities and Derivative Liabilities
SSgA High Yield Bond Fund — Credit Default Swap Contracts
Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities Collateral Pledged(a)	Net Amount of Derivative Liabilities
Goldman Sachs & Co.	$131,539	$0	$131,539	$131,539	$0

(a)	The actual collateral received and/or pledged may be more than the amount shown.

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Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). Additionally, from time to time these Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statements of Assets and Liabilities. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions.

These Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or, to the extent permitted by the investment objective, restrictions and policies set forth in a Fund’s Prospectus and Statement of Additional Information, to effect investment transactions to generate returns consistent with the Funds’ investment objective and strategies. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

For the period ended February 28, 2014, the following Fund entered into forward foreign currency exchange contracts primarily for the strategy listed below:

Fund	Strategy
SSgA Emerging Markets Fund	Hedging duration

Futures Contracts

A futures contract is an agreement to buy or sell a security, or deliver a cash settlement, in connection with an interest rate, an index, currency or other asset. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used.

Certain Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended February 28, 2014, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
IAM SHARES Fund	Equitize cash and cash equivalents
Enhanced Small Cap Fund	Hedging duration
Emerging Markets Fund	Return enhancement, hedging and exposing cash reserves to markets
International Stock Selection Fund	Exposing cash reserves to markets

Credit Default Swaps

The High Yield Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract,

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the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its upfront or periodic payments previously made and recover nothing should a credit event fail to occur and the swap is held to its termination date. As a seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund. The maximum potential amount the Fund may pay should a negative credit event take place is defined under the terms of the agreement.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended February 28, 2014, the following Fund entered into credit default swaps primarily for the strategy listed below:

Fund	Strategy
High Yield Bond Fund	Market exposure

Participation Notes

The Emerging Markets Fund may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that the Funds’ investment adviser deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Investment in Foreign Securities

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market

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and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Contractual Obligation/Indemnification

Under the Investment Company’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

For the period ended February 28, 2014, purchases and sales of investment securities, excluding U.S. government and agency obligations, short-term investments and derivative contracts aggregated to the following:

	Purchases	Sales
Dynamic Small Cap Fund	$20,547,165	$23,726,807
Clarion Real Estate Fund	6,633,066	8,448,594
IAM SHARES Fund	6,681,306	895,853
Enhanced Small Cap Fund	11,159,213	11,816,339
Emerging Markets Fund	329,951,369	656,655,719
International Stock Selection Fund	99,094,157	129,110,389
High Yield Bond Fund	37,501,233	35,786,688

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company, as the lending agent, in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral. At year end, all such cash collateral was invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund affiliated with the Funds’ investment adviser.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the lending agent and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the lending agent and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

76	Notes to Financial Statements

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Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

As of February 28, 2014, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Clarion Real Estate Fund	$48,546	Pool of U.S. Government Bonds
IAM SHARES Fund	$129,421	Pool of U.S. Government Bonds

The Funds cannot repledge or sell non-cash collateral balances.

4.	Related Party Transactions, Fees and Expenses

Adviser and Affiliates

SSgA Funds Management, Inc. (the “Adviser”) manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Investment Company and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Tuckerman Group, LLC served as the investment sub-adviser (through December 31, 2012) and CBRE Clarion Securities LLC currently serves as the sub-adviser (effective January 1, 2013) for the Clarion Real Estate Fund. The Adviser provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the sub-adviser. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Dynamic Small Cap Fund	0.75
Clarion Real Estate Fund	0.65
IAM SHARES Fund	0.25
Enhanced Small Cap Fund	0.45
Emerging Markets Fund	0.75
International Stock Selection Fund	0.75
High Yield Bond Fund	0.30
The Adviser is contractually obligated until December 31, 2014 to waive its management fee on the Dynamic Small Cap Fund and to reimburse the Fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 1.25% of average daily net assets on an annual basis. The total amount of waivers for the period ended February 28, 2014 was $14,285. There was no reimbursement for the period ended February 28, 2014. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

The Adviser is contractually obligated until December 31, 2014 to waive its management fee on the Clarion Real Estate Fund and to reimburse the Fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 1.00% of average daily net assets on an annual basis. The total amount of waivers for the period ended February 28, 2014 was $91,703. There were no reimbursement for the period ended February 28, 2014. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

The Adviser is contractually obligated until December 31, 2014 to waive its management fee on the IAM SHARES Fund and to reimburse the Fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.65% of average daily net assets on an annual basis. The total amount of waivers for the period ended February 28, 2014 was $2,224. There were no reimbursements for the period ended February 28, 2014. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

The Adviser is contractually obligated until December 31, 2014 to waive its management fee on the Enhanced Small Cap Fund and to reimburse the Fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.75% of average daily net assets on an annual basis. The total amount

Notes to Financial Statements	77

SSgA Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

of waivers for the period ended February 28, 2014 was $63,379. There were no reimbursement for the period ended February 28, 2014. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

The Adviser is contractually obligated until December 31, 2014 to waive its management fee on the Emerging Markets Fund and to reimburse the Fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 1.25% of average daily net assets on an annual basis. The total amount of waivers for the period ended February 28, 2014 was $1,849 for the Institutional Class and $442 for Select Class. There were no reimbursements for the Institutional Class or Select Class for the period ended February 28, 2014. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

The Adviser is contractually obligated until December 31, 2014 to waive its management fee on the International Stock Selection Fund and to reimburse the Fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 1.00% of average daily net assets on an annual basis. The total amount of waivers for the period ended February 28, 2014 was $287,513. There were no reimbursements for the period ended February 28, 2014. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

The Adviser is contractually obligated until December 31, 2014 to waive its management fee on the High Yield Bond Fund and to reimburse the Fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.75% of average daily net assets on an annual basis. The total amount of the waivers for the period ended February 28, 2014 was $4,781. There were no reimbursements for the period ended February 28, 2014. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Adviser has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of February 28, 2014, $14,262,055 of the Central Fund’s net assets represents investments by these Funds.

For the period ended February 28, 2014, the total advisory fees waived pursuant to the voluntary waiver agreement were as follows:

Amount Waived

Dynamic Small Cap Fund	$467
Clarion Real Estate Fund	180
IAM SHARES Fund	2,224
Enhanced Small Cap Fund	402
Emerging Markets Fund	2,291
International Stock Selection Fund	591
High Yield Bond Fund	4,781

Boston Financial Data Services, Inc. (“BFDS”) serves as the Funds’ transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”) provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Agreement dated April 11, 2013. For these services, the Funds pay State Street asset based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation.

78	Notes to Financial Statements

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Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. During the period, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid

Dynamic Small Cap Fund	$—
Clarion Real Estate Fund	—
IAM SHARES Fund	1
Enhanced Small Cap Fund	—
Emerging Markets Fund	80
International Stock Selection Fund	—
High Yield Bond Fund	13

On December 26, 2012 the Adviser agreed to make a voluntary contribution of $43,032 to the Emerging Markets Fund and $1,184 to the International Stock Selection Fund in connection with a portfolio investment matter. As a result of the payment, the performance of each Fund for periods as of and after December 26, 2012, is expected to be impacted by the increase in the Fund’s NAV. If the voluntary payment had not been made, the total return for the period(s) indicated would have been lower.

A one-time voluntary payment was made by the Adviser on August 20, 2013 to the SSgA Dynamic Small Cap Fund. As a result of the payment, the performance of the Fund for periods as of and after August 20, 2013, is expected to be impacted by the increase in the Fund’s NAV. If the voluntary payment had not been made, the total return for the period(s) indicated would have been lower.

Securities Lending

State Street is authorized to act on behalf of the Investment Company as lending agent with respect to the lending of certain securities of the Investment Company held by State Street as custodian, pursuant to an amended and restated securities lending authorization agreement dated September 28, 2010. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated at 85% payment to the fund, and 15% payable to State Street (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement).

For the period September 1, 2013 through February 28, 2014, State Street earned securities lending agent fees as follows:

Agent Fees Earned

Dynamic Small Cap Fund	$1,085
Clarion Real Estate Fund	814
IAM SHARES Fund	2,178
Enhanced Small Cap Fund	—
Emerging Markets Fund	17,410
International Stock Selection Fund	7,752
High Yield Bond Fund	—

Transactions with Affiliates

Each Fund may invest in the SSgA Prime Money Market Fund, a series of the Investment Company. All income distributions earned by the Funds from affiliated money market funds are recorded as dividends from affiliated money market funds on the Statements of Operations. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in the SSgA Prime Money Market Fund and/or State Street Navigator Securities Lending Prime Portfolio at February 28, 2014 and for the period then ended are:

SSgA Prime Money Market Fund	Value at 8/31/2013	Purchased Cost	Purchased Shares	Sold Cost	Sold Shares	Value at 2/28/14	Income

Dynamic Small Cap Fund	$72,340	$6,266,625	6,266,625	$6,007,678	6,007,678	$331,287	$57
Clarion Real Estate Fund	201,242	3,806,529	3,806,529	3,717,693	3,717,693	290,078	27
IAM SHARES Fund	4,615,850	4,186,136	4,186,136	7,273,203	7,273,203	1,528,783	412
Enhanced Small Cap Fund	66,713	3,226,041	3,226,041	3,057,398	3,057,398	235,356	79
Emerging Markets Fund	4,394,439	86,055,210	86,055,210	90,449,549	90,449,549	100	472
International Stock Selection Fund	1,033,154	16,382,092	16,382,092	16,932,712	16,932,712	482,534	44
High Yield Bond Fund	495,506	61,832,087	61,832,087	50,933,676	50,933,676	11,393,917	856

Notes to Financial Statements	79

SSgA Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

State Street Navigator Securities Lending Prime Portfolio	Value at 8/31/2013	Purchased Cost	Purchased Shares	Sold Cost	Sold Shares	Value at 2/28/2014	Income

Dynamic Small Cap Fund	$5,985,490	$10,330,353	10,330,353	$10,146,904	10,146,904	$6,168,939	$6,276
Clarion Real Estate Fund	2,616,284	47,669,270	47,669,270	44,310,688	44,310,688	5,974,866	4,611
IAM SHARES Fund	6,293,286	43,757,346	43,757,346	40,979,431	40,979,431	9,071,201	12,240
Emerging Markets Fund	67,817,030	91,125,764	91,125,764	126,650,758	126,650,758	32,292,036	98,654
International Stock Selection Fund	9,152,529	64,975,128	64,975,128	68,390,065	68,390,065	5,737,592	58,441

Administrator

State Street (the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2013 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Investment Company: $0 to $10 billion — 0.0175%; next $10 billion — 0.0125%; next $10 billion — 0.0075% and 0.0050% thereafter.

In addition, the Investment Company pays additional fees to the Administrator for certain services and reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor” or “SSGM”) promotes and offers shares of the Investment Company pursuant to an Amended and Restated Distribution Agreement dated April 11, 2012. The Distributor may enter into agreements with other related and non-related parties which act as agents to offer and sell shares of the Funds. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation.

The Investment Company has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Institutional Class

Each Fund has a shareholder servicing agreement with State Street and the following entities related to State Street: SSGM, Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street and a maximum of 0.175% to each of the affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 28, 2014, each Institutional Class paid the following shareholder servicing expenses to the Agents:

	State Street	SSGM

Dynamic Small Cap Fund	$342	$186
Clarion Real Estate Fund	380	73
IAM SHARES Fund	26,617	3
Enhanced Small Cap Fund	10	1
Emerging Markets Fund	13,229	2,347
International Stock Selection Fund	4,299	36
High Yield Bond Fund	1,820	110

The Fund(s) did not incur any expenses from Fiduciary Investors Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily

80	Notes to Financial Statements

SSgA Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuation. As of February 28, 2014, the Funds had no carryover expenses.

Select Class

The Investment Company has entered into a distribution plan with respect to the Select Class pursuant to Rule 12b-1 (the “Select Plan”) under the 1940 Act. The Select Plan provides that the Select Class pay a service fee for the performance of certain administrative functions in connection with purchases and redemptions of shares of the Select Class and related services provided to Select Class shareholders by the Distributor. Payments to State Street for shareholder and administrative services are not permitted by the Select Plan to exceed 0.025% of each Fund’s average net asset value per year. Any payments that are required to be made to State Street that cannot be made because of the limitations contained in the Select Plan may be carried forward and paid in the following two fiscal years so long as the Select Plan is in effect. There were no carryover expenses as of February 28, 2014.

Under the Select Plan, the Emerging Markets Fund has entered into a distribution agreement with the Distributor. For these services, Select Class pays the Distributor 0.025% of the daily net asset value. For the period ended February 28, 2014, Emerging Markets Select Class paid $27,897 to Global Markets.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2014 were as follows:

	Dynamic Small Cap Fund	Clarion Real Estate Fund	IAM SHARES Fund	Enhanced Small Cap Fund	Emerging Markets Fund	International Stock Selection Fund	High Yield Bond Fund

Advisory fees	$26,430	$42,872	$90,778	$24,092	$1,162,268	$483,106	$59,906
Administration fees	—	—	1,310	—	9,211	3,220	68
Custodian fees	4,755	12,354	6,749	10,734	379,974	26,849	8,205
Distribution fees	5,476	15,516	—	8,057	—	—	29,910
Shareholder servicing fees	1,289	5,564	1,871	1,484	3,654	23,767	25,527
Transfer agent fees	—	4,785	—	—	90,604	—	897
Trustees’ fees	2,979	3,372	3,806	3,135	10,680	5,308	4,174

	$40,929	$84,463	$104,514	$47,502	$1,656,391	$542,250	$128,687

5.	Fund Share Transactions

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
Dynamic Small Cap Fund	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	203,279	$7,220,647	381,077	$11,794,409
Proceeds from reinvestment of distributions	2,459	87,197	4,147	101,363
Payments for shares redeemed	(297,719)	(10,051,655)	(57,127)	(1,668,608)

Total net increase (decrease)	(91,981)	$(2,743,811)	328,097	$10,227,164

Clarion Real Estate Fund
Proceeds from shares sold	162,494	$2,156,925	475,045	$6,333,423
Proceeds from reinvestment of distributions	32,941	423,689	68,641	901,156
Payments for shares redeemed	(349,003)	(4,625,384)	(2,118,918)	(27,556,077)

Total net increase (decrease)	(153,568)	$(2,044,770)	(1,575,232)	$(20,321,498)

Notes to Financial Statements	81

SSgA Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
IAM SHARES Fund	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	28,634	$394,762	69,306	$825,598
Proceeds from reinvestment of distributions	154,904	2,083,660	292,149	3,332,502
Payments for shares redeemed	(22,462)	(304,152)	(49,455)	(576,752)

Total net increase (decrease)	161,076	$2,174,270	312,000	$3,581,348

Enhanced Small Cap Fund
Proceeds from shares sold	118,755	$1,867,164	346,831	$4,548,861
Proceeds from reinvestment of distributions	30,349	481,569	24,582	283,672
Payments for shares redeemed	(182,935)	(2,925,833)	(693,058)	(9,104,656)

Total net increase (decrease)	(33,831)	$(577,100)	(321,645)	$(4,272,123)

Emerging Markets Fund
Institutional Class
Proceeds from shares sold	6,159,736	$113,390,447	15,103,762	$297,991,912
Proceeds from reinvestment of distributions	4,979,765	91,869,553	1,109,563	21,338,902
Payments for shares redeemed	(23,553,538)	(426,608,633)	(33,504,017)	(657,702,252)

Total net increase (decrease)	(12,414,037)	(221,348,633)	(17,290,692)	(338,371,438)

Select Class
Proceeds from shares sold	3,718,618	75,055,187	821,369	16,663,954
Proceeds from reinvestment of distributions	932,620	17,216,969	218,027	4,215,053
Payments for shares redeemed	(4,957,016)	(86,891,714)	(13,638,000)	(271,504,287)

Total net increase (decrease)	(305,778)	5,380,442	(12,598,604)	(250,625,280)

Total net increase (decrease)	(12,719,815)	$(215,968,191)	(29,889,296)	$(588,996,718)

International Stock Selection Fund
Proceeds from shares sold	1,252,927	$13,619,750	3,864,898	$36,947,571
Proceeds from reinvestment of distributions	1,074,516	11,634,218	1,636,372	14,373,424
Payments for shares redeemed	(3,983,430)	(43,069,766)	(13,274,260)	(124,953,322)

Total net increase (decrease)	(1,655,987)	$(17,815,798)	(7,772,990)	$(73,632,327)

High Yield Bond Fund
Proceeds from shares sold	6,818,175	$56,988,952	12,331,867	$105,388,139
Proceeds from reinvestment of distributions	910,808	7,501,163	857,178	7,315,934
Payments for shares redeemed	(5,951,010)	(49,311,107)	(16,193,785)	(138,790,512)

Total net increase (decrease)	1,777,973	$15,179,008	(3,004,740)	$(26,086,439)

Beneficial Interest

As of February 28, 2014, one shareholder owned 98% of the issued and outstanding shares of the SSgA IAM SHARES Fund.

6.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility (the “Interfund Lending Program”). Funds of the Investment Company may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the Interfund Lending Program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the Interfund Lending Program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result

82	Notes to Financial Statements

SSgA Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

in additional borrowing costs. For the period ended February 28, 2014, the Funds did not utilize the Interfund Lending Program.

7.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

8.	Contingency Note

On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company (“Tribune”). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the “LBO”) and sold their shares for $34 per share in cash, including the SSgA IAM SHARES Fund. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the “Lawsuits”). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. On September 23, 2013, the United States District Court dismissed one of the Lawsuits. On September 30, 2013 the plaintiffs appealed that dismissal. The Lawsuits seek to recover, for the benefit of Tribune’s bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune’s payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code’s and various states’ fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers. The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value.

Notes to Financial Statements	83

SSgA Funds

Shareholder Requests for Additional Information — February 28, 2014 (Unaudited)

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling (800) 647-7327 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at ww.sec.gov, and on the Funds’ website at www.sssgafunds.com.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

Shareholder Meeting Results

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 19, 2013 which was adjourned to January 24, 2014, February 19, 2014 and February 27, 2014 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the following tables.

All Funds

Proposal 1: To elect the following as Trustees of the Trust:

Proposed Trustee	Shares For	Shares Withheld
William L. Marshall	3,351,745,505.531	13,295,966.598
Patrick J. Riley	3,351,745,505.531	13,295,966.598
Richard D. Shirk	3,351,745,505.531	13,295,966.598
Bruce D. Taber	3,351,745,505.531	13,295,966.598
Scott F. Powers	3,351,745,505.531	13,295,966.598
Michael F. Holland	3,351,745,505.531	13,295,966.598
William L. Boyan	3,353,977,764.711	11,063,707.418
Rina K. Spence	3,363,342,520.701	1,698,951.428
Douglas T. Williams	3,351,745,505.531	13,295,966.598
James E. Ross	3,351,745,505.531	13,295,966.598

Proposal 2: To approve an Amended and Restated Master Trust:

For	Against	Abstentions	Broker Non-Votes
9,645,533,122.253	2,813,141,956.770	432,463,627.123	640,754,307.649

SSgA Dynamic Small Cap Fund:

Proposal 2: To approve an Amended and Restated Master Trust:

For	Against	Abstentions	Broker Non-Votes
293,046.328	10,955.237	3,064.466	92,838.987

Proposal 3 — To approve an Amended and Restated Rule 12b-1 Plan:

For	Against	Abstentions	Broker Non-Votes
292,682.219	11,136.198	3,247.614	92,838.987

Proposal 4.A-4.F: To approve an amendment to the Fund’s fundamental investment restrictions with respect to:

Proposal 4.A — Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
297,374.515	7,178.021	2,513.495	92,838.987

84	Shareholder Requests for Additional Information

SSgA Funds

Shareholder Requests for Additional Information — February 28, 2014 (Unaudited)

Proposal 4.B — Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
297,396.183	7,171.353	2,498.495	92,838.987

Proposal 4.C — Making loans:

For	Against	Abstentions	Broker Non-Votes
296,855.396	7,080.183	3,130.452	92,838.987

Proposal 4.D — Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
297,792.183	6,775.353	2,498.495	92,838.987

Proposal 4.E — Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
297,183.367	6,988.169	2,894.495	92,838.987

Proposal 4.F — Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
296,764.226	7,260.339	3,041.466	92,838.987

Proposal 4.G-4.J: To approve the elimination of the Fund’s fundamental investment restrictions with respect to:

Proposal 4.G — Pledging, mortgaging or hypothecating fund assets:

For	Against	Abstentions	Broker Non-Votes
297,151.374	7,416.162	2,498.495	92,838.987

Proposal 4.H — Purchasing or selling puts, calls or investing in straddles, spreads or any combination thereof:

For	Against	Abstentions	Broker Non-Votes
297,151.374	7,269.191	2,645.466	92,838.987

Proposal 4.I — Making short sales or purchasing securities on margin:

For	Against	Abstentions	Broker Non-Votes
297,227.544	6,797.021	3,041.466	92,838.987

Proposal 4.J — Diversification of investments:

For	Against	Abstentions	Broker Non-Votes
298,255.501	6,312.035	2,498.495	92,838.987

SSgA Clarion Real Estate Fund:

Proposal 2: To approve an Amended and Restated Master Trust:

For	Against	Abstentions	Broker Non-Votes
1,527,835.009	82,802.893	58,160.960	625,353.175

Proposal 3 — To approve an Amended and Restated Rule 12b-1 Plan:

The shareholder meeting, as it relates to Proposal 3, was adjourned until May 16, 2014.

Shareholder Requests for Additional Information	85

SSgA Funds

Shareholder Requests for Additional Information — February 28, 2014 (Unaudited)

Proposal 4.A-4.F and 4.G-4.I: To approve an amendment to the Fund’s fundamental investment restrictions”

The shareholder meeting, as it relates to Proposal 4.A-4.F and 4.G -4.I, was adjourned until May 16, 2014

SSgA IAM Shares Fund:

Proposal 2: To approve an Amended and Restated Master Trust:

For	Against	Abstentions	Broker Non-Votes
15,635,710.676	917.565	0	18,315.254

Proposal 3 — To approve an Amended and Restated Rule 12b-1 Plan:

For	Against	Abstentions	Broker Non-Votes
15,635,710.676	917.565	0	18,315.254

Proposal 4.A-4.F: To approve an amendment to the Fund’s fundamental investment restrictions with respect to:

Proposal 4.A — Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
15,635,710.676	917.565	0.000	18,315.254

Proposal 4.B — Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
15,635,526.011	1,102.230	0	18,315.254

Proposal 4.C — Making loans:

For	Against	Abstentions	Broker Non-Votes
15,635,526.011	1,102.230	0	18,315.254

Proposal 4.D — Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
15,635,526.011	1,102.230	0	18,315.254

Proposal 4.E — Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
15,635,526.011	1,102.230	0	18,315.254

Proposal 4.F — Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
15,635,526.011	1,102.230	0	18,315.254

Proposal 4.G-4.J: To approve the elimination of the Fund’s fundamental investment restrictions with respect to:

Proposal 4.G — Pledging, mortgaging or hypothecating fund assets:

For	Against	Abstentions	Broker Non-Votes
15,635,914.011	714.230	0	18,315.254

Proposal 4.H — Purchasing or selling puts, calls or investing in straddles, spreads or any combination thereof:

For	Against	Abstentions	Broker Non-Votes
15,635,914.011	714.230	0	18,315.254

86	Shareholder Requests for Additional Information

SSgA Funds

Shareholder Requests for Additional Information — February 28, 2014 (Unaudited)

Proposal 4.I — Making short sales or purchasing securities on margin:

For	Against	Abstentions	Broker Non-Votes
15,634,765.161	1,863.080	0	18,315.254

Proposal 4.J — Diversification of investments:

For	Against	Abstentions	Broker Non-Votes
15,636,098.676	529.565	0	18,315.254

SSgA Enhanced Small Cap Fund:

Proposal 2: To approve an Amended and Restated Master Trust:

For	Against	Abstentions	Broker Non-Votes
1,787,974.498	699.532	190.000	81,506.048

Proposal 3 — To approve an Amended and Restated Rule 12b-1 Plan:

For	Against	Abstentions	Broker Non-Votes
1,787,744.456	929.574	190.000	81,506.048

Proposal 4.A-4.F: To approve an amendment to the Fund’s fundamental investment restrictions with respect to:

Proposal 4.A — Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
1,788,086.194	587.836	190.000	81,506.048

Proposal 4.B — Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
1,788,315.456	175.836	372.738	81,506.048

Proposal 4.C — Making loans:

For	Against	Abstentions	Broker Non-Votes
1,788,315.456	358.574	190.000	81,506.048

Proposal 4.D — Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
1,786,997.534	1,493.758	372.738	81,506.048

Proposal 4.E — Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
1,787,180.272	1,493.758	190.000	81,506.048

Proposal 4.F — Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
1,788,323.194	350.836	190.000	81,506.048

SSgA Emerging Markets Fund:

Proposal 2: To approve an Amended and Restated Master Trust:

For	Against	Abstentions	Broker Non-Votes
21,390,654.485	2,536,319.159	308,257.588	14,724,471.029

Shareholder Requests for Additional Information	87

SSgA Funds

Shareholder Requests for Additional Information — February 28, 2014 (Unaudited)

Proposal 3 — To approve an Amended and Restated Rule 12b-1 Plan:

The shareholder meeting, as it relates to Proposal 3, was adjourned until May 16, 2014.

Proposal 4.A-4.M: To approve an amendment to the Fund’s fundamental investment restrictions”

The shareholder meeting, as it relates to Proposal 4.A-4.M, was adjourned until May 16, 2014.

Proposal 5 — To make the fundamental investment objective of the Fund non-fundamental:

For	Against	Abstentions	Broker Non-Votes
12,578,488.521	11,261,669.129	394,661.070	14,724,883.541

SSgA International Stock Selection Fund:

Proposal 2: To approve an Amended and Restated Master Trust:

For	Against	Abstentions	Broker Non-Votes
14,186,919.438	319,137.812	165,487.825	4,401,164.308

Proposal 3 — To approve an Amended and Restated Rule 12b-1 Plan:

For	Against	Abstentions	Broker Non-Votes
14,142,702.170	356,865.967	171,976.938	4,401,164.308

Proposal 4.A-4.F: To approve an amendment to the Fund’s fundamental investment restrictions with respect to:

Proposal 4.A — Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
14,176,033.859	332,540.698	162,970.518	4,401,164.308

Proposal 4.B — Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
14,130,388.227	374,812.901	166,343.947	4,401,164.308

Proposal 4.C — Making loans:

For	Against	Abstentions	Broker Non-Votes
14,145,589.349	356,179.625	169,776.101	4,401,164.308

Proposal 4.D — Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
14,165,360.314	346,351.888	159,832.873	4,401,164.308

Proposal 4.E — Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
14,188,371.703	317,169.640	166,003.732	4,401,164.308

Proposal 4.F — Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
14,152,468.867	348,007.129	171,069.079	4,401,164.308

Proposal 4.G-4.M: To approve the elimination of the Fund’s fundamental investment restrictions with respect to:

Proposal 4.G — Pledging, mortgaging or hypothecating fund assets:

For	Against	Abstentions	Broker Non-Votes
14,095,757.329	382,498.473	193,289.273	4,401,164.308

88	Shareholder Requests for Additional Information

SSgA Funds

Shareholder Requests for Additional Information — February 28, 2014 (Unaudited)

Proposal 4.H — Purchasing or selling puts, calls or investing in straddles, spreads or any combination thereof:

For	Against	Abstentions	Broker Non-Votes
14,107,757.016	380,524.652	183,263.407	4,401,164.308

Proposal 4.I — Making short sales or purchasing securities on margin:

For	Against	Abstentions	Broker Non-Votes
14,101,645.712	392,735.628	177,163.735	4,401,164.308

Proposal 4.J — Diversification of investments:

For	Against	Abstentions	Broker Non-Votes
14,215,804.355	292,437.197	163,303.523	4,401,164.308

Proposal 4.M — Investments for control:

For	Against	Abstentions	Broker Non-Votes
14,146,482.074	322,781.420	202,281.581	4,401,164.308

SSgA High Yield Bond Fund:

Proposal 2: To approve an Amended and Restated Master Trust:

For	Against	Abstentions	Broker Non-Votes
5,170,342.963	158,023.068	109,319.231	2,117,438.280

Proposal 3 — To approve an Amended and Restated Rule 12b-1 Plan:

For	Against	Abstentions	Broker Non-Votes
5,088,794.094	237,755.796	111,135.372	2,117,438.280

Proposal 4.A-4.F: To approve an amendment to the Fund’s fundamental investment restrictions with respect to:

Proposal 4.A — Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
5,157,885.023	196,869.891	82,930.348	2,117,438.280

Proposal 4.B — Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
5,150,378.435	209,552.338	77,754.489	2,117,438.280

Proposal 4.C — Making loans:

For	Against	Abstentions	Broker Non-Votes
5,105,373.623	260,401.754	71,909.885	2,117,438.280

Proposal 4.D — Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
5,117,258.042	224,864.843	95,562.377	2,117,438.280

Proposal 4.E — Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
5,124,027.513	223,439.372	90,218.377	2,117,438.280

Proposal 4.F — Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
5,069,200.924	263,148.331	105,336.007	2,117,438.280

Shareholder Requests for Additional Information	89

SSgA Funds

Shareholder Requests for Additional Information — February 28, 2014 (Unaudited)

Proposal 4.G-4.Q: To approve the elimination of the Fund’s fundamental investment restrictions with respect to:

Proposal 4.G — Pledging, mortgaging or hypothecating fund assets:

For	Against	Abstentions	Broker Non-Votes
5,104,732.967	240,005.056	92,947.329	2,117,438.280

Proposal 4.J — Diversification of investments:

For	Against	Abstentions	Broker Non-Votes
5,198.914.375	156,822.997	81,947.890	2,117,438.280

Proposal 4.M — Investments for control:

For	Against	Abstentions	Broker Non-Votes
5,115,225.381	232,350.491	90,109.390	2,117,438.280

Proposal 4.Q — Certain interested transactions:

For	Against	Abstentions	Broker Non-Votes
5,141,458.944	172,113.074	124,113.244	2,117,438.280

90	Shareholder Requests for Additional Information

SSgA Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Officers

Ellen M. Needham, President, Chief Executive Officer and Principal Executive Officer

Laura F. Dell, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President

Brian Harris, Chief Compliance Officer

David James, Secretary and Chief Legal Officer

Kristin M. Schantz, Assistant Secretary

Chad C. Hallett, Assistant Treasurer

Caroline Connolly, Assistant Treasurer

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center,

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Legal Counsel (Effective May 1, 2014)

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as administrator, custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

Fund Management and Service Providers	91

IBG-11413	SSGACOMBFDSAR

MONEY MARKET FUNDS

Money Market Fund

U.S. Government Money Market Fund

Semiannual Report

February 28, 2014

SSgA Funds

Money Market Funds

Semiannual Report

February 28, 2014 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSgA

Money Market Fund

Shareholder Expense Example — February 28, 2014 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2013 to February 28, 2014.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2013	$1,000.00	$1,000.00
Ending Account Value February 28, 2014	$1,000.10	$1,023.86
Expenses Paid During Period*	$0.94	$0.95

*	Expenses are equal to the Fund’s annualized expense ratio of 0.19% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Money Market Fund	3

This page has been intentionally left blank.

SSgA

Money Market Fund

Schedule of Investments — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Asset Backed Commercial Paper - 5.1%
Kells Funding LLC (a)	50,000,000	0.230	03/03/14	49,999,361
Kells Funding LLC (a)	25,000,000	0.230	03/05/14	24,999,361
Kells Funding LLC (a)	10,000,000	0.230	03/05/14	9,999,745
Kells Funding LLC (a)	50,000,000	0.210	04/01/14	49,990,958
Kells Funding LLC (a)	50,000,000	0.230	04/23/14	49,983,070

Total Asset Backed Commercial Paper (amortized cost $184,972,495)				184,972,495

Certificates of Deposit - 46.2%
Bank of Montreal (next reset date 03/18/14) (b)	40,000,000	0.255	08/15/14	40,000,000
Bank of Nova Scotia (next reset date 03/07/14) (b)	55,000,000	0.248	08/04/14	55,000,000
Bank of Tokyo - Mitsubishi	25,000,000	0.210	05/15/14	25,000,000
Bank of Tokyo - Mitsubishi	100,000,000	0.210	06/27/14	100,000,000
Barclays Bank (next reset date 03/10/14) (b)	100,000,000	0.377	09/09/14	100,000,000
Barclays Bank (next reset date 03/10/14) (b)	55,000,000	0.377	10/03/14	55,000,000
BNP Paribas	50,000,000	0.280	04/08/14	50,000,000
Credit Suisse	25,000,000	0.250	06/13/14	25,000,000
Credit Suisse	75,000,000	0.230	06/26/14	75,000,000
Credit Suisse	45,000,000	0.250	06/27/14	45,000,000
Deutsche Bank AG	50,000,000	0.270	03/31/14	50,000,000
Deutsche Bank AG	75,000,000	0.240	04/30/14	75,000,000
Deutsche Bank AG	50,000,000	0.250	05/30/14	50,000,000
DnB Bank ASA	25,000,000	0.190	05/06/14	25,000,000
ING Bank NV	50,000,000	0.240	04/01/14	50,000,000
Nordea Bank AB	50,000,000	0.220	03/24/14	50,000,000
Rabobank Nederland NV	60,000,000	0.302	03/06/14	60,000,000
Rabobank Nederland NV (next reset date 03/03/14) (b)	50,000,000	0.249	06/02/14	50,000,000
Rabobank Nederland NV (next reset date 04/07/14) (b)	50,000,000	0.250	07/07/14	50,000,000
Royal Bank of Canada (next reset date 03/10/14) (b)	31,000,000	0.277	04/09/14	31,000,000
Royal Bank of Canada (next reset date 03/17/14) (b)	18,000,000	0.275	04/16/14	18,000,000
Skandinaviska Enskilda Banken AB (next reset date 03/03/14) (b)	61,000,000	0.259	10/03/14	61,000,000
Standard Chartered Bank	50,000,000	0.190	05/09/14	50,000,000
Sumitomo Mitsui Banking Corp.	50,000,000	0.220	04/25/14	50,000,000
Sumitomo Mitsui Banking Corp.	25,000,000	0.220	04/28/14	25,000,000
Svenska Handelsbanken AB	6,000,000	0.175	03/05/14	6,000,003
Svenska Handelsbanken AB	75,000,000	0.175	03/12/14	75,000,114
Svenska Handelsbanken AB	18,000,000	0.190	04/04/14	18,000,082
Swedbank AB (next reset date 03/06/14) (b)	48,000,000	0.258	08/06/14	48,000,000
UBS AG	50,000,000	0.260	05/05/14	50,000,000
UBS AG	58,000,000	0.260	05/16/14	58,000,000
UBS AG	55,000,000	0.220	07/31/14	55,000,000
Wells Fargo Bank NA	100,000,000	0.160	03/04/14	100,000,000
Westpac Banking Corp. (next reset date 03/17/14) (b)	10,000,000	0.225	01/16/15	10,000,000

Total Certificates of Deposit (amortized cost $1,685,000,199)				1,685,000,199

Financial Company Commercial Paper - 15.3%
BNP Paribas	50,000,000	0.253	03/10/14	49,996,875
Caisse des Depots et Consignations (a)	50,000,000	0.180	05/29/14	49,977,750
Caisse des Depots et Consignations (a)	50,000,000	0.180	05/30/14	49,977,500

Money Market Fund	5

SSgA

Money Market Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Collateralized Commercial Paper Co. LLC	40,000,000	0.244	06/05/14	39,974,400
Commonwealth Bank of Australia (next reset date 04/11/14) (a)(b)	49,000,000	0.272	07/03/14	49,000,000
DnB Bank ASA (a)	50,000,000	0.203	03/17/14	49,995,556
DnB Bank ASA (a)	50,000,000	0.193	03/18/14	49,995,514
DnB Bank ASA (a)	25,000,000	0.193	05/16/14	24,989,972
General Electric Capital Corp.	15,000,000	0.203	03/21/14	14,998,333
General Electric Capital Corp.	15,000,000	0.223	04/14/14	14,995,967
Nordea Bank AB (a)	36,000,000	0.208	03/18/14	35,996,515
Nordea Bank AB (a)	50,000,000	0.203	03/20/14	49,994,722
Nordea Bank AB (a)	18,000,000	0.233	04/17/14	17,994,595
Sumitomo Mitsui Banking Corp. (a)	40,000,000	0.220	05/29/14	39,978,244
Westpac Banking Corp. (next reset date 03/13/14) (a)(b)	20,000,000	0.224	01/13/15	20,000,000

Total Financial Company Commercial Paper (amortized cost $557,865,943)				557,865,943

Other Notes - 15.0%
Bank of America NA	75,000,000	0.210	05/15/14	75,000,000
Credit Agricole Corporate & Investment Bank SA	160,000,000	0.100	03/03/14	160,000,000
JPMorgan Chase Bank NA (next reset date 03/07/14) (b)	44,500,000	0.322	03/06/15	44,500,000
JPMorgan Chase Bank NA (next reset date 04/22/14) (b)	30,000,000	0.317	03/20/15	30,000,000
Natixis	129,000,000	0.090	03/03/14	129,000,000
Royal Bank of Canada (next reset date 04/07/14) (a)(b)	25,000,000	0.290	03/06/15	25,000,000
Svenska Handelsbanken AB (next reset date 03/27/14) (a)(b)	25,000,000	0.285	08/27/14	25,000,000
Wells Fargo Bank NA (next reset date 03/10/14) (b)	25,000,000	0.291	03/10/15	25,000,000
Wells Fargo Bank NA (next reset date 03/20/14) (b)	33,000,000	0.324	03/20/15	33,000,000

Total Other Notes (amortized cost $546,500,000)				546,500,000

Total Investments - 81.6% (amortized cost $2,974,338,637)				2,974,338,637

Repurchase Agreements - 18.4%

Government Agency Repurchase Agreements - 4.1%
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $74,000,000 dated February 28, 2014 at 0.060% to be repurchased at $74,000,370 on March 3, 2014, collateralized by: $115,003,750 par various United States Government Mortgage Agency Obligations valued at $75,480,000.				74,000,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $76,000,000 dated February 28, 2014 at 0.060% to be repurchased at $76,000,380 on March 3, 2014, collateralized by: $142,572,490 par various United States Government Mortgage Agency Obligations valued at $77,520,000.				76,000,000

Total Government Agency Repurchase Agreements (identified cost $150,000,000)				150,000,000

6	Money Market Fund

SSgA

Money Market Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Treasury Repurchase Agreements - 13.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated February 28, 2014 at 0.060% to be repurchased at $100,000,500 on March 3, 2014, collateralized by: $101,627,800 par various United States Government Treasury Obligations valued at $102,000,006.				100,000,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $49,000,000 dated February 28, 2014 at 0.050% to be repurchased at $49,000,204 on March 3, 2014, collateralized by: $39,138,100 par various United States Government Treasury Obligations valued at $49,980,016.				49,000,000
Agreement with Federal Reserve Bank and The Bank of New York Mellon Corp. (Tri-Party) of $175,000,000 dated February 28, 2014 at 0.050% to be repurchased at $175,000,729 on March 3, 2014, collateralized by: $156,066,800 par various United States Government Treasury Obligations valued at $175,000,768.				175,000,000
Agreement with RBC Capital Markets and The Bank of New York Mellon Corp. (Tri Party) of $100,000,000 dated February 28, 2014 at 0.060% to be repurchased at $100,000,500 on March 3, 2014, collateralized by: $102,387,200 par various United States Government Treasury Obligations valued at $102,000,052.				100,000,000
Agreement with UBS Securities, LLC. and The Bank of New York Mellon Corp. (Tri-Party) of $81,000,000 dated February 28, 2014 at 0.050% to be repurchased at $81,000,338 on March 3, 2014, collateralized by: $70,559,400 par various United States Government Treasury Obligations valued at $82,620,046.				81,000,000

Total Treasury Repurchase Agreements (identified cost $505,000,000)				505,000,000

Other Repurchase Agreements - 0.4%
Agreement with JPM Chase and JP Morgan Chase & Co. (Tri-Party) of $15,000,000 dated February 28, 2014 at 0.355% to be repurchased at $15,002,071 on March 14, 2014, collateralized by: $15,197,734 par various Corporate Bonds valued at $16,203,978. (cost $15,000,000)				15,000,000

Total Repurchase Agreements (identified cost $670,000,000)				670,000,000

Total Investments and Repurchase Agreements - 100.0% (c) (cost $3,644,338,637) (d)				3,644,338,637

Other Assets and Liabilities, Net - 0.0% (e)				(638,078)

Net Assets - 100.0%				3,643,700,559

See accompanying notes which are an integral part of the financial statements.

Money Market Fund	7

SSgA

Money Market Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(d)	The identified cost for Federal income tax purposes.
(e)	Less than 0.05% of net assets.

Presentation of Portfolio Holdings — February 28, 2014 (Unaudited)

Categories	% of Net Assets

Asset Backed Commercial Paper	5.1
Certificates of Deposit	46.2
Financial Company Commercial Paper	15.3
Other Notes	15.0
Repurchase Agreements	18.4

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the financial statements.

8	Money Market Fund

SSgA

U.S. Government Money Market Fund

Shareholder Expense Example — February 28, 2014 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2013 to February 28, 2014.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
September 1, 2013	$1,000.00	$1,000.00
Ending Account Value
February 28, 2014	$1,000.00	$1,024.45
Expenses Paid During Period*	$0.35	$0.35

*	Expenses are equal to the Fund’s annualized expense ratio of 0.07% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

U.S. Government Money Market Fund	9

SSgA

U.S. Government Money Market Fund

Schedule of Investments — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Government Agency Debt - 57.3%
Federal Farm Credit Bank	15,000,000	0.100	08/22/14	14,992,750
Federal Home Loan Bank	33,000,000	0.080	03/05/14	32,999,707
Federal Home Loan Bank	26,000,000	0.085	03/05/14	25,999,755
Federal Home Loan Bank	20,000,000	0.100	03/19/14	19,999,000
Federal Home Loan Bank	35,000,000	0.070	03/21/14	34,998,639
Federal Home Loan Bank	25,000,000	0.100	03/21/14	24,998,611
Federal Home Loan Bank	39,000,000	0.070	03/26/14	38,998,104
Federal Home Loan Bank	87,000,000	0.072	03/26/14	86,995,650
Federal Home Loan Bank	37,000,000	0.100	03/28/14	36,997,225
Federal Home Loan Bank (next reset date 03/03/14) (a)	71,000,000	0.109	04/01/14	71,000,000
Federal Home Loan Bank	27,000,000	0.090	04/02/14	26,997,840
Federal Home Loan Bank	32,000,000	0.090	04/04/14	31,997,280
Federal Home Loan Bank	26,000,000	0.090	05/01/14	25,998,871
Federal Home Loan Bank	30,000,000	0.110	05/09/14	29,993,675
Federal Home Loan Bank	5,000,000	0.115	05/16/14	4,998,786
Federal Home Loan Bank	26,000,000	0.070	05/21/14	25,995,905
Federal Home Loan Bank	15,000,000	0.070	05/23/14	14,997,579
Federal Home Loan Bank	16,000,000	0.071	05/23/14	15,997,381
Federal Home Loan Bank	47,000,000	0.128	07/07/14	46,978,693
Federal Home Loan Bank	17,000,000	0.130	07/07/14	16,992,142
Federal Home Loan Bank	29,000,000	0.100	07/16/14	28,988,964
Federal Home Loan Bank	10,000,000	0.115	07/23/14	9,995,400
Federal Home Loan Bank	25,000,000	0.115	07/25/14	24,988,340
Federal Home Loan Bank	27,000,000	0.100	07/29/14	26,998,812
Federal Home Loan Bank	22,000,000	0.100	07/29/14	21,999,033
Federal Home Loan Bank	10,000,000	0.115	07/30/14	9,995,177
Federal Home Loan Bank	11,000,000	0.120	07/30/14	10,994,463
Federal Home Loan Bank	27,000,000	0.120	08/06/14	26,985,780
Federal Home Loan Bank	14,000,000	0.131	08/08/14	13,991,849
Federal Home Loan Bank	69,000,000	0.115	08/13/14	68,963,631
Federal Home Loan Bank	4,000,000	0.125	08/14/14	4,000,263
Federal Home Loan Bank	10,000,000	0.100	08/15/14	9,995,361
Federal Home Loan Bank	7,000,000	0.170	08/22/14	7,001,997
Federal Home Loan Bank	13,000,000	0.100	08/25/14	12,999,047
Federal Home Loan Bank (next reset date 03/20/14) (a)	83,000,000	0.099	01/20/15	82,996,353
Federal Home Loan Mortgage Corp.	34,000,000	0.080	03/03/14	33,999,849
Federal Home Loan Mortgage Corp.	53,984,000	0.080	03/10/14	53,982,920
Federal Home Loan Mortgage Corp.	11,000,000	0.070	03/31/14	10,999,358
Federal Home Loan Mortgage Corp.	8,000,000	0.100	03/31/14	7,999,333
Federal Home Loan Mortgage Corp.	18,000,000	0.110	03/31/14	17,998,350
Federal Home Loan Mortgage Corp.	21,000,000	0.100	04/14/14	20,997,433
Federal Home Loan Mortgage Corp.	87,900,000	0.100	04/21/14	87,887,548
Federal Home Loan Mortgage Corp.	20,000,000	0.095	04/28/14	19,996,939
Federal Home Loan Mortgage Corp.	31,000,000	0.098	05/05/14	30,994,515
Federal Home Loan Mortgage Corp.	39,000,000	0.105	05/06/14	38,992,493
Federal Home Loan Mortgage Corp.	20,000,000	0.108	05/12/14	19,995,680
Federal Home Loan Mortgage Corp.	96,167,000	0.110	05/19/14	96,143,786
Federal Home Loan Mortgage Corp.	10,000,000	0.115	05/21/14	9,997,413
Federal Home Loan Mortgage Corp.	25,000,000	0.124	06/30/14	24,989,581
Federal Home Loan Mortgage Corp.	60,000,000	0.115	07/07/14	59,975,467

10	U.S. Government Money Market Fund

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Federal Home Loan Mortgage Corp.	10,000,000	0.120	08/11/14	9,994,567
Federal National Mortgage Assoc.	33,333,000	0.100	04/30/14	33,327,445
Federal National Mortgage Assoc.	17,000,000	0.100	05/01/14	16,997,119
Federal National Mortgage Assoc.	52,100,000	0.109	05/21/14	52,087,222
Federal National Mortgage Assoc.	90,000,000	0.110	07/02/14	89,966,175
Federal National Mortgage Assoc.	56,000,000	0.080	07/14/14	55,983,200
Federal National Mortgage Assoc. (next reset date 03/11/14) (a)	17,000,000	0.136	09/11/14	17,003,763
Federal National Mortgage Assoc. (next reset date 03/27/14) (a)	10,000,000	0.125	02/27/15	10,002,525

Total Government Agency Debt (amortized cost $1,810,134,744)				1,810,134,744

Treasury Debt - 7.0%
U.S. Treasury Note	55,000,000	0.104	03/31/14	55,006,622
U.S. Treasury Note	85,000,000	0.106	04/30/14	85,249,150
U.S. Treasury Note	52,000,000	0.111	05/15/14	52,095,745
U.S. Treasury Note	15,000,000	0.075	06/30/14	15,008,750
U.S. Treasury Note	15,000,000	0.080	07/31/14	15,160,200

Total Treasury Debt (amortized cost $222,520,467)				222,520,467

Total Investments - 64.3% (amortized cost $2,032,655,211)				2,032,655,211

Repurchase Agreements - 32.4%
Government Agency Repurchase Agreements - 6.8%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $50,000,000 dated February 28, 2014 at 0.050% to be repurchased at $50,000,417 on March 6, 2014, collateralized by: $50,192,887 par various United States Government Mortgage Agency Obligations valued at $51,000,579.				50,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $90,000,000 dated February 28, 2014 at 0.050% to be repurchased at $90,000,375 on March 3, 2014, collateralized by: $94,512,500 par various United States Government Mortgage Agency Obligations valued at $91,800,021.				90,000,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $75,000,000 dated February 28, 2014 at 0.050% to be repurchased at $75,000,313 on March 3, 2014, collateralized by: $75,205,000 par various United States Government Mortgage Agency Obligations valued at $76,500,332.				75,000,000

Total Government Agency Repurchase Agreements (identified cost $215,000,000)				215,000,000

Treasury Repurchase Agreements - 25.6%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $415,000,000 dated February 28, 2014 at 0.050% to be repurchased at $415,001,729 on March 3, 2014, collateralized by: $379,314,200 par various United States Government Treasury Obligations valued at $423,300,081.				415,000,000

U.S. Government Money Market Fund	11

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

Value $
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $50,000,000 dated February 28, 2014 at 0.040% to be repurchased at $50,000,222 on March 4, 2014, collateralized by: $54,031,163 par various United States Government Treasury Obligations valued at $51,000,001.	50,000,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $90,000,000 dated February 28, 2014 at 0.050% to be repurchased at $90,000,375 on March 3, 2014, collateralized by: $101,547,400 par various United States Government Treasury Obligations valued at $91,800,033.	90,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party) of $100,000,000 dated February 28, 2014 at 0.040% to be repurchased at $100,000,667 on March 6, 2014, collateralized by: $126,740,000 par various United States Government Treasury Obligations valued at $102,001,625.	100,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party) of $55,000,000 dated February 28, 2014 at 0.050% to be repurchased at $55,000,229 on March 3, 2014, collateralized by: $53,394,709 par various United States Government Treasury Obligations valued at $56,103,298.	55,000,000
Agreement with UBS Warburg and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated February 28, 2014 at 0.050% to be repurchased at $100,000,417 on March 3, 2014, collateralized by: $95,627,784 par various United States Government Treasury Obligations valued at $102,000,078.	100,000,000

Total Treasury Repurchase Agreements (identified cost $810,000,000)	810,000,000

Total Repurchase Agreements (identified cost $1,025,000,000)	1,025,000,000

Total Investments and Repurchase Agreements - 96.7% (b) (cost $3,057,655,211) (c)	3,057,655,211

Other Assets and Liabilities, Net - 3.3%	104,864,642

Net Assets - 100.0%	3,162,519,853

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(b)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(c)	The identified cost for Federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

12	U.S. Government Money Market Fund

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

Categories	% of Net Assets

Government Agency Debt	57.3
Treasury Debt	7.0
Repurchase Agreements	32.4

Total Investments and Repurchase Agreements	96.7
Other Assets and Liabilities, Net	3.3

100.0

See accompanying notes which are an integral part of the financial statements.

U.S. Government Money Market Fund	13

SSgA Funds

Statements of Assets and Liabilities — February 28, 2014 (Unaudited)

	Money Market Fund	U.S. Government Money Market Fund

Assets
Investments, at identified cost	$2,974,338,637	$2,032,655,211
Investments at amortized cost which approximates value	2,974,338,637	2,032,655,211
Repurchase agreements at cost which approximates value	670,000,000	1,025,000,000
Cash	69,386	104,340,872
Receivables:
Dividends and interest	729,005	803,760
Fund shares sold	60,415	22,790
From adviser	1,167,700	1,621,087
Prepaid expenses	67,470	53,578

Total assets	3,646,432,613	3,164,497,298

Liabilities
Payables:
Fund shares redeemed	283,698	13,476
Accrued fees to affiliates and trustees	2,408,888	1,963,309
Other accrued expenses	39,161	660
Income distribution	307	—

Total liabilities	2,732,054	1,977,445

Net Assets	$3,643,700,559	$3,162,519,853

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(3,487)	$(3,766)
Accumulated net realized gain (loss)	20,648	(10,336)
Shares of beneficial interest	3,643,704	3,162,613
Additional paid-in-capital	3,640,039,694	3,159,371,342

Net Assets	$3,643,700,559	$3,162,519,853

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$1.00	$1.00
Net assets	$3,643,700,559	$3,162,519,853
Shares outstanding ($0.001 par value)	3,643,702,203	3,162,613,611

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

14	Statements of Assets and Liabilities

SSgA

Money Market Funds

Statements of Operations — For the Period Ended February 28, 2014 (Unaudited)

	Money Market Fund	U.S. Government Money Market Fund
Investment Income
Interest	$4,635,163	$1,630,049

Total investment income	4,635,163	1,630,049

Expenses
Advisory fees	6,031,310	5,458,553
Administration fees	264,792	258,264
Custodian fees	354,799	243,071
Distribution fees	601,807	509,766
Transfer agent fees	35,858	21,317
Professional fees	50,913	43,477
Registration fees	17,871	9,230
Shareholder servicing fees	1,283,307	1,136,826
Trustees’ fees	70,312	54,996
Insurance fees	80,121	43,045
Printing fees	40,112	11,935
Miscellaneous	34,107	24,481

Expenses before reductions	8,865,309	7,814,961
Expense reductions	(4,265,895)	(6,184,912)

Net expenses	4,599,414	1,630,049

Net investment income (loss)	35,749	—

Net Realized Gain (Loss)
Net realized gain (loss) on investments	26,116	(4,553)

Net Increase (Decrease) in Net Assets from Operations	$61,865	$(4,553)

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	15

SSgA

Money Market Funds

Statements of Changes in Net Assets

	Money Market Fund		U.S. Government Money Market Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$35,749	$249,990	$—	$—
Net realized gain (loss)	26,116	100,997	(4,553)	—

Net increase (decrease) in net assets from operations	61,865	350,987	(4,553)	—

Distributions
From net investment income	(230,129)	(249,990)	(4,051)	—
From net realized gains	(106,465)	—	(3,148)	—

Net decrease in net assets from distributions	(336,594)	(249,990)	(7,199)	—

Share Transactions
Net increase (decrease) in net assets from share transactions	(1,856,793,889)	(55,557,347)	(1,181,553,435)	300,667,820

Total Net Increase (Decrease) in Net Assets	(1,857,068,618)	(55,456,350)	(1,181,565,187)	300,667,820

Net Assets
Beginning of period	5,500,769,177	5,556,225,527	4,344,085,040	4,043,417,220

End of period	$3,643,700,559	$5,500,769,177	$3,162,519,853	$4,344,085,040

Undistributed (overdistributed) net investment income included in net assets	$(3,487)	$190,893	$(3,766)	$285

See accompanying notes which are an integral part of the financial statements.

16	Statements of Changes in Net Assets

This page has been intentionally left blank.

SSgA

Money Market Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)		$ Net Realized and Unrealized Gain (Loss)		$ Total from Investment Operations		$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Money Market Fund
February 28, 2014*	1.0000	0.0001		—	(e)	0.0001		(0.0001)	—	(e)
August 31, 2013	1.0000	0.0001		—	(e)	0.0001		(0.0001)	—
August 31, 2012	1.0000	0.0001		—	(e)	0.0001		(0.0001)	—
August 31, 2011	1.0000	0.0001		—	(e)	0.0001		(0.0001)	—
August 31, 2010	1.0000	0.0002		—	(e)	0.0002		(0.0002)	—
August 31, 2009	1.0000	0.0080		0.0006		0.0086		(0.0084)	(0.0002)
U.S. Government Money Market Fund
February 28, 2014*	1.0000	—		—	(e)	—	(e)	— (e)	—	(e)
August 31, 2013	1.0000	—		—		—		—	—
August 31, 2012	1.0000	—	(e)	—	(e)	—	(e)	— (e)	—
August 31, 2011	1.0000	—		—		—		—	—
August 31, 2010	1.0000	—	(e)	—		—	(e)	— (e)	—
August 31, 2009	1.0000	0.0028		0.0012		0.0040		(0.0040)	—

*	For the six months ended February 28, 2014 (Unaudited)
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Less than $0.0001 per share.
(f)	Less than 0.005% of average net assets.
(g)	Includes expenses related to the U.S. Treasury Guarantee Program.

See accompanying notes which are an integral part of the financial statements.

18	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)		$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)		% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)

(0.0001)	1.0000	0.01		3,643,701	0.19		0.37	—	(f)
(0.0001)	1.0000	0.01		5,500,769	0.25		0.38	0.01
(0.0001)	1.0000	0.01		5,556,226	0.29		0.39	0.01
(0.0001)	1.0000	0.01		6,635,185	0.31		0.38	0.01
(0.0002)	1.0000	0.02		7,019,663	0.32		0.39	0.02
(0.0086)	1.0000	0.86		8,599,276	0.41	(g)	0.41	0.80

— (e)	1.0000	—	(f)	3,162,520	0.07		0.36	—
—	1.0000	—		4,344,085	0.13		0.39	—
— (e)	1.0000	—	(f)	4,043,417	0.10		0.39	—	(f)
—	1.0000	—		4,469,541	0.16		0.39	—
— (e)	1.0000	—		3,491,968	0.20		0.37	—	(f)
(0.0040)	1.0000	0.40		4,308,697	0.35		0.38	0.28

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	19

SSgA

Money Market Funds

Notes to Financial Statements — February 28, 2014 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 12 investment portfolios that were in operation as of February 28, 2014. These financial statements report on two funds: the SSgA Money Market Fund and SSgA U.S. Government Money Market Fund (each a “Fund” and collectively referred to as the “Funds”), each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method which approximates fair market value. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity date or next reset date of any discount or premium.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are nonactive, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

20	Notes to Financial Statements

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the footnotes to the Schedule of Investments for each respective Fund.

As of the period ended February 28, 2014, there were no transfers between levels.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986 (the “Code”), as amended. This requires each Fund to distribute an amount sufficient to avoid any excise tax under Section 4982 of the Code. Therefore, for the period ended February 28, 2014, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2014, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2010 through August 31, 2013, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements	21

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

At February 28, 2014, the following Fund had net tax basis capital loss carryforwards, which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first, as follows:

	Expiration Year
	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
U.S. Government Money Market Fund	$2,635	$—	$—	$—	$—	$—	$—	$2,635

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and U.S. GAAP.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to capital loss carryforwards.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities or Government Agency securities, but the underlying securities on the SSgA Money Market Fund may consist of other securities such as Corporate Bonds in limited circumstances. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment adviser.

Contractual Obligation/ Indemnification

Under the Investment Company’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

22	Notes to Financial Statements

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

3.	Related Party Transactions, Fees and Expenses

Adviser and Affiliates

SSgA Funds Management, Inc. (the “Adviser”), manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Investment Company and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of each Fund in accordance with its investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly at the annual rate of 0.25% of their daily net assets.

The Adviser is contractually obligated until December 31, 2014 to waive its management fee on the Money Market Fund and to reimburse the Fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.40% of average daily net assets on an annual basis. For the period ended February 28, 2014, there were no contractual waivers or reimbursements for the Money Market Fund. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

The Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses to the extent necessary to maintain a minimum net yield for a Fund (the “Voluntary Reduction”) which may vary from time to time and from fund to fund in the Adviser’s sole discretion. Under an agreement with SSgA Funds relating to the Voluntary Reduction, the Money Market Fund and the U.S. Government Money Market Fund, respectively, have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on August 1, 2012, subject to certain limitations. A Fund will not be obligated to reimburse the Adviser: more than three years after the end of the fiscal year for the Fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser could negatively impact the Money Market Fund’s and the U.S. Government Money Market Fund’s future yield. There is no guarantee that either the Money Market Fund or the U.S. Government Money Market Fund will be able to avoid a negative yield. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended February 28, 2014, the Adviser waived $4,265,895 of its fee and reimbursed $0 of expenses on the Money Market Fund and waived $5,458,553 of its fee and reimbursed $726,359 of expenses on the U.S. Government Money Market Fund. Voluntary reductions subject to potential recovery by year of expiration are as follows:

Expiration	Money Market Fund	U.S. Government Money Market Fund
8/31/15	$265,443	$695,151
8/31/16	$6,490,477	$9,294,397

Boston Financial Data Services, Inc. (“BFDS”) serves as the Funds’ transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”) provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Contract dated April 11, 2012. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation. In addition, the Funds have entered into arrangements with State Street whereby custody

Notes to Financial Statements	23

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. The custody credits are included in the expense reductions in the Statements of Operations. For the period ended February 28, 2014, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid

Money Market Fund	$977
U.S. Government Money Market Fund	52,029

Administrator

State Street (the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2013 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Investment Company: $0 to $10 billion — 0.0175%; next $10 billion — 0.0125%; next $10 billion — 0.0075% and 0.0050% thereafter. In addition, the Investment Company pays additional fees to the Administrator for certain services and reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor” or “SSGM”) promotes and offers shares of the Investment Company pursuant to an Amended and Restated Distribution Agreement dated April 11, 2012. The Distributor may enter into agreements with other related and non-related parties which act as agents to offer and sell shares of the Funds. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation.

The Investment Company has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: SSGM, Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”), High Net Worth Services Division of State Street (“High Net Worth Services”) and Wealth Management Systems (collectively, the “Agents”), as well as several unaffiliated service providers. For these services, each Institutional Class pays 0.025% to State Street and a maximum of 0.175% to each of the affiliated Agents, based on the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 28, 2014, each Fund paid the following shareholder servicing expenses to the Agents:

	State Street	SSGM	Fiduciary Investor Services	High Net Worth Services	Wealth Management Systems
Money Market Fund	$456,567	$474,086	$—	$21,135	$77,809
U.S. Government Money Market Fund	478,055	—	—	453,155	47,220
The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Funds’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the Funds’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses

24	Notes to Financial Statements

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

subsequent to the Plan’s termination or discontinuation. As of February 28, 2014, the Money Market Fund and the U.S. Government Money Market Fund had no carryover expenses.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2014 were as follows:

	Money Market Fund	U.S. Government Money Market Fund

Advisory fees	$1,688,840	$1,411,700
Administration fees	41,995	43,461
Custodian fees	127,005	72,661
Distribution fees	209,589	147,891
Shareholder servicing fees	303,987	271,666
Transfer agent fees	6,155	—
Trustees’ fees	31,317	15,930

	$2,408,888	$1,963,309

4.	Fund Share Transactions (On a Constant Dollar Basis)

	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Money Market Fund
Proceeds from shares sold	$22,376,451,073	$49,015,724,173
Proceeds from reinvestment of distributions	111,116	100,866
Payments for shares redeemed	(24,233,356,078)	(49,071,382,386)

Total net increase (decrease)	$(1,856,793,889)	$(55,557,347)

U.S. Government Money Market Fund
Proceeds from shares sold	$28,857,699,979	$40,079,629,827
Proceeds from reinvestment of distributions	915	—
Payments for shares redeemed	(30,039,254,329)	(39,778,962,007)

Total net increase (decrease)	$(1,181,553,435)	$300,667,820

5.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility (the “Interfund Lending Program”). Funds of the Investment Company may borrow money from the Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The Money Market Fund will lend through the Interfund Lending Program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the Interfund Lending Program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest

Notes to Financial Statements	25

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

rate if an interfund loan is called or not renewed. Any delay in repayment to the Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2014, the Funds did not utilize the Interfund Lending Program.

6.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

26	Notes to Financial Statements

SSgA

Money Market Funds

Shareholder Requests for Additional Information — February 28, 2014 (Unaudited)

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling (800) 647-7327 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at ww.sec.gov, and on the Funds’ website at www.sssgafunds.com.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

Shareholder Meeting Results

Rule 30e-1 under the Investment Company act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 19, 2013 which was adjourned to January 24, 2014, February 19, 2014 and February 27, 2014 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the following tables.

All Funds

Proposal 1: To elect the following as Trustees of the Trust:

Proposed Trustee	Shares For	Shares Withheld
William L. Marshall	3,351,745,505.531	13,295,966.598
Patrick J. Riley	3,351,745,505.531	13,295,966.598
Richard D. Shirk	3,351,745,505.531	13,295,966.598
Bruce D. Taber	3,351,745,505.531	13,295,966.598
Scott F. Powers	3,351,745,505.531	13,295,966.598
Michael F. Holland	3,351,745,505.531	13,295,966.598
William L. Boyan	3,353,977,764.711	11,063,707.418
Rina K. Spence	3,363,342,520.701	1,698,951.428
Douglas T. Williams	3,351,745,505.531	13,295,966.598
James E. Ross	3,351,745,505.531	13,295,966.598

Proposal 2: To approve an Amended and Restated Master Trust:

For	Against	Abstentions	Broker Non-Votes
9,645,533,122.253	2,813,141,956.770	432,463,627.123	640,754,307.649

SSgA Money Market Fund:

Proposal 2: To approve an Amended and Restated Master Trust:

For	Against	Abstentions	Broker Non-Votes
1,034,066,502.296	1,419,877,418.748	5,244,671.647	446,263,014.080

Proposal 3 — To approve an Amended and Restated Rule 12b-1 Plan:

For	Against	Abstentions	Broker Non-Votes
2,172,761,746.895	280,890,262.727	5,536,583.069	446,263,014.080

Shareholder Requests for Additional Information	27

SSgA

Money Market Funds

Shareholder Requests for Additional Information — February 28, 2014 (Unaudited)

Proposal 4.A-4.F: To approve an amendment to the Fund’s fundamental investment restrictions with respect to:

Proposal 4.A — Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
2,326,780,353.053	126,712,732.381	5,695,507.257	446,263,014.080

Proposal 4.B — Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
2,321,288,782.050	132,023,670.822	5,876,139.819	446,263,014.080

Proposal 4.C — Making loans:

For	Against	Abstentions	Broker Non-Votes
2,252,552,224.397	201,108,265.834	5,528,102.460	446,263,014.080

Proposal 4.D — Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
2,245,701,774.387	207,760,796.436	5,726,021.868	446,263,014.080

Proposal 4.E — Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
2,322,485,696.889	131,215,150.283	5,487,745.519	446,263,014.080

Proposal 4.F — Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
2,327,252,348.432	126,050,026.406	5,886,217.853	446,263,014.080

Proposal 4.G-4.Q: To approve the elimination of the Fund’s fundamental investment restrictions with respect to:

Proposal 4.G — Pledging, mortgaging or hypothecating fund assets:

For	Against	Abstentions	Broker Non-Votes
2,245,413,162.842	207,280,277.509	6,495,152.340	446,263,014.080

Proposal 4.H — Purchasing or selling puts, calls or investing in straddles, spreads or any combination thereof:

For	Against	Abstentions	Broker Non-Votes
2,326,563,634.459	127,073,793.261	5,551,164.971	446,263,014.080

Proposal 4.I — Making short sales or purchasing securities on margin:

For	Against	Abstentions	Broker Non-Votes
2,246,094,231.269	207,215,034.094	5,879,327.328	446,263,014.080

Proposal 4.J — Diversification of investments:

For	Against	Abstentions	Broker Non-Votes
2,249,125,760.421	204,468,431.090	5,594,401.180	446,263,014.080

Proposal 4.K — Investing in illiquid securities:

For	Against	Abstentions	Broker Non-Votes
2,249,741,812.288	203,294,138.516	6,152,641.887	446,263,014.080

28	Shareholder Requests for Additional Information

SSgA

Money Market Funds

Shareholder Requests for Additional Information — February 28, 2014 (Unaudited)

Proposal 4.L — Purchasing interests in oil, gas or other mineral exploration or development programs:

For	Against	Abstentions	Broker Non-Votes
2,247,144,705.091	205,922,356.525	6,121,531.075	446,263,014.080

Proposal 4.M — Investments for control:

For	Against	Abstentions	Broker Non-Votes
2,250,826,443.330	202,086,447.014	6,275,702.347	446,263,014.080

Proposal 4.N — Investments if the Investment Company’s officers, Directors, Adviser or any of their affiliates beneficially own a certain percent of the securities of such issuer:

For	Against	Abstentions	Broker Non-Votes
2,248,966,999.068	203,599,689.613	6,621,904.010	446,263,014.080

Proposal 4.O — Investing in new issuers:

For	Against	Abstentions	Broker Non-Votes
2,253,980,136.386	199,201,628.069	6,006,828.236	446,263,014.080

Proposal 4.P — Investments in securities issued by other investment companies:

For	Against	Abstentions	Broker Non-Votes
2,253,141,681.998	199,899,563.257	6,147,347.436	446,263,014.080

Proposal 4.Q — Certain interested transactions:

For	Against	Abstentions	Broker Non-Votes
2,251,369,637.260	201,273,898.214	6,545,057.217	446,263,014.080

SSgA U.S. Government Money Market Fund:

Proposal 2: To approve an Amended and Restated Master Trust:

For	Against	Abstentions	Broker Non-Votes
3,311,417,602.461	64,013,615.160	754,169.528	2,508.290

Proposal 3 — To approve an Amended and Restated Rule 12b-1 Plan:

For	Against	Abstentions	Broker Non-Votes
3,362,008,148.901	13,423,068.720	754,169.528	2,508.290

Proposal 4.A-4.F: To approve an amendment to the Fund’s fundamental investment restrictions with respect to:

Proposal 4.A — Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
3,375,436,135.159	749,250.990	0	2508.290

Proposal 4.B — Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
3,361,641,235.761	14,544,151.388	0	2508.290

Shareholder Requests for Additional Information	29

SSgA

Money Market Funds

Shareholder Requests for Additional Information — February 28, 2014 (Unaudited)

Proposal 4.C — Making loans:

For	Against	Abstentions	Broker Non-Votes
3,359,635,753.051	16,544,715.560	4,918.538	2508.290

Proposal 4.D — Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
3,361,641,235.761	14,544,151.388	0	2508.290

Proposal 4.E — Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
3,361,646,154.299	14,539,232.850	0	2508.290

Proposal 4.F — Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
3,361,641,235.761	14,539,232.850	4,918.538	2508.290

Proposal 4.G-4.Q: To approve the elimination of the Fund’s fundamental investment restrictions with respect to:

Proposal 4.G — Pledging, mortgaging or hypothecating fund assets:

For	Against	Abstentions	Broker Non-Votes
3,361,641,235.761	14,544,151.388	0	2508.290

Proposal 4.H — Purchasing or selling puts, calls or investing in straddles, spreads or any combination thereof:

For	Against	Abstentions	Broker Non-Votes
3,361,640,832.810	14,544,151.388	402.951	2508.290

Proposal 4.I — Making short sales or purchasing securities on margin:

For	Against	Abstentions	Broker Non-Votes
3,361,632,032.537	14,548,033.123	5,321.489	2508.290

Proposal 4.J — Diversification of investments:

For	Against	Abstentions	Broker Non-Votes
3,376,184,984.198	0	402.951	2508.290

Proposal 4.K — Investing in illiquid securities:

For	Against	Abstentions	Broker Non-Votes
3,364,013,288.660	12,166,837.000	5,321.489	2508.290

Proposal 4.L — Purchasing interests in oil, gas or other mineral exploration or development programs:

For	Against	Abstentions	Broker Non-Votes
3,364,018,147.198	12,166,837.000	402.951	2508.290

Proposal 4.M — Investments for control:

For	Against	Abstentions	Broker Non-Votes
3,361,640,832.810	14,544,151.388	402.951	2508.290

30	Shareholder Requests for Additional Information

SSgA

Money Market Funds

Shareholder Requests for Additional Information — February 28, 2014 (Unaudited)

Proposal 4.N — Investments if the Investment Company’s officers, Directors, Adviser or any of their affiliates beneficially own a certain percent of the securities of such issuer:

For	Against	Abstentions	Broker Non-Votes
3,359,629,143.186	16,555,841.012	402.951	2508.290

Proposal 4.O — Investing in new issuers:

For	Against	Abstentions	Broker Non-Votes
3,360,389,519.628	15,795,464.570	402.951	2508.290

Proposal 4.P — Investments in securities issued by other investment companies:

For	Against	Abstentions	Broker Non-Votes
3,360,390,083.800	13,789,981.860	5,321.489	2508.290

Proposal 4.Q — Certain interested transactions:

For	Against	Abstentions	Broker Non-Votes
3,362,008,148.901	14,177,238.248	0	2508.290

Proposal 5 — To make the fundamental investment objective of the Fund non-fundamental:

For	Against	Abstentions	Broker Non-Votes
1,297,764,078.230	2,078,415,987.430	5,321.489	2508.290

Shareholder Requests for Additional Information	31

SSgA

Money Market Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Officers

Ellen M. Needham, President, Chief Executive Officer and Principal Executive Officer

Laura F. Dell, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President

Brian Harris, Chief Compliance Officer

David James, Secretary and Chief Legal Officer

Kristin M. Schantz, Assistant Secretary

Chad C. Hallett, Assistant Treasurer

Caroline Connolly, Assistant Treasurer

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center,

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Legal Counsel (Effective May 1, 2014)

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as administrator, custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

32	Fund Management and Service Providers

IBG-11309	SSGAMMFDSAR

INSTITUTIONAL MONEY MARKET FUNDS

U.S. Treasury Money Market Fund

Prime Money Market Fund

Semiannual Report

February 28, 2014

SSgA Funds

Institutional Money Market Funds

Semiannual Report

February 28, 2014 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSgA

U.S. Treasury Money Market Fund

Shareholder Expense Example — February 28, 2014 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2013 to February 28, 2014.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
September 1, 2013	$1,000.00	$1,000.00
Ending Account Value
February 28, 2014	$1,000.00	$1,024.50
Expenses Paid During Period*	$0.30	$0.30

*	Expenses are equal to the Fund’s annualized expense ratio of 0.06% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

U.S. Treasury Money Market Fund	3

SSgA

U.S. Treasury Money Market Fund

Schedule of Investments — February 28, 2014

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Treasury Debt - 67.5%
U.S. Treasury Bill	175,000,000	0.065	03/06/14	174,998,420
U.S. Treasury Bill	100,000,000	0.080	03/06/14	99,998,889
U.S. Treasury Bill	300,000,000	0.055	03/13/14	299,994,500
U.S. Treasury Bill	200,000,000	0.073	03/13/14	199,995,167
U.S. Treasury Bill	150,000,000	0.040	03/20/14	149,996,833
U.S. Treasury Bill	350,000,000	0.070	03/20/14	349,987,069
U.S. Treasury Bill	90,000,000	0.033	03/27/14	89,997,888
U.S. Treasury Bill	110,000,000	0.035	03/27/14	109,997,219
U.S. Treasury Bill	300,000,000	0.070	03/27/14	299,984,833
U.S. Treasury Bill	200,000,000	0.065	04/03/14	199,988,083
U.S. Treasury Bill	125,000,000	0.063	04/10/14	124,991,320
U.S. Treasury Bill	125,000,000	0.065	04/10/14	124,990,972
U.S. Treasury Bill	500,000,000	0.050	04/17/14	499,967,361
U.S. Treasury Bill	100,000,000	0.073	04/24/14	99,989,125
U.S. Treasury Bill	67,000,000	0.105	04/24/14	66,989,448
U.S. Treasury Bill	184,000,000	0.110	04/24/14	183,969,640
U.S. Treasury Bill	100,000,000	0.075	05/01/14	99,987,292
U.S. Treasury Bill	100,000,000	0.083	05/08/14	99,984,417
U.S. Treasury Bill	130,000,000	0.100	05/15/14	129,972,917
U.S. Treasury Bill	320,000,000	0.105	05/15/14	319,930,000
U.S. Treasury Bill	322,000,000	0.045	05/22/14	321,966,995
U.S. Treasury Bill	78,000,000	0.048	05/22/14	77,991,561
U.S. Treasury Bill	100,000,000	0.098	05/22/14	99,977,792
U.S. Treasury Bill	100,000,000	0.045	05/29/14	99,988,875
U.S. Treasury Bill	100,000,000	0.100	05/29/14	99,975,278
U.S. Treasury Bill	100,000,000	0.105	06/05/14	99,972,000
U.S. Treasury Bill	75,000,000	0.098	06/12/14	74,979,078
U.S. Treasury Bill	100,000,000	0.090	06/19/14	99,972,500
U.S. Treasury Bill	111,000,000	0.105	08/14/14	110,946,258
U.S. Treasury Bill	39,000,000	0.110	08/14/14	38,980,218
U.S. Treasury Bill	275,000,000	0.073	08/21/14	274,904,189
U.S. Treasury Bill	125,000,000	0.078	08/21/14	124,953,446
U.S. Treasury Bill	400,000,000	0.078	08/28/14	399,844,998
U.S. Treasury Note	125,000,000	0.070	06/30/14	125,075,015
U.S. Treasury Note	38,000,000	0.075	06/30/14	38,022,166
U.S. Treasury Note	38,000,000	0.080	07/31/14	38,405,840

Total Treasury Debt (amortized cost $5,851,667,602)				5,851,667,602

Total Investments - 67.5% (amortized cost $5,851,667,602)				5,851,667,602

Repurchase Agreements - 30.6%
Treasury Repurchase Agreements - 30.6%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated February 28, 2014 at 0.050% to be repurchased at $100,000,417 on March 3, 2014, collateralized by: $101,997,000 par various United States Government Treasury Obligations valued at $102,000,435.				100,000,000

4	U.S. Treasury Money Market Fund

SSgA

U.S. Treasury Money Market Fund

Schedule of Investments, continued — February 28, 2014

Value $

Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $350,000,000 dated February 28, 2014 at 0.040% to be repurchased at $350,002,333 on March 6, 2014, collateralized by: $336,364,600 par various United States Government Treasury Obligations valued at $357,000,034.	350,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $648,000,000 dated February 28, 2014 at 0.050% to be repurchased at $648,002,700 on March 3, 2014, collateralized by: $610,600,661 par various United States Government Treasury Obligations valued at $660,960,047.	648,000,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $213,000,000 dated February 28, 2014 at 0.050% to be repurchased at $213,000,888 on March 3, 2014, collateralized by: $217,287,400 par various United States Government Treasury Obligations valued at $217,260,022.	213,000,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $50,000,000 dated February 28, 2014 at 0.040% to be repurchased at $50,000,222 on March 4, 2014, collateralized by: $56,094,352 par various United States Government Treasury Obligations valued at $51,000,001.	50,000,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $750,000,000 dated February 28, 2014 at 0.050% to be repurchased at $750,003,125 on March 3, 2014, collateralized by: $750,283,500 par various United States Government Treasury Obligations valued at $765,000,093.	750,000,000
Agreement with HSBC Securities USA, Inc. and JPMorgan Chase & Co. (Tri-Party) of $250,000,000 dated February 28, 2014 at 0.040% to be repurchased at $250,001,667 on March 6, 2014, collateralized by: $282,157,848 par various United States Government Treasury Obligations valued at $255,001,905.	250,000,000
Agreement with JP Morgan Securities, Inc. and JPMorgan Chase & Co. (Tri-Party) of $105,000,000 dated February 28, 2014 at 0.050% to be repurchased at $105,000,438 on March 3, 2014 collateralized by: $96,665,000 par various United States Government Treasury Obligations valued at $107,104,282.	105,000,000
Agreement with UBS Warburg and The Bank of New York Mellon Corp. (Tri-Party) of $184,000,000 dated February 28, 2014 at 0.050% to be repurchased at $184,000,767 on March 3, 2014, collateralized by: $144,717,800 par various United States Government Treasury Obligations valued at $187,680,041.	184,000,000

Total Treasury Repurchase Agreements (identified cost $2,650,000,000)	2,650,000,000

Total Investments and Repurchase Agreements - 98.1% (a) (cost $8,501,667,602) (b)	8,501,667,602

Other Assets and Liabilities, Net - 1.9%	163,350,343

Net Assets - 100.0%	8,665,017,945

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(b)	The identified cost for Federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

U.S. Treasury Money Market Fund	5

SSgA

U.S. Treasury Money Market Fund

Presentation of Portfolio Holdings — February 28, 2014 (Unaudited)

Categories	% of Net Assets
Treasury Debt	67.5
Repurchase Agreements	30.6

Total Investments and Repurchase Agreements	98.1
Other Assets and Liabilities, Net	1.9

100.0

See accompanying notes which are an integral part of the financial statements.

6	U.S. Treasury Money Market Fund

SSgA

Prime Money Market Fund

Shareholder Expense Example — February 28, 2014 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2013 to February 28, 2014.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2013	$1,000.00	$1,000.00
Ending Account Value February 28, 2014	$1,000.20	$1,023.90
Expenses Paid During Period*	$0.89	$0.90

*	Expenses are equal to the Fund’s annualized expense ratio of 0.18% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Prime Money Market Fund	7

SSgA

Prime Money Market Fund

Schedule of Investments — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Asset Backed Commercial Paper - 7.9%
Kells Funding LLC (a)	65,000,000	0.230	03/03/14	64,999,170
Kells Funding LLC (a)	25,000,000	0.230	03/05/14	24,999,361
Kells Funding LLC (a)	50,000,000	0.230	03/19/14	49,994,250
Kells Funding LLC (a)	50,000,000	0.233	04/22/14	49,983,389
Northern Pines Funding LLC (a)	150,000,000	0.311	03/05/14	149,994,833
Northern Pines Funding LLC (a)	100,000,000	0.220	04/25/14	99,966,389

Total Asset Backed Commercial Paper (amortized cost $439,937,392)				439,937,392

Certificates of Deposit - 33.3%
Bank of Montreal	140,000,000	0.170	04/21/14	140,000,000
Bank of Montreal (next reset date 03/18/14) (b)	100,000,000	0.255	08/15/14	100,000,000
Bank of Nova Scotia (next reset date 03/07/14) (b)	130,000,000	0.248	08/04/14	130,000,000
Barclays Bank (next reset date 03/10/14) (b)	100,000,000	0.377	09/09/14	100,000,000
Barclays Bank (next reset date 03/10/14) (b)	50,000,000	0.377	10/03/14	50,000,000
BNP Paribas	60,000,000	0.280	04/08/14	60,000,000
Canadian Imperial Bank of Commerce (next reset date 03/05/14) (b)	75,000,000	0.277	08/01/14	75,000,000
DnB Bank ASA	60,000,000	0.190	05/06/14	60,000,000
ING Bank NV	110,000,000	0.250	05/05/14	110,000,000
ING Bank NV	80,000,000	0.250	05/06/14	80,000,000
Rabobank Nederland NV (next reset date 03/03/14) (b)	100,000,000	0.249	06/02/14	100,000,000
Royal Bank of Canada (next reset date 03/10/14) (b)	44,000,000	0.277	04/09/14	44,000,000
Royal Bank of Canada (next reset date 03/17/14) (b)	24,000,000	0.275	04/16/14	24,000,000
Skandinaviska Enskilda Banken AB (next reset date 03/03/14) (b)	100,000,000	0.259	10/03/14	100,000,000
Standard Chartered Bank	50,000,000	0.190	05/09/14	50,000,000
Sumitomo Mitsui Banking Corp.	150,000,000	0.220	05/09/14	150,000,000
Sumitomo Mitsui Banking Corp.	10,000,000	0.220	05/19/14	10,000,000
Svenska Handelsbanken AB	24,000,000	0.175	03/05/14	24,000,013
Svenska Handelsbanken AB	50,000,000	0.175	04/02/14	50,000,222
Svenska Handelsbanken AB	72,000,000	0.190	04/04/14	72,000,326
Swedbank AB (next reset date 03/06/14) (b)	101,000,000	0.258	08/06/14	101,000,000
UBS AG	91,000,000	0.260	05/16/14	91,000,000
UBS AG	90,000,000	0.220	07/31/14	90,000,000
Westpac Banking Corp. (next reset date 03/17/14) (b)	45,000,000	0.225	01/16/15	45,000,000

Total Certificates of Deposit (amortized cost $1,856,000,561)				1,856,000,561

Financial Company Commercial Paper - 15.4%
BNP Paribas	65,000,000	0.253	03/10/14	64,995,938
Caisse des Depots et Consignations (a)	25,000,000	0.172	04/24/14	24,993,625
Caisse des Depots et Consignations (a)	30,000,000	0.178	05/13/14	29,989,354
Collateralized Commercial Paper Co. LLC (a)	100,000,000	0.244	06/05/14	99,936,000
Collateralized Commercial Paper Co. LLC	85,000,000	0.240	06/06/14	84,945,033
Commonwealth Bank of Australia (next reset date 04/11/14) (a)(b)	64,000,000	0.272	07/03/14	64,000,000
DnB Bank ASA (a)	80,000,000	0.193	03/18/14	79,992,822
DnB Bank ASA (a)	100,000,000	0.193	05/16/14	99,959,889
General Electric Capital Corp.	20,000,000	0.203	03/21/14	19,997,778
General Electric Capital Corp.	20,000,000	0.223	04/14/14	19,994,622
Nordea Bank AB (a)	100,000,000	0.203	03/20/14	99,989,444

8	Prime Money Market Fund

SSgA

Prime Money Market Fund

Schedule of Investments, continued — February 28, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Nordea Bank AB (a)	100,000,000	0.193	05/02/14	99,967,278
Sumitomo Mitsui Banking Corp. (a)	30,000,000	0.223	05/19/14	29,985,517
Westpac Banking Corp. (next reset date 03/13/14) (a)(b)	40,000,000	0.224	01/13/15	40,000,000

Total Financial Company Commercial Paper (amortized cost $858,747,300)				858,747,300

Other Notes - 14.7%
Bank of America NA	75,000,000	0.210	05/02/14	75,000,000
Bank of America NA	50,000,000	0.210	05/15/14	50,000,000
Credit Agricole Corporate & Investment Bank SA	225,000,000	0.100	03/03/14	225,000,000
JPMorgan Chase Bank NA (next reset date 03/07/14) (b)	60,000,000	0.322	03/06/15	60,000,000
JPMorgan Chase Bank NA (next reset date 04/22/14) (b)	35,000,000	0.317	03/20/15	35,000,000
Natixis	202,000,000	0.090	03/03/14	202,000,000
Royal Bank of Canada (next reset date 04/07/14) (a)(b)	35,000,000	0.290	03/06/15	35,000,000
Svenska Handelsbanken AB (next reset date 03/27/14) (a)(b)	40,000,000	0.285	08/27/14	40,000,000
Wells Fargo Bank NA (next reset date 03/10/14) (b)	35,000,000	0.291	03/10/15	35,000,000
Wells Fargo Bank NA (next reset date 03/20/14) (b)	58,000,000	0.324	03/20/15	58,000,000

Total Other Notes (amortized cost $815,000,000)				815,000,000

Total Investments - 71.3% (amortized cost $3,969,685,253)				3,969,685,253

Repurchase Agreements - 28.7%
Government Agency Repurchase Agreements - 4.1%
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated February 28, 2014 at 0.050% to be repurchased at $100,000,694 on March 5, 2014, collateralized by: $115,402,015 par various United States Government Mortgage Agency Obligations valued at $102,000,001.				100,000,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $129,000,000 dated February 28, 2014 at 0.060% to be repurchased at $129,000,645 on March 3, 2014, collateralized by: $126,456,075 par various United States Government Mortgage Agency Obligations valued at $131,580,001.				129,000,000

Total Government Agency Repurchase Agreements (identified cost $229,000,000)				229,000,000

Treasury Repurchase Agreements - 24.2%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated February 28, 2014 at 0.060% to be repurchased at $100,000,500 on March 3, 2014, collateralized by: $101,627,800 par various United States Government Treasury Obligations valued at $102,000,006.				100,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $175,000,000 dated February 28, 2014 at 0.050% to be repurchased at $175,000,729 on March 3, 2014, collateralized by: $180,774,600 par various United States Government Treasury Obligations valued at $178,500,047.				175,000,000

Prime Money Market Fund	9

SSgA

Prime Money Market Fund

Schedule of Investments, continued — February 28, 2013

Value $
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $46,000,000 dated February 28, 2014 at 0.050% to be repurchased at $46,000,192 on March 3, 2014, collateralized by: $46,645,600 par various United States Government Treasury Obligations valued at $46,984,626.	46,000,000
Agreement with Federal Reserve Bank and The Bank of New York Mellon Corp. (Tri-Party) of $775,000,000 dated February 28, 2014 at 0.050% to be repurchased at $775,003,229 on March 3, 2014, collateralized by: $691,152,900 par various United States Government Treasury Obligations valued at $775,003,322.	775,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $150,000,000 dated February 28, 2014 at 0.150% to be repurchased at $150,001,875 on March 3, 2014, collateralized by: $106,631,000 par various United States Government Treasury Obligations valued at $153,000,067.	150,000,000
Agreement with RBC Capital Markets and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated February 28, 2014 at 0.060% to be repurchased at $100,000,500 on March 3, 2014, collateralized by: $98,031,300 par various United States Government Treasury Obligations valued at $102,000,054.	100,000,000

Total Treasury Repurchase Agreements (identified cost $1,346,000,000)	1,346,000,000

Other Repurchase Agreements - 0.4%
Agreement with JPM Chase and JPMorgan Chase & Co. (Tri-Party) of $25,000,000 dated February 28, 2014 at 0.355% to be repurchased at $25,003,451 on March 14, 2014 collateralized by: $25,544,804 par various Corporate Bonds valued at $27,003,510. (identified cost $25,000,000)	25,000,000

Total Repurchase Agreements (identified cost $1,600,000,000)	1,600,000,000

Total Investments and Repurchase Agreements - 100.0% (c) (cost $5,569,685,253) (d)	5,569,685,253

Other Assets and Liabilities, Net - 0.0% (e)	(542,370)

Net Assets - 100.0%	5,569,142,883

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(d)	The identified cost for Federal income tax purposes.
(e)	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the financial statements.

10	Prime Money Market Fund

SSgA

Prime Money Market Fund

Presentation of Portfolio Holdings — February 28, 2014 (Unaudited)

Categories	% of Net Assets
Asset Backed Commercial Paper	7.9
Certificates of Deposit	33.3
Financial Company Commercial Paper	15.4
Other Notes	14.7
Repurchase Agreements	28.7

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund	11

SSgA Funds

Institutional Money Market Funds

Statements of Assets and Liabilities — February 28, 2014 (Unaudited)

	U.S. Treasury Money Market Fund	Prime Money Market Fund

Assets
Investments, at identified cost	$5,851,667,602	$3,969,685,253
Investments at amortized cost which approximates value	5,851,667,602	3,969,685,253
Repurchase agreements at cost which approximates value	2,650,000,000	1,600,000,000
Cash	163,429,345	172,438
Receivables:
Dividends and interest	151,785	720,403
Fund shares sold	286	—
From adviser	2,409,534	687,020
Prepaid expenses	94,038	87,853

Total assets	8,667,752,590	5,571,352,967

Liabilities
Payables:
Accrued fees to affiliates and trustees	2,726,620	2,151,223
Other accrued expenses	8,025	57,821
Income distribution	—	1,040

Total liabilities	2,734,645	2,210,084

Net Assets	$8,665,017,945	$5,569,142,883

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(7,085)	$(42,715)
Accumulated net realized gain (loss)	(3)	133,126
Shares of beneficial interest	8,665,084	5,569,091
Additional paid-in-capital	8,656,359,949	5,563,483,381

Net Assets	$8,665,017,945	$5,569,142,883

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$1.00	$1.00
Net assets	$8,665,017,945	$5,569,142,883
Shares outstanding ($0.001 par value)	8,665,084,885	5,569,119,144
(a) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

12	Statements of Assets and Liabilities

SSgA Funds

Institutional Money Market Funds

Statements of Operations — For the Period Ended February 28, 2014 (Unaudited)

	U.S. Treasury Money Market Fund	Prime Money Market Fund

Investment Income
Interest	$2,068,381	$6,863,347

Total investment income	2,068,381	6,863,347

Expenses
Advisory fees	5,606,103	5,338,634
Administration fees	483,802	387,929
Custodian fees	379,902	454,529
Distribution fees	690,429	842,666
Transfer agent fees	17,218	21,523
Professional fees	51,856	85,857
Registration fees	11,175	12,325
Shareholder servicing fees	1,055,131	900,157
Trustees’ fees	74,397	125,790
Insurance fees	86,288	108,571
Printing fees	11,448	24,947
Miscellaneous	37,458	39,878

Expenses before reductions	8,505,207	8,342,806
Expense reductions	(6,436,826)	(1,898,100)

Net expenses	2,068,381	6,444,706

Net investment income (loss)	—	418,641

Net Realized Gain (Loss)
Net realized gain (loss) on investments	—	138,198

Net Increase (Decrease) in Net Assets from Operations	$—	$556,839

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	13

SSgA Funds

Institutional Money Market Funds

Statements of Changes in Net Assets

	U.S. Treasury Money Market Fund		Prime Money Market Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$—	$—	$418,641	$6,402,170
Net realized gain (loss)	—	12,945	138,198	197,989

Net increase (decrease) in net assets from operations	—	12,945	556,839	6,600,159

Distributions
From net investment income	(8,496)	—	(666,083)	(6,402,170)
From net realized gains	(12,948)	—	(203,061)	—

Net decrease in net assets from distributions	(21,444)	—	(869,144)	(6,402,170)

Share Transactions
Net increase (decrease) in net assets from share transactions	2,224,227,437	2,052,836,894	(2,202,010,221)	(4,301,364,826)

Total Net Increase (Decrease) in Net Assets	2,224,205,993	2,052,849,839	(2,202,322,526)	(4,301,166,837)

Net Assets
Beginning of period	6,440,811,952	4,387,962,113	7,771,465,409	12,072,632,246

End of period	$8,665,017,945	$6,440,811,952	$5,569,142,883	$7,771,465,409

Undistributed (overdistributed) net investment income included in net assets	$(7,085)	$1,411	$(42,715)	$204,727

See accompanying notes which are an integral part of the financial statements.

14	Statements of Changes in Net Assets

This page has been intentionally left blank.

SSgA

Institutional Money Market Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)		$ Net Realized and Unrealized Gain (Loss)		$ Total from Investment Operations		$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
U.S. Treasury Money Market Fund
February 28, 2014*	1.0000	—		—		—		— (e)	—	(e)
August 31, 2013	1.0000	—		—	(e)	—	(e)	—	—
August 31, 2012	1.0000	—		—	(e)	—	(e)	—	—	(e)
August 31, 2011	1.0000	—	(e)	—	(e)	—	(e)	— (e)	—	(e)
August 31, 2010	1.0000	—	(e)	—	(e)	—	(e)	— (e)	—
August 31, 2009	1.0000	0.0011		0.0001		0.0012		(0.0007)	(0.0005)
Prime Money Market Fund
February 28, 2014*	1.0000	0.0001		—	(e)	0.0001		(0.0001)	—	(e)
August 31, 2013	1.0000	0.0007		—	(e)	0.0007		(0.0007)	—
August 31, 2012	1.0000	0.0010		—	(e)	0.0010		(0.0010)	—
August 31, 2011	1.0000	0.0012		—	(e)	0.0012		(0.0012)	—
August 31, 2010	1.0000	0.0013		—	(e)	0.0013		(0.0013)	—	(e)
August 31, 2009	1.0000	0.0094		0.0010		0.0104		(0.0104)	—	(e)

*	For the six months ended February 28, 2014 (Unaudited)
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Less than $0.0001 per share.
(f)	Less than 0.005% of average net assets.
(g)	Includes expenses related to the U.S. Treasury Guarantee Program.

See accompanying notes which are an integral part of the financial statements.

16	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)		$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)		% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)

— (e)	1.0000	—	(f)	8,665,018	0.06		0.23	—
—	1.0000	—		6,440,812	0.09		0.24	—
— (e)	1.0000	—	(f)	4,387,962	0.08		0.25	—
— (e)	1.0000	—	(f)	4,410,166	0.11		0.25	—	(f)
— (e)	1.0000	—	(f)	4,215,084	0.13		0.25	—	(f)
(0.0012)	1.0000	0.12		4,120,408	0.16		0.25	0.11

(0.0001)	1.0000	0.01		5,569,143	0.18		0.23	0.01
(0.0007)	1.0000	0.07		7,771,465	0.20		0.25	0.07
(0.0010)	1.0000	0.10		12,072,632	0.20		0.25	0.10
(0.0012)	1.0000	0.12		9,934,761	0.20		0.25	0.12
(0.0013)	1.0000	0.13		12,043,331	0.20		0.26	0.13
(0.0104)	1.0000	1.04		18,404,141	0.23	(g)	0.28	0.94

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	17

SSgA Funds

Institutional Money Market Funds

Notes to Financial Statements — February 28, 2014 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 12 investment portfolios that were in operation as of February 28, 2014. These financial statements report on two funds: the SSgA U.S. Treasury Money Market Fund and SSgA Prime Money Market Fund (each a “Fund” and collectively referred to as the “Funds”), each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method which approximates fair market value. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity date or next reset date of any discount or premium.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are nonactive, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

18	Notes to Financial Statements

SSgA Funds

Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the footnotes to the Schedule of Investments for each respective Fund.

As of the period ended February 28, 2014, there were no transfers between levels.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986 (the “Code”), as amended. This requires each Fund to distribute an amount sufficient to avoid any excise tax under Section 4982 of the Code. Therefore, for the period ended February 28, 2014, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2014, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2010 through

Notes to Financial Statements	19

SSgA Funds

Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

August 31, 2013, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At February 28, 2014, the Funds had no net tax basis capital loss carryforwards.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and U.S. GAAP.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to capital loss carryforwards.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities or (for SSgA Prime Money Market Fund only) Government Agency securities, but the underlying securities on the SSgA Prime Money Market Fund may consist of other securities such as Corporate Bonds in limited circumstances. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment adviser.

Contractual Obligation/ Indemnification

Under the Investment Company’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	Related Party Transactions, Fees and Expenses

Adviser and Affiliates

SSgA Funds Management, Inc. (the “Adviser”) manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Investment Company and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street

20	Notes to Financial Statements

SSgA Funds

Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly at the annual rate of 0.15% of its daily average net assets.

The Adviser is contractually obligated until December 31, 2014 to waive 0.05% of its 0.15% management fee on the U.S. Treasury Money Market Fund. Additionally, the Adviser is further contractually obligated until December 31, 2014 to waive its management fee and to reimburse the Fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.20% of average daily net assets on an annual basis. The total amounts of the waiver and reimbursement for the period ended February 28, 2014 were $5,606,103 and $830,723, respectively. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

The Adviser is contractually obligated until December 31, 2014 to waive 0.05% of its 0.15% management fee on the Prime Money Market Fund. Additionally, the Adviser is further contractually obligated until December 31, 2014 to waive its management fee and to reimburse the Fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.20% of average daily net assets on an annual basis. The total amounts of the waiver and reimbursement for the period ended February 28, 2014 were $1,898,100 and $0, respectively. The Adviser does not have the ability to recover these amounts waived or reimbursed from prior periods.

The Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses to the extent necessary to maintain a minimum net yield for a Fund (the “Voluntary Reduction”) which may vary from time to time and from fund to fund in the Adviser’s sole discretion. Under an agreement with SSgA Funds relating to the Voluntary Reduction, the U.S. Treasury Money Market Fund and the Prime Money Market Fund, respectively, have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on August 1, 2012, subject to certain limitations. A Fund will not be obligated to reimburse the Adviser: more than three years after the end of the fiscal year for the Fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser could negatively impact the U.S. Treasury Money Market Fund’s and the Prime Money Market Fund’s future yield. There is no guarantee that either the U.S. Treasury Money Market Fund or the Prime Money Market Fund will be able to avoid a negative yield. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended February 28, 2014, the Adviser voluntarily waived $4,568,125 of its fee and reimbursed $0 of expenses on the U.S. Treasury Money Market Fund and voluntarily waived $118,556 of its fee and reimbursed $0 of expenses on the Prime Money Market Fund. Voluntary reductions subject to potential recovery by year of expiration are as follows:

	Expiration
	8/31/2015	8/31/2016
U.S. Treasury Money Market Fund	$226,572	$4,941,980
Prime Money Market Fund	—	—

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the Prime Money Market Fund. As of February 28, 2014, $14,262,055 represents the investments of other Investment Company funds not presented herein.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Funds’ transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity based

Notes to Financial Statements	21

SSgA Funds

Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”) provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Contract dated April 11, 2012. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation. In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. The custody credits are included in the expense reductions in the Statements of Operations. For the period ended February 28, 2014, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid

U.S. Treasury Money Market Fund	$57,967
Prime Money Market Fund	85

Administrator

State Street (the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2013 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Investment Company: $0 to $10 billion – 0.0175%; next $10 billion – 0.0125%; next $10 billion – 0.0075% and 0.0050% thereafter. In addition, the Investment Company pays additional fees to the Administrator for certain services and reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor” or “SSGM”) promotes and offers shares of the Investment Company pursuant to an Amended and Restated Distribution Agreement dated April 11, 2012. The Distributor may enter into agreements with other related and non-related parties which act as agents to offer and sell shares of the Funds. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation.

The Investment Company has entered into a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has a shareholder servicing agreement with State Street and Wealth Management Systems, an entity related to State Street. For these services, each Fund pays a maximum of 0.025% to State Street, and 0.05% to Wealth Management Systems, based on the average daily value of all Institutional Class shares held by their clients. For the period ended February 28, 2014, the Funds paid the following shareholder servicing expenses to the Agents:

	State Street	Wealth Management Systems

U.S. Treasury Money Market Fund	$773,443	$77,795
Prime Money Market Fund	710,510	106,084

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Funds’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the

22	Notes to Financial Statements

SSgA Funds

Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

expenditure was incurred. The Board or a majority of the Funds’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuance. As of February 28, 2014, the U.S. Treasury Money Market Fund and the Prime Money Market Fund had no carryover expenses.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2014 were as follows:

	U.S. Treasury Money Market Fund	Prime Money Market Fund

Advisory fees	$2,162,920	$1,723,049
Administration fees	138,196	84,651
Custodian fees	112,934	139,414
Distribution fees	154,968	70,844
Shareholder servicing fees	119,180	58,238
Transfer agent fees	—	—
Trustees’ fees	38,422	75,027

	$2,726,620	$2,151,223

4.	Fund Share Transactions (On a Constant Dollar Basis)

	Period Ended February 28, 2014 (Unaudited)	Fiscal Year Ended August 31, 2013
U.S. Treasury Money Market Fund
Proceeds from shares sold	$10,974,552,449	$30,459,523,197
Proceeds from reinvestment of distributions	20,561	—
Payments for shares redeemed	(8,750,345,573)	(28,406,686,303)

Total net increase (decrease)	$2,224,227,437	$2,052,836,894

	Period Ended February 28, 2014 (Unaudited)	Fiscal Year Ended August 31, 2013
Prime Money Market Fund
Proceeds from shares sold	$13,074,597,271	$67,356,334,716
Proceeds from reinvestment of distributions	808,725	7,235,088
Payments for shares redeemed	(15,277,416,217)	(71,664,934,630)

Total net increase (decrease)	$(2,202,010,221)	$(4,301,364,826)

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may

Notes to Financial Statements	23

SSgA Funds

Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

24	Notes to Financial Statements

SSgA

Institutional Money Market Funds

Shareholder Requests for Additional Information — February 28, 2014

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling (800) 647-7327 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at ww.sec.gov, and on the Funds’ website at www.sssgafunds.com.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

Shareholder Meeting Results

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 19, 2013 which was adjourned to January 24, 2014, February 19, 2014 and February 27, 2014 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the following tables.

All Funds

Proposal 1: To elect the following as Trustees of the Trust:

Proposed Trustee	Shares For	Shares Withheld
William L. Marshall	3,351,745,505.531	13,295,966.598
Patrick J. Riley	3,351,745,505.531	13,295,966.598
Richard D. Shirk	3,351,745,505.531	13,295,966.598
Bruce D. Taber	3,351,745,505.531	13,295,966.598
Scott F. Powers	3,351,745,505.531	13,295,966.598
Michael F. Holland	3,351,745,505.531	13,295,966.598
William L. Boyan	3,353,977,764.711	11,063,707.418
Rina K. Spence	3,363,342,520.701	1,698,951.428
Douglas T. Williams	3,351,745,505.531	13,295,966.598
James E. Ross	3,351,745,505.531	13,295,966.598

Proposal 2: To approve an Amended and Restated Master Trust:

For	Against	Abstentions	Broker Non-Votes
9,645,533,122.253	2,813,141,956.770	432,463,627.123	640,754,307.649

SSgA U.S. Treasury Money Market Fund:

Proposal 2: To approve an Amended and Restated Master Trust:

For	Against	Abstentions	Broker Non-Votes
3,767,605,453.220	694,431,916.680	219,647,670.030	0

Proposal 3 — To approve an Amended and Restated Rule 12b-1 Plan:

For	Against	Abstentions	Broker Non-Votes
3,994,982,254.790	657,263,633.350	29,439,151.790	0

Shareholder Requests for Additional Information	25

SSgA

Institutional Money Market Funds

Shareholder Requests for Additional Information — February 28, 2014

Proposal 4.A-4.F: To approve an amendment to the Fund’s fundamental investment restrictions with respect to:

Proposal 4.A — Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
4,430,283,980.680	236,178,189.460	15,222,869.790	0

Proposal 4.B — Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
4,424,194,570.760	242,267,599.380	15,222,869.790	0

Proposal 4.C — Making loans:

For	Against	Abstentions	Broker Non-Votes
4,424,194,570.750	242,267,599.390	15,222,869.790	0

Proposal 4.D — Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
4,424,194,570.750	242,267,599.380	15,222,869.790	0

Proposal 4.E — Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
4,424,194,570.760	242,267,599.380	15,222,869.790	0

Proposal 4.F — Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
4,222,077,360.240	219,421,433.930	240,186,245.760	0

Proposal 4.G-4.Q: To approve the elimination of the Fund’s fundamental investment restrictions with respect to:

Proposal 4.G — Pledging, mortgaging or hypothecating fund assets:

For	Against	Abstentions	Broker Non-Votes
4,220,232,044.180	446,230,125.960	15,222,869.790	0

Proposal 4.H — Purchasing or selling puts, calls or investing in straddles, spreads or any combination thereof:

For	Against	Abstentions	Broker Non-Votes
4,220,232,044.190	244,108,441.430	217,344,554.310	0

Proposal 4.I — Making short sales or purchasing securities on margin:

For	Against	Abstentions	Broker Non-Votes
4,220,232,044.180	244,108,441.440	217,344,554.310	0

Proposal 4.K — Investing in illiquid securities:

For	Against	Abstentions	Broker Non-Votes
4,422,421,337.700	244,111,237.440	15,152,464.790	0

Proposal 4.L — Purchasing interests in oil, gas or other mineral exploration or development programs:

For	Against	Abstentions	Broker Non-Votes
4,422,421,337.700	244,111,237.440	15,152,464.790	0

26	Shareholder Requests for Additional Information

SSgA

Institutional Money Market Funds

Shareholder Requests for Additional Information — February 28, 2014

Proposal 4.M — Investments for control:

For	Against	Abstentions	Broker Non-Votes
4,422,353,727.700	221,266,749.990	38,064,562.240	0

Proposal 4.Q — Certain interested transactions:

For	Against	Abstentions	Broker Non-Votes
4,220,232,044.180	244,108,441.440	217,344,554.310	0

Proposal 5 — To make the fundamental investment objective of the Fund non-fundamental:

For	Against	Abstentions	Broker Non-Votes
1,541,035,105.450	3,123,123,946.970	17,525,987.510	0

SSgA Prime Money Market Fund:

Proposal 2: To approve an Amended and Restated Master Trust:

For	Against	Abstentions	Broker Non-Votes
1,454,874,754.690	630,597,562.120	206,031,737.070	165,132,946.630

Proposal 3 — To approve an Amended and Restated Rule 12b-1 Plan:

For	Against	Abstentions	Broker Non-Votes
1,709,453,201.950	389,705,070.750	192,345,781.180	165,132,946.630

Proposal 4.A-4.F: To approve an amendment to the Fund’s fundamental investment restrictions with respect to:

Proposal 4.A — Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
1,959,529,337.990	125,942,978.820	206,031,737.070	165,132,946.630

Proposal 4.B — Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
1,951,616,239.980	133,454,261.240	206,433,552.660	165,132,946.630

Proposal 4.C — Making loans:

For	Against	Abstentions	Broker Non-Votes
1,952,623,507.260	132,848,809.550	206,031,737.070	165,132,946.630

Proposal 4.D — Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
1,952,018,055.570	133,454,261.240	206,031,737.070	165,132,946.630

Proposal 4.E — Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
1,954,063,127.720	131,409,189.090	206,031,737.070	165,132,946.630

Proposal 4.F — Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
1.974,363,710.040	111,108,606.770	206,031,737.070	165,132,946.630

Shareholder Requests for Additional Information	27

SSgA

Institutional Money Market Funds

Shareholder Requests for Additional Information — February 28, 2014

Proposal 4.G-4.Q: To approve the elimination of the Fund’s fundamental investment restrictions with respect to:

Proposal 4.G — Pledging, mortgaging or hypothecating fund assets:

For	Against	Abstentions	Broker Non-Votes
1,967,890,232.490	147,644,834.940	175,968,986.450	165,132,946.630

Proposal 4.H — Purchasing or selling puts, calls or investing in straddles, spreads or any combination thereof:

For	Against	Abstentions	Broker Non-Votes
1,935,055,860.440	132,014,640.780	206,433,552.660	165,132,946.630

Proposal 4.I — Making short sales or purchasing securities on margin:

For	Against	Abstentions	Broker Non-Votes
1,953,055,860.440	132,014,640.780	206,433,552.660	165,132,946.630

Proposal 4.J — Diversification of investments:

For	Against	Abstentions	Broker Non-Votes
1,958,724,792.010	126,747,524.800	206,031,737.070	165,132,946.630

Proposal 4.K — Investing in illiquid securities:

For	Against	Abstentions	Broker Non-Votes
1,952,221,691.670	132,848.809.550	206,433,552.660	165,132,946.630

Proposal 4.L — Purchasing interests in oil, gas or other mineral exploration or development programs:

For	Against	Abstentions	Broker Non-Votes
1,968,292,048.080	117,180,268.730	206,031,737.070	165,132,946.630

Proposal 4.M — Investments for control:

For	Against	Abstentions	Broker Non-Votes
1,967,890,232.490	117,180,268.730	206,433,552.660	165,132,946.630

Proposal 4.N — Investments if the Investment Company’s officers, Directors, Adviser or any of their affiliates beneficially own a certain percent of the securities of such issuer:

For	Against	Abstentions	Broker Non-Votes
1,997,456,721.240	88,015,595.570	206,031,737.070	165,132,946.630

Proposal 4.O — Investing in new issuers:

For	Against	Abstentions	Broker Non-Votes
1,980,464,994.790	105,007,322.020	206,031,737.070	165,132,946.630

Proposal 4.Q — Certain interested transactions:

For	Against	Abstentions	Broker Non-Votes
1,952,221,691.670	133,250,625.140	206,031,737.070	165,132,946.630

Proposal 5 — To make the fundamental investment objective of the Fund non-fundamental:

For	Against	Abstentions	Broker Non-Votes
981,019,247.960	1,104,444,848.960	206,039,956.960	165,132,946.630

28	Shareholder Requests for Additional Information

SSgA

Institutional Money Market Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Officers

Ellen M. Needham, President, Chief Executive Officer and Principal Executive Officer

Laura F. Dell, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President

Brian Harris, Chief Compliance Officer

David James, Secretary and Chief Legal Officer

Kristin M. Schantz, Assistant Secretary

Chad C. Hallett, Assistant Treasurer

Caroline Connolly, Assistant Treasurer

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center,

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Legal Counsel (Effective May 1, 2014)

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as administrator, custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

Fund Management and Service Providers	29

IBG-11338	SSGAIMMFDSAR

S&P 500 Index Fund

Semiannual Report

February 28, 2014

SSgA Funds

S&P 500 Index Fund

Semiannual Report

February 28, 2014 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA

S&P 500 Index Fund

Shareholder Expense Example — February 28, 2014 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example of the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2013 to February 28, 2014.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
September 1, 2013	$1,000.00	$1,000.00
Ending Account Value
February 28, 2014	$1,149.40	$1,024.06
Expenses Paid During Period*	$0.80	$0.75

*	Expenses are equal to the Fund’s annualized expense ratio of 0.15% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

S&P 500 Index Fund	3

SSgA

S&P 500 Index Fund

Presentation of Master Portfolio Holdings — February 28, 2014 (Unaudited)

Categories	% of Master Portfolio Net Assets

Common Stock
Consumer Discretionary	13.0
Consumer Staples	9.2
Energy	9.8
Financials	16.6
Health Care	13.1
Industrials	10.9
Information Technology	16.8
Materials	3.6
Telecommunication Services	2.5
Utilities	3.0
U.S. Government Securities	0.1
Money Market Fund	1.1

Total Investments	99.7
Other Assets and Liabilities, Net	0.3

	100.0

Futures Contracts	0.0	*

*	Less than 0.05% of net assets.

4	S&P 500 Index Fund

SSgA

S&P 500 Index Fund

Statement of Assets and Liabilities — February 28, 2014 (Unaudited)

Assets
Investments in Master Portfolio, at value	$1,377,296,355
Receivables:
Fund shares sold	1,338,577
Prepaid expenses	10,878

Total assets	1,378,645,810

Liabilities
Payables:
Fund shares redeemed	1,359,716
Accrued fees to affiliates and trustees	114,461
Other accrued expenses	39,407

Total liabilities	1,513,584

Net Assets	$1,377,132,226

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$4,422,807
Accumulated net realized gain (loss) allocated from Master Portfolio	(108,246,854)
Unrealized appreciation (depreciation) allocated from Master Portfolio on:
Investments	925,258,989
Futures contracts	1,338,007
Shares of beneficial interest	46,110
Additional paid-in-capital	554,313,167

Net Assets	$1,377,132,226

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$29.87
Net assets	$1,377,132,226
Shares of beneficial interest outstanding ($0.001 par value)	46,109,854

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities	5

SSgA

S&P 500 Index Fund

Statement of Operations — For the Period Ended February 28, 2014 (Unaudited)

Investment Income Allocated From Master Portfolio
Dividends (net of foreign taxes withheld of $33,358)	$13,626,832
Interest	10,574
Expenses	(295,594)

Total investment income allocated from Master Portfolio	13,341,812

Fund Level Expenses
Administration fees	73,670
Custodian fees	13,410
Distribution fees	241,874
Transfer agent fees	101,849
Professional fees	23,518
Registration fees	27,823
Shareholder servicing fees	106,748
Trustees’ fees	21,467
Insurance fees	16,909
Printing fees	33,626
Miscellaneous	4,278

Net Fund Level expenses	665,172

Net investment income (loss)	12,676,640

Net Realized and Unrealized Gain (Loss) Allocated From Master Portfolio
Net realized gain (loss) on:
Investments	2,779,676
Futures contracts	3,453,047

Net realized gain (loss)	6,232,723

Net change in unrealized appreciation (depreciation) on:
Investments	162,169,297
Futures contracts	880,446

Net change in unrealized appreciation (depreciation)	163,049,743

Net realized and unrealized gain (loss)	169,282,466

Net Increase (Decrease) in Net Assets from Operations	$181,959,106

See accompanying notes which are an integral part of the financial statements.

6	Statement of Operations

SSgA

S&P 500 Index Fund

Statements of Changes in Net Assets

	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$12,676,640	$24,355,033
Net realized gain (loss)	6,232,723	15,802,859
Net change in unrealized appreciation (depreciation)	163,049,743	157,692,229

Net increase (decrease) in net assets from operations	181,959,106	197,850,121

Distributions
From net investment income	(14,209,830)	(23,702,540)
From net realized gain	(14,759,296)	(14,123,147)

Net decrease in net assets from distributions	(28,969,126)	(37,825,687)

Share Transactions
Net increase (decrease) in net assets from share transactions	2,214,435	(69,358,165)

Total Net Increase (Decrease) in Net Assets	155,204,415	90,666,269

Net Assets
Beginning of period	1,221,927,811	1,131,261,542

End of period	$1,377,132,226	$1,221,927,811

Undistributed (overdistributed) net investment income included in net assets	$4,422,807	$5,955,997

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	7

SSgA

S&P 500 Index Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
S&P 500 Index Fund
February 28, 2014*	26.57	0.27	3.66	3.93	(0.31)	(0.32)
August 31, 2013	23.18	0.52	3.67	4.19	(0.50)	(0.30)
August 31, 2012	20.09	0.47	3.09	3.56	(0.47)	—
August 31, 2011	17.31	0.38	2.78	3.16	(0.38)	—
August 31, 2010	16.83	0.33	0.48	0.81	(0.33)	—
August 31, 2009	21.17	0.37	(4.30)	(3.93)	(0.41)	—

*	For the six months ended February 28, 2014 (Unaudited)
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Expense ratios include the Fund’s share of the Master Portfolio’s allocated expenses.

See accompanying notes which are an integral part of the financial statements.

8	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate of the Master Portfolio(c)

(0.63)	29.87	14.94	1,377,132	0.15	0.15	1.94	1
(0.80)	26.57	18.54	1,221,928	0.17	0.17	2.08	2
(0.47)	23.18	18.00	1,131,262	0.18	0.19	2.21	19
(0.38)	20.09	18.26	1,126,485	0.18	0.19	1.82	2
(0.33)	17.31	4.77	1,246,140	0.18	0.19	1.84	13
(0.41)	16.83	(18.29)	1,375,449	0.18	0.20	2.45	8

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	9

SSgA

S&P 500 Index Fund

Notes to Financial Statements — February 28, 2014 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 12 investment portfolios that were in operation as of February 28, 2014. These financial statements report on the SSgA S&P 500 Index Fund (the “Fund”). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests substantially all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Master Portfolio”). The Fund has the same investment objective as the Master Portfolio and investment policies that are substantially similar to those of the Master Portfolio in which it invests. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio (approximately 50.35% at February 28, 2014). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

The Fund values its investment in the Master Portfolio for the period ended February 28, 2014 using Level 1 inputs. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, preferred stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

10	Notes to Financial Statements

SSgA

S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Fund and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the footnotes to the Schedule of Investments for the Fund.

The level associated with valuing the Fund’s investments for the period ended February 28, 2014 was Level 1 for the Fund.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund’s shareholders without regard to the income and capital gains (or losses) of the other funds of the Investment Company.

Notes to Financial Statements	11

SSgA

S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

It is the Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986 (the “Code”), as amended. This requires the Fund to distribute an amount sufficient to avoid any excise tax under Section 4982 of the Code. Therefore, for the period ended February 28, 2014 the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund files a U.S. tax return. At February 28, 2014, the Fund had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions it had taken or expects to take in future tax returns. While the statue of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ended August 31, 2010 through August 31, 2013, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Capital Loss Carryovers

At February 28, 2014, the Fund had no tax basis capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carry forwards. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Expenses

Expenses allocated from the Master Portfolio are recorded and identified separately in the Statement of Operations. The Fund also pays certain other expenses which can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all funds of the Investment Company based principally on their relative net assets.

Contractual Obligation/Indemnification

Under the Investment Company’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Fund enters into contracts that contain a variety of representations and obligations including general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12	Notes to Financial Statements

SSgA

S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

3.	Investment Transactions

Securities

Net daily increases and decreases in the Fund’s investment in the Master Portfolio aggregated to the following, for the period ended February 28, 2014:

	Increases	Decreases

S&P 500 Index Fund	$52,140,783	$80,211,022

4.	Related Party Transactions, Fees and Expenses

Adviser and Affiliates

The Fund is allocated a charge for a management fee from the Master Portfolio, calculated daily at an annual rate of 0.045% of average daily net assets. This fee relates to the advisory, custody and administration services fees provided by the Master Portfolio on behalf of its investors. SSgA Funds Management, Inc. (the “Adviser”) manages the Fund pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Investment Company and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arms of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations.

The Adviser is contractually obligated until December 31, 2014 to waive its management fee and to reimburse the Fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.18% of average daily net assets on an annual basis. The total amount of the reimbursement for the period ended February 28, 2014 was $0. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Fund’s transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Fund pays annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for the Fund. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”) provides custody and fund accounting services to the Fund pursuant to an Amended and Restated Custodian Contract dated April 11, 2012. For these services, the Fund pays State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation.

Administrator

State Street (the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2013 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Investment Company: $0 to $10 billion — 0.0175%; next $10 billion — 0.0125%; next $10 billion — 0.0075% and 0.0050% thereafter. In addition, the Investment Company pays additional fees to the Administrator for certain services and reimburses the Administrator for out-of-pocket expenses. Prior to January 1, 2013, Russell Fund Services Company (“RFSC”) served as administrator at an annual fee based on the following percentages of the average daily net assets of the Funds: $0 to $1 billion — 0.0315%; over $1 billion — 0.01%. In addition, RFSC charged a flat fee of $30,000 per year to the Fund if it had less than $500 million in assets under management.

Notes to Financial Statements	13

SSgA

S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor” or “SSGM”) promotes and offers shares of the Investment Company pursuant to an Amended and Restated Distribution Agreement dated April 11, 2012. The Distributor may enter into agreements with other related and non-related parties which act as agents to offer and sell shares of the Fund. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation. The Investment Company has entered into a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Investment Company has adopted a shareholder service agreement with State Street, and the following entities related to State Street: SSGM, Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, the Fund pays 0.025% to State Street, and a fee to each of the Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the maximum of 0.05%.

For the period ended February 28, 2014, the Fund paid the following shareholder servicing expenses to the Agents:

State Street

S&P 500 Index Fund	$15,717

The Fund did not make any payments to SSGM, Fiduciary Investors Services or High Net Worth Services during the period.
Total shareholder servicing payments shall not exceed 0.20% of the average daily net assets of the Fund on an annual basis. The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Fund’s responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the Fund’s shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuation. As of February 28, 2014, the S&P 500 Index Fund had no carryover expenses.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2014 were as follows:

S&P 500 Index Fund

Administration fees	$13,136
Custodian fees	3,829
Distribution fees	54,415
Shareholder servicing fees	21,964
Transfer agent fees	12,027
Trustees’ fees	9,090

$114,461

14	Notes to Financial Statements

SSgA

S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2014 (Unaudited)

5.	Fund Share Transactions

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Dollars	Shares	Dollars

S&P 500 Index Fund
Proceeds from shares sold	5,297,320	$151,328,582	11,696,984	$292,081,370
Proceeds from reinvestment of distributions	970,170	27,312,248	1,512,714	35,797,392
Payments for shares redeemed	(6,154,319)	(176,426,395)	(16,012,092)	(397,236,927)

Total net increase (decrease)	113,171	$2,214,435	(2,802,394)	$(69,358,165)

6.	Interfund Lending Program

The Fund participates in a joint lending and borrowing facility (the “Interfund Lending Program”). Portfolios of the Fund may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the Interfund Lending Program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Fund will borrow through the Interfund Lending Program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2014, the Fund did not utilize the Interfund Lending Program.

7.	Contingency Note

On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company (“Tribune”). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the “LBO”) and sold their shares for $34 per share in cash, including the SSgA S&P 500 Index Fund. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the “Lawsuits”). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. On September 23, 2013, the United States District Court dismissed one of the Lawsuits. On September 30, 2013 the plaintiffs appealed that dismissal. The Lawsuits seek to recover, for the benefit of Tribune’s bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune’s payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code’s and various states’ fraudulent transfer laws. However, the Lawsuits proceed on different legal theories; the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers. The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value.

Notes to Financial Statements	15

SSgA

S&P 500 Index Fund

Shareholder Requests for Additional Information — February 28, 2014 (Unaudited)

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling (800) 647-7327 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

Shareholder Meeting Results

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 19, 2013 which was adjourned to January 24, 2014, February 19, 2014 and February 27, 2014 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the following tables.

All Funds

Proposal 1: To elect the following as Trustees of the Trust:

Proposed Trustee	Shares For	Shares Withheld
William L. Marshall	3,351,745,505.531	13,295,966.598
Patrick J. Riley	3,351,745,505.531	13,295,966.598
Richard D. Shirk	3,351,745,505.531	13,295,966.598
Bruce D. Taber	3,351,745,505.531	13,295,966.598
Scott F. Powers	3,351,745,505.531	13,295,966.598
Michael F. Holland	3,351,745,505.531	13,295,966.598
William L. Boyan	3,353,977,764.711	11,063,707.418
Rina K. Spence	3,363,342,520.701	1,698,951.428
Douglas T. Williams	3,351,745,505.531	13,295,966.598
James E. Ross	3,351,745,505.531	13,295,966.598

Proposal 2: To approve an Amended and Restated Master Trust:

For	Against	Abstentions	Broker Non-Votes
9,645,533,122.253	2,813,141,956.770	432,463,627.123	640,754,307.649

SSgA S&P 500 Index Fund:

Proposal 2: To approve an Amended and Restated Master Trust:

For	Against	Abstentions	Broker Non-Votes
17,576,326.188	1,112,588.797	140,898.776	7,294,751.567

Proposal 3 — To approve an Amended and Restated Rule 12b-1 Plan:

For	Against	Abstentions	Broker Non-Votes
17,533,012.396	807,154.390	489,646.975	7,294,751.567

16	Shareholder Requests for Additional Information

SSgA

S&P 500 Index Fund

Shareholder Requests for Additional Information — February 28, 2014 (Unaudited), continued

Proposal 4.A-4.F: To approve an amendment to the Fund’s fundamental investment restrictions with respect to:

Proposal 4.A — Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
18,348,245.659	349,875.159	131,693.193	7,294,751.317

Proposal 4.B — Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
17,969,011.697	728,936.022	131,866.292	7,294,751.317

Proposal 4.C — Making loans:

For	Against	Abstentions	Broker Non-Votes
17,946,000.298	746,450.288	137,363.425	7,294,751.317

Proposal 4.D — Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
17,973,279.358	725,703.395	130,831.258	7,294,751.317

Proposal 4.E — Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
17,980,492.283	717,880.804	131,440.924	7,294,751.317

Proposal 4.F — Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
17,978,439.165	721,175.746	130,199.100	7,294,751.317

Proposal 4.J-4.Q: To approve the elimination of the Fund’s fundamental investment restrictions with respect to:

Proposal 4.J — Diversification of investments:

For	Against	Abstentions	Broker Non-Votes
17,999,850.887	693,053.349	136,909.775	7,294,751.317

Proposal 4.Q — Certain interested transactions:

For	Against	Abstentions	Broker Non-Votes
17,978,045.623	714,478.119	137,290.269	7,294,751.317

Shareholder Requests for Additional Information	17

SSgA

S&P 500 Index Fund

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Officers

Ellen M. Needham, President, Chief Executive Officer and Principal Executive Officer

Laura F. Dell, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President

Brian Harris, Chief Compliance Officer

David James, Secretary and Chief Legal Officer

Kristin M. Schantz, Assistant Secretary

Chad C. Hallett, Assistant Treasurer

Caroline Connolly, Assistant Treasurer

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center,

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Legal Counsel (Effective May 1, 2014)

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Distributor:    State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as administrator, custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

18	Fund Management and Service Providers

State Street Equity 500 Index Portfolio

Portfolio of Investments — February 28, 2014 (Unaudited)

	Shares	Market Value

Common Stocks - 98.5%
Consumer Discretionary - 13.0%
Amazon.com, Inc. (a)	59,492	$21,542,053
AutoNation, Inc. (a)	10,363	545,508
AutoZone, Inc. (a)	5,764	3,103,568
Bed Bath & Beyond, Inc. (a)	36,545	2,478,482
Best Buy Co., Inc.	42,119	1,121,629
BorgWarner, Inc.	37,000	2,273,650
Cablevision Systems Corp.	35,600	626,560
CarMax, Inc. (a)	37,200	1,801,596
Carnival Corp.	70,650	2,801,979
CBS Corp. Class B	91,203	6,117,897
Chipotle Mexican Grill, Inc. (a)	5,100	2,882,571
Coach, Inc.	44,828	2,188,055
Comcast Corp. Class A	421,348	21,779,478
D.R. Horton, Inc.	46,076	1,131,627
Darden Restaurants, Inc.	20,588	1,051,223
Delphi Automotive PLC	45,500	3,028,935
DIRECTV (a)	79,577	6,175,175
Discovery Communications, Inc. Class A (a)	37,200	3,099,504
Dollar General Corp. (a)	48,200	2,887,180
Dollar Tree, Inc. (a)	31,200	1,708,824
eBay, Inc. (a)	188,903	11,101,829
Expedia, Inc.	17,357	1,363,045
Family Dollar Stores, Inc.	15,558	1,019,049
Ford Motor Co.	644,398	9,917,285
Fossil Group, Inc. (a)	8,800	1,011,208
GameStop Corp. Class A	19,500	727,545
Gannett Co., Inc.	39,574	1,177,327
Gap, Inc.	44,098	1,929,288
Garmin Ltd.	22,600	1,212,716
General Motors Co. (a)	211,500	7,656,300
Genuine Parts Co.	25,209	2,220,661
Goodyear Tire & Rubber Co.	39,357	1,057,523
Graham Holdings Co. Class B	660	474,342
H&R Block, Inc.	43,615	1,379,979
Harley-Davidson, Inc.	35,801	2,365,014
Harman International Industries, Inc.	12,021	1,258,959
Hasbro, Inc.	17,825	983,227
Home Depot, Inc.	227,812	18,687,418
Host Hotels & Resorts, Inc.	118,721	2,335,242
International Game Technology	39,819	600,869
Interpublic Group of Cos., Inc.	71,894	1,273,962
Johnson Controls, Inc.	107,886	5,329,568
Kohl’s Corp.	34,533	1,940,409
L Brands, Inc.	39,567	2,228,809
Lennar Corp. Class A	25,931	1,137,852
Lowe’s Cos., Inc.	171,762	8,593,253
Macy’s, Inc.	61,423	3,553,935
Marriott International, Inc. Class A	39,050	2,117,681
Mattel, Inc.	55,276	2,062,348
McDonald’s Corp.	161,125	15,331,044

	Shares	Market Value
McGraw Hill Financial, Inc.	44,366	$3,534,196
Michael Kors Holdings, Ltd. (a)	29,100	2,852,673
Mohawk Industries, Inc. (a)	9,900	1,401,147
NetFlix, Inc. (a)	9,500	4,233,485
Newell Rubbermaid, Inc.	47,893	1,537,844
News Corp. Class A (a)	80,202	1,470,103
NIKE, Inc. Class B	121,604	9,521,593
Nordstrom, Inc.	23,633	1,452,957
O’Reilly Automotive, Inc. (a)	17,700	2,670,045
Omnicom Group, Inc.	41,741	3,158,959
PetSmart, Inc.	17,300	1,160,138
Priceline.com, Inc. (a)	8,390	11,316,768
PulteGroup, Inc.	54,705	1,148,258
PVH Corp.	13,000	1,643,590
Ralph Lauren Corp.	9,515	1,532,676
Ross Stores, Inc.	35,900	2,613,520
Scripps Networks Interactive, Inc. Class A	17,635	1,432,667
Snap-on, Inc.	9,212	1,033,310
Stanley Black & Decker, Inc.	25,707	2,134,709
Staples, Inc.	110,033	1,495,348
Starbucks Corp.	123,161	8,739,505
Starwood Hotels & Resorts Worldwide, Inc.	31,247	2,576,628
Target Corp.	102,816	6,430,113
Tiffany & Co.	16,380	1,527,435
Time Warner Cable, Inc.	46,071	6,466,065
Time Warner, Inc.	144,091	9,672,829
TJX Cos., Inc.	112,612	6,921,134
Tractor Supply Co.	22,500	1,587,600
TripAdvisor, Inc. (a)	18,157	1,820,058
Twenty-First Century Fox, Inc.	315,909	10,595,588
Urban Outfitters, Inc. (a)	18,300	685,152
V.F. Corp.	57,572	3,373,143
Viacom, Inc. Class B	64,522	5,660,515
Walt Disney Co.	264,445	21,369,800
Whirlpool Corp.	12,661	1,831,160
Wyndham Worldwide Corp.	22,699	1,654,303
Wynn Resorts, Ltd.	12,700	3,079,623
Yum! Brands, Inc.	72,292	5,355,391

		357,083,209

Consumer Staples - 9.2%
Altria Group, Inc.	319,199	11,574,156
Archer-Daniels-Midland Co.	107,024	4,345,174
Avon Products, Inc.	67,660	1,046,700
Beam, Inc.	26,245	2,177,285
Brown-Forman Corp. Class B	26,182	2,194,052
Campbell Soup Co.	28,865	1,250,143
Clorox Co.	20,543	1,792,993
Coca-Cola Co.	609,422	23,279,920
Coca-Cola Enterprises, Inc.	40,801	1,920,911
Colgate-Palmolive Co.	139,802	8,783,760
ConAgra Foods, Inc.	68,575	1,947,530

State Street Equity 500 Index Portfolio	19

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2014 (Unaudited)

	Shares	Market Value

Constellation Brands, Inc. Class A (a)	26,926	$2,181,814
Costco Wholesale Corp.	69,389	8,104,635
CVS Caremark Corp.	192,032	14,045,221
Dr Pepper Snapple Group, Inc.	32,700	1,703,997
Estee Lauder Cos., Inc. Class A	41,204	2,836,483
General Mills, Inc.	103,664	5,186,310
Hormel Foods Corp.	21,200	1,005,940
Kellogg Co.	41,835	2,538,966
Kimberly-Clark Corp.	61,800	6,819,630
Kraft Foods Group, Inc.	96,669	5,342,896
Kroger Co.	84,176	3,530,342
Lorillard, Inc.	61,383	3,011,450
McCormick & Co., Inc.	20,753	1,377,999
Molson Coors Brewing Co. Class B	25,162	1,429,957
Mondelez International, Inc. Class A	281,909	9,593,363
Monster Beverage Corp. (a)	22,700	1,679,800
PepsiCo, Inc.	245,854	19,685,530
Philip Morris International, Inc.	259,499	20,996,064
Procter & Gamble Co.	436,919	34,368,049
Reynolds American, Inc.	52,074	2,646,921
Safeway, Inc.	37,164	1,391,792
Sysco Corp.	95,709	3,447,438
The Hershey Co.	24,282	2,569,521
The J.M. Smucker Co.	17,160	1,716,172
Tyson Foods, Inc. Class A	44,235	1,745,071
Wal-Mart Stores, Inc.	259,302	19,369,859
Walgreen Co.	141,018	9,582,173
Whole Foods Market, Inc.	60,066	3,246,567

		251,466,584

Energy - 9.8%
Anadarko Petroleum Corp.	81,626	6,869,644
Apache Corp.	65,125	5,163,761
Baker Hughes, Inc.	71,973	4,554,452
Cabot Oil & Gas Corp.	67,500	2,362,500
Cameron International Corp. (a)	39,700	2,543,182
Chesapeake Energy Corp.	83,182	2,155,246
Chevron Corp. (b)	309,146	35,653,808
ConocoPhillips	198,530	13,202,245
Consol Energy, Inc.	37,173	1,490,637
Denbury Resources, Inc.	61,500	1,006,140
Devon Energy Corp.	63,951	4,119,723
Diamond Offshore Drilling, Inc.	11,500	543,950
Ensco PLC Class A	38,000	2,001,080
EOG Resources, Inc.	44,917	8,508,178
EQT Corp.	24,100	2,465,189
ExxonMobil Corp. (b)	703,447	67,720,843
FMC Technologies, Inc. (a)	38,600	1,939,264
Halliburton Co.	138,434	7,890,738
Helmerich & Payne, Inc.	17,300	1,708,375
Hess Corp.	44,301	3,545,409
Kinder Morgan, Inc.	108,526	3,456,553

	Shares	Market Value
Marathon Oil Corp.	108,577	$3,637,330
Marathon Petroleum Corp.	47,488	3,988,992
Murphy Oil Corp.	28,841	1,712,290
Nabors Industries, Ltd.	48,204	1,109,656
National Oilwell Varco, Inc.	70,757	5,451,119
Newfield Exploration Co. (a)	20,600	580,714
Noble Corp. PLC	39,400	1,223,370
Noble Energy, Inc.	57,920	3,982,579
Occidental Petroleum Corp.	128,644	12,416,719
Peabody Energy Corp.	44,124	774,817
Phillips 66	94,965	7,109,080
Pioneer Natural Resources Co.	22,300	4,486,314
QEP Resources, Inc.	27,068	783,077
Range Resources Corp.	26,600	2,288,930
Rowan Cos. PLC Class A (a)	19,620	654,523
Schlumberger, Ltd.	213,058	19,814,394
Southwestern Energy Co. (a)	56,300	2,327,442
Spectra Energy Corp.	107,798	4,018,710
Tesoro Corp.	23,165	1,181,647
Transocean, Ltd.	55,100	2,336,240
Valero Energy Corp.	87,909	4,217,874
Williams Cos., Inc.	110,968	4,582,978
WPX Energy, Inc. (a)	30,856	543,683

		268,123,395

Financials - 16.6%
ACE, Ltd.	53,600	5,245,832
AFLAC, Inc.	75,490	4,837,399
Allstate Corp.	70,906	3,847,360
American Express Co.	147,164	13,433,130
American International Group, Inc.	234,933	11,692,615
American Tower Corp. REIT	64,100	5,222,227
Ameriprise Financial, Inc.	32,307	3,521,140
Aon PLC	49,547	4,241,223
Apartment Investment & Management Co. Class A	22,952	686,035
Assurant, Inc.	12,531	822,409
AvalonBay Communities, Inc.	19,298	2,488,863
Bank of America Corp.	1,729,471	28,588,156
BB&T Corp.	114,470	4,326,966
Berkshire Hathaway, Inc. Class B (a)	289,303	33,495,501
BlackRock, Inc.	20,434	6,229,101
Boston Properties, Inc.	24,767	2,784,554
Capital One Financial Corp.	91,263	6,701,442
CBRE Group, Inc. (a)	49,575	1,385,621
Charles Schwab Corp.	186,393	4,941,278
Chubb Corp.	41,475	3,628,233
Cincinnati Financial Corp.	23,114	1,083,584
Citigroup, Inc.	491,620	23,907,481
CME Group, Inc.	50,655	3,739,352
Comerica, Inc.	29,944	1,442,702
DDR Corp. REIT	1,532	25,462
Discover Financial Services	79,005	4,533,307

20	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2014 (Unaudited)

	Shares	Market Value

E*Trade Financial Corp. (a)	44,931	$1,009,600
Equity Residential	54,057	3,160,713
Fifth Third Bancorp	141,716	3,074,529
Franklin Resources, Inc.	62,840	3,346,230
General Growth Properties, Inc. REIT	90,400	1,990,608
Genworth Financial, Inc. Class A (a)	82,251	1,278,181
Goldman Sachs Group, Inc.	67,934	11,307,614
Hartford Financial Services Group, Inc.	74,097	2,607,473
HCP, Inc.	73,400	2,845,718
Health Care REIT, Inc.	46,100	2,707,914
Hudson City Bancorp, Inc.	76,692	728,574
Huntington Bancshares, Inc.	141,956	1,352,841
IntercontinentalExchange Group, Inc.	18,862	3,939,140
Invesco Ltd.	72,200	2,476,460
J.P. Morgan Chase & Co.	604,215	34,331,496
KeyCorp	148,675	1,958,050
Kimco Realty Corp.	66,569	1,481,826
Legg Mason, Inc.	18,042	829,210
Leucadia National Corp.	55,236	1,543,294
Lincoln National Corp.	42,992	2,155,189
Loews Corp.	49,231	2,140,564
M&T Bank Corp.	20,937	2,441,045
Marsh & McLennan Cos., Inc.	88,553	4,264,712
Mastercard, Inc. Class A	167,700	13,033,644
MetLife, Inc.	183,696	9,307,876
Moody’s Corp.	31,466	2,485,814
Morgan Stanley	224,130	6,903,204
NASDAQ OMX Group, Inc.	18,400	706,376
Northern Trust Corp.	36,406	2,251,711
Paychex, Inc.	52,838	2,206,515
People’s United Financial, Inc.	57,000	807,690
PNC Financial Services Group, Inc.	85,717	7,009,936
Principal Financial Group, Inc.	43,391	1,967,782
Progressive Corp.	88,101	2,157,593
ProLogis, Inc.	81,099	3,340,468
Prudential Financial, Inc.	75,539	6,389,089
Public Storage, Inc.	23,087	3,901,703
Regions Financial Corp.	226,389	2,408,779
Simon Property Group, Inc.	50,815	8,195,951
SLM Corp.	69,254	1,657,941
State Street Corp. (c)	72,725	4,775,851
SunTrust Banks, Inc.	86,518	3,259,998
T. Rowe Price Group, Inc.	42,275	3,431,462
The Bank of New York Mellon Corp.	187,085	5,986,720
The Macerich Co. REIT	21,800	1,310,834
Torchmark Corp.	14,931	1,157,302
Total System Services, Inc.	26,575	809,474
Travelers Cos., Inc.	57,304	4,804,367
U.S. Bancorp	295,952	12,175,465

	Shares	Market Value
Unum Group	40,929	$1,423,511
Ventas, Inc.	46,600	2,909,238
Visa, Inc. Class A	82,400	18,617,456
Vornado Realty Trust	28,014	2,697,468
Wells Fargo & Co.	774,549	35,954,565
Western Union Co.	86,585	1,448,567
XL Group PLC	44,968	1,367,027
Zions Bancorp.	30,453	950,134

		453,633,465

Health Care - 13.1%
Abbott Laboratories	252,406	10,040,711
AbbVie, Inc.	257,506	13,109,631
Actavis PLC (a)	27,946	6,171,036
Aetna, Inc.	60,559	4,403,245
Alexion Pharmaceuticals, Inc. (a)	32,400	5,728,320
Allergan, Inc.	49,192	6,247,384
AmerisourceBergen Corp.	36,686	2,489,145
Amgen, Inc.	122,345	15,173,227
Baxter International, Inc.	88,461	6,148,040
Becton Dickinson and Co.	31,397	3,617,562
Biogen Idec, Inc. (a)	38,231	13,024,537
Boston Scientific Corp. (a)	219,034	2,869,345
Bristol-Myers Squibb Co.	267,316	14,373,581
C.R. Bard, Inc.	12,897	1,859,232
Cardinal Health, Inc.	53,957	3,859,544
CareFusion Corp. (a)	33,878	1,373,075
Celgene Corp. (a)	66,818	10,740,994
Cerner Corp. (a)	50,100	3,074,637
CIGNA Corp.	45,996	3,660,822
Covidien PLC	75,000	5,396,250
DaVita HealthCare Partners, Inc. (a)	30,700	2,110,011
Dentsply International, Inc.	23,300	1,057,354
Edwards Lifesciences Corp. (a)	19,000	1,325,440
Eli Lilly & Co.	160,675	9,577,837
Express Scripts Holding Co. (a)	130,714	9,844,071
Forest Laboratories, Inc. (a)	37,402	3,649,313
Gilead Sciences, Inc. (a)	247,998	20,531,754
Hospira, Inc. (a)	25,303	1,095,114
Humana, Inc.	25,207	2,834,779
Intuitive Surgical, Inc. (a)	6,300	2,802,429
Johnson & Johnson	453,749	41,799,358
Laboratory Corp. of America Holdings (a)	15,422	1,442,574
McKesson Corp.	37,255	6,595,998
Mead Johnson Nutrition Co.	32,618	2,659,998
Medtronic, Inc.	161,978	9,598,816
Merck & Co., Inc.	472,370	26,920,366
Mylan, Inc. (a)	63,209	3,512,524
Patterson Cos., Inc.	12,894	530,717
Perrigo Co. PLC	20,800	3,420,352
Pfizer, Inc.	1,047,281	33,628,193
Quest Diagnostics, Inc.	25,600	1,356,800

State Street Equity 500 Index Portfolio	21

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2014 (Unaudited)

	Shares	Market Value

Regeneron Pharmaceuticals, Inc. (a)	12,600	$4,189,500
St Jude Medical, Inc.	46,626	3,138,862
Stryker Corp.	48,289	3,874,709
Tenet Healthcare Corp. (a)	15,542	685,713
UnitedHealth Group, Inc.	160,696	12,416,980
Varian Medical Systems, Inc. (a)	18,060	1,513,970
Vertex Pharmaceuticals, Inc. (a)	37,500	3,032,250
WellPoint, Inc.	46,238	4,188,700
Zimmer Holdings, Inc.	26,952	2,529,176
Zoetis, Inc.	79,448	2,464,477

		357,688,453

Industrials - 10.9%
3M Co.	102,272	13,779,107
ADT Corp.	28,950	889,055
Allegion PLC (a)	14,833	806,174
AMETEK, Inc.	39,400	2,097,656
Amphenol Corp. Class A	26,100	2,297,322
Avery Dennison Corp.	15,388	766,630
Boeing Co.	110,588	14,257,005
Caterpillar, Inc.	103,179	10,005,268
CH Robinson Worldwide, Inc.	25,861	1,341,151
Cintas Corp.	17,588	1,066,888
CSX Corp.	158,914	4,403,507
Cummins, Inc.	28,358	4,137,999
Danaher Corp.	97,472	7,455,633
Deere & Co.	62,337	5,356,618
Delta Air Lines, Inc.	139,300	4,626,153
Dover Corp.	27,895	2,630,499
Eaton Corp. PLC	74,824	5,590,101
Emerson Electric Co.	112,748	7,357,934
Equifax, Inc.	19,983	1,400,009
Expeditors International of Washington, Inc.	34,020	1,344,130
Fastenal Co.	44,300	2,090,517
FedEx Corp.	47,900	6,386,507
First Solar, Inc. (a)	10,570	603,230
Flir Systems, Inc.	23,500	802,290
Flowserve Corp.	21,900	1,778,499
Fluor Corp.	26,060	2,024,601
Fortune Brands Home & Security, Inc.	1,145	53,517
General Dynamics Corp.	54,061	5,921,842
General Electric Co.	1,627,433	41,450,719
Honeywell International, Inc.	127,181	12,010,974
Illinois Tool Works, Inc.	66,271	5,467,357
Ingersoll-Rand PLC	44,500	2,720,730
Iron Mountain, Inc.	26,910	731,952
Jacobs Engineering Group, Inc. (a)	20,400	1,237,260
Joy Global, Inc.	17,200	946,000
Kansas City Southern	17,500	1,643,600
L-3 Communications Holdings, Inc.	14,403	1,662,106

	Shares	Market Value
Leggett & Platt, Inc.	24,198	$775,546
Lockheed Martin Corp.	43,552	7,068,490
Masco Corp.	57,123	1,333,822
Nielsen Holdings NV	41,200	1,950,408
Norfolk Southern Corp.	50,055	4,600,555
Northrop Grumman Corp.	35,011	4,237,381
PACCAR, Inc.	56,774	3,738,000
Pall Corp.	18,609	1,600,374
Parker Hannifin Corp.	23,903	2,881,507
Pentair, Ltd.	33,495	2,706,731
Pitney Bowes, Inc.	29,727	756,552
Precision Castparts Corp.	24,007	6,190,925
Quanta Services, Inc. (a)	35,000	1,232,350
Raytheon Co.	52,382	5,128,722
Republic Services, Inc.	47,503	1,620,327
Robert Half International, Inc.	23,540	963,728
Rockwell Automation, Inc.	22,505	2,764,514
Rockwell Collins, Inc.	22,531	1,859,709
Roper Industries, Inc.	16,100	2,183,482
Ryder System, Inc.	7,921	596,610
Southwest Airlines Co.	114,186	2,562,334
Stericycle, Inc. (a)	14,100	1,607,400
Textron, Inc.	44,839	1,780,108
Thermo Fisher Scientific, Inc.	64,024	7,973,549
Tyco International, Ltd.	74,300	3,133,974
Union Pacific Corp.	74,568	13,450,576
United Parcel Service, Inc. Class B	114,046	10,922,185
United Technologies Corp.	136,678	15,994,060
W.W. Grainger, Inc.	10,069	2,567,796
Waste Management, Inc.	73,139	3,035,269
Xylem, Inc.	28,692	1,129,030

		297,486,554

Information Technology - 16.8%
Accenture PLC Class A	101,900	8,493,365
Adobe Systems, Inc. (a)	75,257	5,163,383
Agilent Technologies, Inc.	54,968	3,129,328
Akamai Technologies, Inc. (a)	28,924	1,768,124
Alliance Data Systems Corp. (a)	7,900	2,252,369
Altera Corp.	50,554	1,835,616
Analog Devices, Inc.	50,069	2,544,507
AOL, Inc. (a)	1	44
Apple, Inc.	145,284	76,454,252
Applied Materials, Inc.	194,207	3,682,165
Autodesk, Inc. (a)	36,476	1,913,531
Automatic Data Processing, Inc.	78,417	6,099,274
Broadcom Corp. Class A	88,659	2,634,945
CA, Inc.	53,099	1,778,817
Cisco Systems, Inc.	864,919	18,855,234
Citrix Systems, Inc. (a)	29,667	1,781,503
Cognizant Technology Solutions Corp. Class A (a)	48,984	5,097,275
Computer Sciences Corp.	23,144	1,462,701
Corning, Inc.	234,476	4,518,353

22	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2014 (Unaudited)

	Shares	Market Value

Dun & Bradstreet Corp.	7,100	$704,391
Electronic Arts, Inc. (a)	50,400	1,440,936
EMC Corp.	334,084	8,809,795
F5 Networks, Inc. (a)	12,200	1,370,548
Facebook, Inc. Class A (a)	267,300	18,299,358
Fidelity National Information Services, Inc.	46,777	2,601,269
Fiserv, Inc. (a)	42,104	2,444,137
Google, Inc. Class A (a)	45,190	54,935,224
Harris Corp.	18,600	1,373,052
Hewlett-Packard Co.	313,416	9,364,870
Intel Corp.	796,856	19,730,155
International Business Machines Corp.	164,942	30,542,310
Intuit, Inc.	47,863	3,740,493
Jabil Circuit, Inc.	27,551	509,969
Juniper Networks, Inc. (a)	84,393	2,256,669
KLA-Tencor Corp.	27,005	1,759,376
Lam Research Corp. (a)	25,858	1,337,634
Linear Technology Corp.	37,363	1,750,083
LSI Corp.	89,162	988,807
Microchip Technology, Inc.	32,589	1,484,429
Micron Technology, Inc. (a)	174,862	4,229,912
Microsoft Corp. (b)	1,226,935	47,003,880
Motorola Solutions, Inc.	38,152	2,525,662
NetApp, Inc.	57,357	2,317,796
NVIDIA Corp.	99,956	1,837,191
Oracle Corp.	568,162	22,220,816
PerkinElmer, Inc.	19,218	870,960
QUALCOMM, Inc.	273,411	20,585,114
Red Hat, Inc. (a)	29,800	1,757,902
Salesforce.com, Inc. (a)	89,700	5,594,589
SanDisk Corp.	38,367	2,850,668
Seagate Technology PLC	51,800	2,703,442
Symantec Corp.	113,463	2,437,185
TE Connectivity, Ltd.	67,300	3,942,434
Teradata Corp. (a)	25,320	1,162,694
Texas Instruments, Inc.	173,599	7,805,011
VeriSign, Inc. (a)	18,721	1,031,714
Waters Corp. (a)	13,765	1,533,421
Western Digital Corp.	34,600	3,009,854
Xerox Corp.	186,701	2,051,844
Xilinx, Inc.	42,502	2,218,604
Yahoo!, Inc. (a)	154,519	5,975,250

		460,574,234

Materials - 3.6%
Air Products & Chemicals, Inc.	34,009	4,125,972
Airgas, Inc.	11,600	1,250,480
Alcoa, Inc.	169,749	1,992,853
Allegheny Technologies, Inc.	17,228	547,506
Ball Corp.	25,024	1,390,333
Bemis Co., Inc.	17,462	685,907
CF Industries Holdings, Inc.	9,250	2,320,825
Cliffs Natural Resources, Inc.	22,200	444,666

	Shares	Market Value
Dow Chemical Co.	197,728	$9,631,331
E.I. du Pont de Nemours & Co.	147,312	9,813,925
Eastman Chemical Co.	24,808	2,168,963
Ecolab, Inc.	43,766	4,715,787
FMC Corp.	21,400	1,651,652
Freeport-McMoRan Copper & Gold, Inc. Class B	164,004	5,349,810
International Flavors & Fragrances, Inc.	13,031	1,222,178
International Paper Co.	71,411	3,491,284
LyondellBasell Industries NV	72,200	6,359,376
MeadWestvaco Corp.	28,820	1,078,733
Monsanto Co.	84,555	9,302,741
Mosaic Co.	54,900	2,682,414
Newmont Mining Corp.	78,406	1,823,724
Nucor Corp.	51,654	2,595,097
Owens-Illinois, Inc. (a)	26,300	892,096
Plum Creek Timber Co., Inc.	31,411	1,359,782
PPG Industries, Inc.	23,271	4,603,469
Praxair, Inc.	48,411	6,311,342
Sealed Air Corp.	31,392	1,068,584
Sherwin-Williams Co.	14,196	2,846,014
Sigma-Aldrich Corp.	19,134	1,806,441
United States Steel Corp.	21,478	520,197
Vulcan Materials Co.	21,361	1,451,053
Weyerhaeuser Co.	94,874	2,799,732

		98,304,267

Telecommunication Services - 2.5%
AT&T, Inc.	851,450	27,186,799
CenturyLink, Inc.	99,565	3,112,402
Crown Castle International Corp. (a)	53,500	4,060,650
Frontier Communications Corp.	165,844	809,319
Verizon Communications, Inc.	666,666	31,719,968
Windstream Holdings, Inc.	99,213	795,688

		67,684,826

Utilities - 3.0%
AES Corp.	103,195	1,408,612
AGL Resources, Inc.	18,100	851,424
Ameren Corp.	37,560	1,517,800
American Electric Power Co., Inc.	81,852	4,108,970
CenterPoint Energy, Inc.	69,711	1,648,665
CMS Energy Corp.	42,056	1,195,652
Consolidated Edison, Inc.	47,252	2,648,475
Dominion Resources, Inc.	94,562	6,562,603
DTE Energy Co.	27,484	1,972,252
Duke Energy Corp.	115,383	8,178,347
Edison International	52,219	2,734,709
Entergy Corp.	28,998	1,850,652
Exelon Corp.	140,043	4,258,708
FirstEnergy Corp.	67,022	2,062,937
Integrys Energy Group, Inc.	12,916	739,699

State Street Equity 500 Index Portfolio	23

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2014 (Unaudited)

	Shares	Market Value

NextEra Energy, Inc.	68,921	$6,298,690
NiSource, Inc.	50,582	1,761,265
Northeast Utilities	50,060	2,225,167
NRG Energy, Inc.	51,700	1,502,919
Oneok, Inc.	32,200	1,904,308
Pepco Holdings, Inc.	41,200	840,068
PG&E Corp.	70,826	3,120,593
Pinnacle West Capital Corp.	17,860	993,909
PPL Corp.	100,475	3,244,338
Public Service Enterprise Group, Inc.	80,924	2,966,674
SCANA Corp.	22,300	1,103,850
Sempra Energy	36,886	3,484,620
Southern Co.	144,343	6,112,926
TECO Energy, Inc.	34,951	586,478
Wisconsin Energy Corp.	38,100	1,674,876
Xcel Energy, Inc.	79,051	2,394,455

		81,954,641

Total Common Stocks (cost: $1,249,923,596)		2,693,999,628

	Par Amount

U.S. Government Securities - 0.1%
U.S. Treasury Bill (b)(d)(e) 0.03% due 04/17/2014	$400,000	399,984
U.S. Treasury Bill (b)(d)(e) 0.04% due 05/22/2014	3,760,000	3,759,700

Total U.S. Government Securities (cost: $4,159,684)		4,159,684

	Shares

Money Market Fund - 1.1%
State Street Institutional Liqud Reserves Fund 0.07% (c)(f)	29,556,338	29,556,338

Total Money Market Fund (cost: $ 29,556,338)		29,556,338

Total Investments (g) - 99.7% (cost $1,283,639,618 (h)†)		2,727,715,650

Other Assets in Excess of Liabilities - 0.3%		7,643,198

Net Assets - 100.0%		$2,735,358,848

(a)	Non-income producing security.
(b)	All or part of this security has been designated as collateral for futures contracts.
(c)	Affiliated issuer. See table that follows for more information.
(d)	Rate represents annualized yield at date of purchase.
(e)	Value determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.
(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2014 was $1,455,289,869 and $11,213,837, respectively, resulting in net unrealized appreciation of investments of $1,444,076,032.
†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

24	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2014 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments:
Common Stocks	$2,693,999,628	$—	$—	$2,693,999,628
U.S. Government Securities	—	4,159,684	—	4,159,684
Money Market Fund	29,556,338	—	—	29,556,338

Total Investments	2,723,555,966	4,159,684	—	2,727,715,650

Other Assets:
Futures contracts	1,096,206	—	—	1,096,206

Total	$2,724,652,172	$4,159,684	$—	$2,728,811,856

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the two months ended February 28, 2014, there were no transfers between levels.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation $

S&P 500 Financial Futures Contracts (long) Expiration Date 03/2014	429	$39,845,520	1,096,206

Total Unrealized Appreciation on Open Futures Contracts Purchased			1,096,206

See notes to financial statements.

State Street Equity 500 Index Portfolio	25

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2014 (Unaudited)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at February 28, 2014:

Asset Derivatives(1)

	Equity Contracts Risk	Total

Futures Contracts	$1,096,206	$1,096,206

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within the Statement of Assets and Liabilities.

The average notional value of futures outstanding during the period ended February 28, 2014, was $ 47,024,099.

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending February 28, 2014 were as follows:

Security Description	Number of Shares Held at 12/31/13	Shares Purchased for the Two Months Ended 02/28/14	Shares Sold for the Two Months Ended 02/28/14	Number of Shares Held at 02/28/14	Value at 02/28/14	Income Earned for the Two Months Ended 02/28/14	Realized Gain/Loss on Shares Sold

State Street Corp.	72,725	—	—	72,725	$4,775,851	$18,908	$—
State Street Institutional Liquid Reserves Fund	41,178,491	70,836,338	82,458,491	29,556,338	29,556,338	4,559	—

See notes to financial statements.

26	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities — February 28, 2014 (Unaudited)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,251,693,507)	$2,693,383,461
Investments in non-controlled affiliates at market value (identified cost $31,946,111) (Note 4)	34,332,189

Total investments at market value (identified cost $1,283,639,618)	2,727,715,650
Cash	48,233
Receivable for fund shares sold	1,732,172
Daily variation margin on futures contracts	67
Dividends and interest receivable	5,909,590

Total assets	2,735,405,712

Liabilities
Management fees payable	46,864

Total liabilities	46,864

Net Assets	$2,735,358,848

See notes to financial statements.

State Street Equity 500 Index Portfolio	27

State Street Equity 500 Index Portfolio

Portfolio of Investments — December 31, 2013

	Shares	Market Value

Common Stocks - 98.2%
Consumer Discretionary - 13.0%
Amazon.com, Inc. (a)	60,492	$24,123,605
AutoNation, Inc. (a)	10,363	514,937
AutoZone, Inc. (a)	5,764	2,754,846
Bed Bath & Beyond, Inc. (a)	36,545	2,934,564
Best Buy Co., Inc.	42,119	1,679,706
BorgWarner, Inc.	37,000	2,068,670
Cablevision Systems Corp.	35,600	638,308
CarMax, Inc. (a)	37,200	1,749,144
Carnival Corp.	70,650	2,838,011
CBS Corp. Class B	91,203	5,813,279
Chipotle Mexican Grill, Inc. (a)	5,100	2,717,178
Coach, Inc.	44,828	2,516,196
Comcast Corp. Class A	427,348	22,207,139
D.R. Horton, Inc. (a)	46,076	1,028,416
Darden Restaurants, Inc.	20,588	1,119,370
Delphi Automotive PLC	45,500	2,735,915
DIRECTV (a)	82,277	5,684,518
Discovery Communications, Inc. Class A (a)	37,200	3,363,624
Dollar General Corp. (a)	48,200	2,907,424
Dollar Tree, Inc. (a)	36,600	2,064,972
eBay, Inc. (a)	191,503	10,511,600
Expedia, Inc.	17,357	1,209,089
Family Dollar Stores, Inc.	15,558	1,010,803
Ford Motor Co.	644,398	9,943,061
Fossil Group, Inc. (a)	8,800	1,055,472
GameStop Corp. Class A	19,500	960,570
Gannett Co., Inc.	39,574	1,170,599
Gap, Inc.	48,098	1,879,670
Garmin Ltd.	22,600	1,044,572
General Motors Co. (a)	182,300	7,450,601
Genuine Parts Co.	25,209	2,097,137
Goodyear Tire & Rubber Co.	39,357	938,664
Graham Holdings Co. Class B (a)	660	437,791
H&R Block, Inc.	43,615	1,266,580
Harley-Davidson, Inc.	35,801	2,478,861
Harman International Industries, Inc.	12,021	983,919
Hasbro, Inc.	17,825	980,553
Home Depot, Inc.	227,812	18,758,040
Host Hotels & Resorts, Inc.	118,721	2,307,936
International Game Technology	39,819	723,113
Interpublic Group of Cos., Inc.	71,894	1,272,524
Johnson Controls, Inc.	114,586	5,878,262
Kohl’s Corp.	34,533	1,959,748
L Brands, Inc.	39,567	2,447,219
Lennar Corp. Class A	25,931	1,025,830
Lowe’s Cos., Inc.	171,762	8,510,807
Macy’s, Inc.	61,423	3,279,988
Marriott International, Inc. Class A	39,050	1,927,508
Mattel, Inc.	55,276	2,630,032
McDonald’s Corp.	163,625	15,876,534

	Shares	Market Value
McGraw-Hill Cos., Inc.	45,766	$3,578,901
Michael Kors Holdings, Ltd. (a)	29,100	2,362,629
Mohawk Industries, Inc. (a)	9,900	1,474,110
NetFlix, Inc. (a)	9,500	3,497,615
Newell Rubbermaid, Inc.	47,893	1,552,212
News Corp. Class A (a)	80,202	1,445,240
NIKE, Inc. Class B	121,604	9,562,939
Nordstrom, Inc.	23,633	1,460,519
O’Reilly Automotive, Inc. (a)	17,700	2,278,167
Omnicom Group, Inc.	41,741	3,104,278
PetSmart, Inc.	17,300	1,258,575
Priceline.com, Inc. (a)	8,390	9,752,536
PulteGroup, Inc.	54,705	1,114,341
PVH Corp.	13,000	1,768,260
Ralph Lauren Corp.	9,515	1,680,064
Ross Stores, Inc.	35,900	2,689,987
Scripps Networks Interactive, Inc. Class A	17,635	1,523,840
Snap-on, Inc.	9,212	1,008,898
Stanley Black & Decker, Inc.	25,707	2,074,298
Staples, Inc.	110,033	1,748,424
Starbucks Corp.	123,161	9,654,591
Starwood Hotels & Resorts Worldwide, Inc.	31,247	2,482,574
Target Corp.	102,816	6,505,168
Tiffany & Co.	19,880	1,844,466
Time Warner Cable, Inc.	46,071	6,242,621
Time Warner, Inc.	150,191	10,471,317
TJX Cos., Inc.	118,912	7,578,262
TripAdvisor, Inc. (a)	18,157	1,503,944
Twenty-First Century Fox, Inc.	315,909	11,113,679
Urban Outfitters, Inc. (a)	18,300	678,930
V.F. Corp.	57,572	3,589,038
Viacom, Inc. Class B	64,522	5,635,351
Walt Disney Co.	264,445	20,203,598
Whirlpool Corp.	12,661	1,986,004
Wyndham Worldwide Corp.	22,699	1,672,689
Wynn Resorts, Ltd.	12,700	2,466,467
Yum! Brands, Inc.	72,292	5,465,998

		357,507,435

Consumer Staples - 9.5%
Altria Group, Inc.	328,999	12,630,272
Archer-Daniels-Midland Co.	107,024	4,644,842
Avon Products, Inc.	67,660	1,165,105
Beam, Inc.	26,245	1,786,235
Brown-Forman Corp. Class B	26,182	1,978,574
Campbell Soup Co.	28,865	1,249,277
Clorox Co.	20,543	1,905,569
Coca-Cola Co.	622,322	25,708,122
Coca-Cola Enterprises, Inc.	40,801	1,800,548
Colgate-Palmolive Co.	144,602	9,429,496
ConAgra Foods, Inc.	68,575	2,310,978
Constellation Brands, Inc. Class A (a)	26,926	1,895,052

28	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2013

	Shares	Market Value

Costco Wholesale Corp.	71,989	$8,567,411
CVS Caremark Corp.	192,032	13,743,730
Dr Pepper Snapple Group, Inc.	32,700	1,593,144
Estee Lauder Cos., Inc. Class A	41,204	3,103,485
General Mills, Inc.	103,664	5,173,870
Hormel Foods Corp.	21,200	957,604
Kellogg Co.	41,835	2,554,863
Kimberly-Clark Corp.	61,800	6,455,628
Kraft Foods Group, Inc.	96,669	5,212,393
Kroger Co.	84,176	3,327,477
Lorillard, Inc.	61,383	3,110,890
McCormick & Co., Inc.	20,753	1,430,297
Molson Coors Brewing Co. Class B	25,162	1,412,846
Mondelez International, Inc. Class A	281,909	9,951,388
Monster Beverage Corp. (a)	24,300	1,646,811
PepsiCo, Inc.	251,954	20,897,065
Philip Morris International, Inc.	259,499	22,610,148
Procter & Gamble Co.	441,319	35,927,780
Reynolds American, Inc.	52,074	2,603,179
Safeway, Inc.	37,164	1,210,431
Sysco Corp.	95,709	3,455,095
The Hershey Co.	24,282	2,360,939
The J.M. Smucker Co.	17,160	1,778,119
Tyson Foods, Inc. Class A	44,235	1,480,103
Wal-Mart Stores, Inc.	264,702	20,829,400
Walgreen Co.	141,018	8,100,074
Whole Foods Market, Inc.	60,066	3,473,617

		259,471,857

Energy - 10.1%
Anadarko Petroleum Corp.	81,626	6,474,574
Apache Corp.	65,125	5,596,843
Baker Hughes, Inc.	71,973	3,977,228
Cabot Oil & Gas Corp.	67,500	2,616,300
Cameron International Corp. (a)	39,700	2,363,341
Chesapeake Energy Corp.	83,182	2,257,560
Chevron Corp. (b)	314,746	39,314,923
ConocoPhillips	198,530	14,026,145
Consol Energy, Inc.	37,173	1,414,061
Denbury Resources, Inc. (a)	61,500	1,010,445
Devon Energy Corp.	63,951	3,956,648
Diamond Offshore Drilling, Inc.	11,500	654,580
Ensco PLC Class A	38,000	2,172,840
EOG Resources, Inc.	44,917	7,538,869
EQT Corp.	24,100	2,163,698
ExxonMobil Corp. (b)	710,447	71,897,236
FMC Technologies, Inc. (a)	38,600	2,015,306
Halliburton Co.	138,434	7,025,526
Helmerich & Payne, Inc.	17,300	1,454,584
Hess Corp.	47,801	3,967,483
Kinder Morgan, Inc.	108,526	3,906,936
Marathon Oil Corp.	118,777	4,192,828
Marathon Petroleum Corp.	47,488	4,356,074

	Shares	Market Value
Murphy Oil Corp.	28,841	$1,871,204
Nabors Industries, Ltd.	48,204	818,986
National Oilwell Varco, Inc.	70,757	5,627,304
Newfield Exploration Co. (a)	20,600	507,378
Noble Corp. PLC	39,400	1,476,318
Noble Energy, Inc.	57,920	3,944,931
Occidental Petroleum Corp.	132,944	12,642,974
Peabody Energy Corp.	44,124	861,742
Phillips 66	99,165	7,648,596
Pioneer Natural Resources Co.	22,300	4,104,761
QEP Resources, Inc.	27,068	829,634
Range Resources Corp.	26,600	2,242,646
Rowan Cos. PLC Class A (a)	19,620	693,763
Schlumberger, Ltd.	213,058	19,198,656
Southwestern Energy Co. (a)	56,300	2,214,279
Spectra Energy Corp.	107,798	3,839,765
Tesoro Corp.	23,165	1,355,153
Transocean, Ltd.	55,100	2,723,042
Valero Energy Corp.	87,909	4,430,614
Williams Cos., Inc.	110,968	4,280,036
WPX Energy, Inc. (a)	30,856	628,845

		276,294,655

Financials - 16.9%
ACE, Ltd.	56,500	5,849,445
AFLAC, Inc.	75,490	5,042,732
Allstate Corp.	76,406	4,167,183
American Express Co.	150,664	13,669,745
American International Group, Inc.	243,533	12,432,360
American Tower Corp. REIT	64,100	5,116,462
Ameriprise Financial, Inc.	32,307	3,716,920
Aon PLC	49,547	4,156,498
Apartment Investment & Management Co. Class A	22,952	594,686
Assurant, Inc.	14,131	937,874
AvalonBay Communities, Inc.	19,298	2,281,603
Bank of America Corp.	1,729,471	26,927,863
BB&T Corp.	114,470	4,272,020
Berkshire Hathaway, Inc. Class B (a)	292,203	34,643,588
BlackRock, Inc.	20,434	6,466,748
Boston Properties, Inc.	24,767	2,485,864
Capital One Financial Corp.	96,463	7,390,030
CBRE Group, Inc. (a)	49,575	1,303,823
Charles Schwab Corp.	186,393	4,846,218
Chubb Corp.	41,475	4,007,729
Cincinnati Financial Corp.	23,114	1,210,480
Citigroup, Inc.	491,620	25,618,318
CME Group, Inc.	50,655	3,974,391
Comerica, Inc.	29,944	1,423,538
DDR Corp. REIT	1,532	23,547
Discover Financial Services	79,005	4,420,330
E*Trade Financial Corp. (a)	44,931	882,445
Equity Residential	54,057	2,803,937

State Street Equity 500 Index Portfolio	29

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2013

	Shares	Market Value

Fifth Third Bancorp	141,716	$2,980,288
Franklin Resources, Inc.	68,940	3,979,906
General Growth Properties, Inc. REIT	90,400	1,814,328
Genworth Financial, Inc. Class A (a)	82,251	1,277,358
Goldman Sachs Group, Inc.	67,934	12,041,981
Hartford Financial Services Group, Inc.	74,097	2,684,534
HCP, Inc.	73,400	2,665,888
Health Care REIT, Inc.	46,100	2,469,577
Hudson City Bancorp, Inc.	76,692	723,206
Huntington Bancshares, Inc.	141,956	1,369,875
IntercontinentalExchange Group, Inc.	18,862	4,242,441
Invesco Ltd.	72,200	2,628,080
J.P. Morgan Chase & Co.	610,215	35,685,373
KeyCorp	148,675	1,995,219
Kimco Realty Corp.	66,569	1,314,738
Legg Mason, Inc.	18,042	784,466
Leucadia National Corp.	55,236	1,565,388
Lincoln National Corp.	42,992	2,219,247
Loews Corp.	49,231	2,374,903
M&T Bank Corp.	20,937	2,437,486
Marsh & McLennan Cos., Inc.	88,553	4,282,423
Mastercard, Inc. Class A	16,900	14,119,274
MetLife, Inc.	183,696	9,904,888
Moody’s Corp.	31,466	2,469,137
Morgan Stanley	224,130	7,028,717
NASDAQ OMX Group, Inc.	18,400	732,320
Northern Trust Corp.	36,406	2,253,167
Paychex, Inc.	52,838	2,405,714
People’s United Financial, Inc.	57,000	861,840
PNC Financial Services Group, Inc.	85,717	6,649,925
Principal Financial Group, Inc.	43,391	2,139,610
Progressive Corp.	88,101	2,402,514
ProLogis, Inc.	81,099	2,996,608
Prudential Financial, Inc.	75,539	6,966,207
Public Storage, Inc.	23,087	3,475,055
Regions Financial Corp.	226,389	2,238,987
Simon Property Group, Inc.	50,815	7,732,010
SLM Corp.	69,254	1,819,995
State Street Corp. (c)	72,725	5,337,288
SunTrust Banks, Inc.	86,518	3,184,728
T. Rowe Price Group, Inc.	42,275	3,541,377
The Bank of New York Mellon Corp.	187,085	6,536,750
The Macerich Co. REIT	21,800	1,283,802
Torchmark Corp.	14,931	1,166,858
Total System Services, Inc.	26,575	884,416
Travelers Cos., Inc.	60,504	5,478,032
U.S. Bancorp	299,052	12,081,701
Unum Group	40,929	1,435,789
Ventas, Inc.	46,600	2,669,248

	Shares	Market Value
Visa, Inc. Class A	82,400	$18,348,832
Vornado Realty Trust	28,014	2,487,363
Wells Fargo & Co.	778,149	35,327,965
Western Union Co.	86,585	1,493,591
XL Group PLC	44,968	1,431,781
Zions Bancorp.	30,453	912,372

		462,000,943

Health Care - 12.4%
Abbott Laboratories	252,406	9,674,722
AbbVie, Inc.	257,506	13,598,892
Actavis PLC (a)	27,946	4,694,928
Aetna, Inc.	60,559	4,153,742
Alexion Pharmaceuticals, Inc. (a)	32,400	4,311,144
Allergan, Inc.	49,192	5,464,247
AmerisourceBergen Corp.	36,686	2,579,393
Amgen, Inc.	122,345	13,966,905
Baxter International, Inc.	88,461	6,152,463
Becton Dickinson and Co.	31,397	3,469,054
Biogen Idec, Inc. (a)	39,131	10,946,897
Boston Scientific Corp. (a)	219,034	2,632,789
Bristol-Myers Squibb Co.	267,316	14,207,845
C.R. Bard, Inc.	12,897	1,727,424
Cardinal Health, Inc.	53,957	3,604,867
CareFusion Corp. (a)	33,878	1,349,022
Celgene Corp. (a)	66,818	11,289,569
Cerner Corp. (a)	50,100	2,792,574
CIGNA Corp.	45,996	4,023,730
Covidien PLC	77,100	5,250,510
DaVita, Inc. (a)	30,700	1,945,459
Dentsply International, Inc.	23,300	1,129,584
Edwards Lifesciences Corp. (a)	19,000	1,249,440
Eli Lilly & Co.	160,675	8,194,425
Express Scripts Holding Co. (a)	133,214	9,356,951
Forest Laboratories, Inc. (a)	37,402	2,245,242
Gilead Sciences, Inc. (a)	250,498	18,824,925
Hospira, Inc. (a)	25,303	1,044,508
Humana, Inc.	25,207	2,601,867
Intuitive Surgical, Inc. (a)	6,300	2,419,704
Johnson & Johnson	461,549	42,273,273
Laboratory Corp. of America Holdings (a)	15,422	1,409,108
Life Technologies Corp. (a)	27,887	2,113,835
McKesson Corp.	37,255	6,012,957
Mead Johnson Nutrition Co.	32,618	2,732,084
Medtronic, Inc.	163,778	9,399,219
Merck & Co., Inc.	477,870	23,917,393
Mylan, Inc. (a)	63,209	2,743,271
Patterson Cos., Inc.	12,894	531,233
Perrigo Co. PLC	20,800	3,191,968
Pfizer, Inc.	1,051,681	32,212,989
Quest Diagnostics, Inc.	25,600	1,370,624
Regeneron Pharmaceuticals, Inc. (a)	12,600	3,468,024

30	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2013

	Shares	Market Value

St. Jude Medical, Inc.	46,626	$2,888,481
Stryker Corp.	49,689	3,733,631
Tenet Healthcare Corp. (a)	15,542	654,629
UnitedHealth Group, Inc.	165,096	12,431,729
Varian Medical Systems, Inc. (a)	18,060	1,403,081
Vertex Pharmaceuticals, Inc. (a)	37,500	2,786,250
WellPoint, Inc.	50,338	4,650,728
Zimmer Holdings, Inc.	26,952	2,511,657
Zoetis, Inc.	79,448	2,597,155

		339,936,141

Industrials - 11.0%
3M Co.	105,472	14,792,448
ADT Corp.	36,250	1,467,037
Allegion PLC (a)	14,833	655,470
AMETEK, Inc.	39,400	2,075,198
Amphenol Corp. Class A	26,100	2,327,598
Avery Dennison Corp.	15,388	772,324
Boeing Co.	112,688	15,380,785
Caterpillar, Inc.	105,379	9,569,467
CH Robinson Worldwide, Inc.	25,861	1,508,731
Cintas Corp.	17,588	1,048,069
CSX Corp.	171,214	4,925,827
Cummins, Inc.	28,358	3,997,627
Danaher Corp.	99,472	7,679,238
Deere & Co.	62,337	5,693,238
Delta Air Lines, Inc.	139,300	3,826,571
Dover Corp.	27,895	2,692,983
Eaton Corp. PLC	78,824	6,000,083
Emerson Electric Co.	112,748	7,912,655
Equifax, Inc.	19,983	1,380,625
Expeditors International of Washington, Inc.	34,020	1,505,385
Fastenal Co.	44,300	2,104,693
FedEx Corp.	47,900	6,886,583
First Solar, Inc. (a)	10,570	577,545
Flir Systems, Inc.	23,500	707,350
Flowserve Corp.	21,900	1,726,377
Fluor Corp.	26,060	2,092,357
Fortune Brands Home & Security, Inc.	1,145	52,326
General Dynamics Corp.	54,061	5,165,529
General Electric Co.	1,643,633	46,071,033
Honeywell International, Inc.	128,881	11,775,857
Illinois Tool Works, Inc.	66,271	5,572,066
Ingersoll-Rand PLC	44,500	2,741,200
Iron Mountain, Inc.	26,910	816,718
Jacobs Engineering Group, Inc. (a)	20,400	1,284,996
Joy Global, Inc.	17,200	1,006,028
Kansas City Southern	17,500	2,167,025
L-3 Communications Holdings, Inc.	14,403	1,539,105
Leggett & Platt, Inc.	24,198	748,686

	Shares	Market Value
Lockheed Martin Corp.	43,552	$6,474,440
Masco Corp.	57,123	1,300,691
Nielsen Holdings NV	41,200	1,890,668
Norfolk Southern Corp.	50,055	4,646,606
Northrop Grumman Corp.	35,011	4,012,611
PACCAR, Inc.	56,774	3,359,318
Pall Corp.	18,609	1,588,278
Parker Hannifin Corp.	23,903	3,074,882
Pentair, Ltd.	33,495	2,601,557
Pitney Bowes, Inc.	29,727	692,639
Precision Castparts Corp.	24,007	6,465,085
Quanta Services, Inc. (a)	35,000	1,104,600
Raytheon Co.	52,382	4,751,047
Republic Services, Inc.	47,503	1,577,100
Robert Half International, Inc.	23,540	988,445
Rockwell Automation, Inc.	22,505	2,659,191
Rockwell Collins, Inc.	22,531	1,665,492
Roper Industries, Inc.	16,100	2,232,748
Ryder System, Inc.	7,921	584,411
Southwest Airlines Co.	114,186	2,151,264
Stericycle, Inc. (a)	14,100	1,637,997
Textron, Inc.	44,839	1,648,282
Thermo Fisher Scientific, Inc.	59,624	6,639,132
Tyco International Ltd.	74,300	3,049,272
Union Pacific Corp.	75,368	12,661,824
United Parcel Service, Inc. Class B	118,146	12,414,782
United Technologies Corp.	137,678	15,667,756
W.W. Grainger, Inc.	10,069	2,571,824
Waste Management, Inc.	73,139	3,281,747
Xylem, Inc.	28,692	992,743

		302,633,265

Information Technology - 16.6%
Accenture PLC Class A	101,900	8,378,218
Adobe Systems, Inc. (a)	75,257	4,506,389
Agilent Technologies, Inc.	54,968	3,143,620
Akamai Technologies, Inc. (a)	28,924	1,364,634
Alliance Data Systems Corp. (a)	7,900	2,077,147
Altera Corp.	50,554	1,644,522
Analog Devices, Inc.	50,069	2,550,014
AOL, Inc. (a)	1	47
Apple, Inc.	146,384	82,137,526
Applied Materials, Inc.	194,207	3,435,522
Autodesk, Inc. (a)	36,476	1,835,837
Automatic Data Processing, Inc.	78,417	6,336,878
Broadcom Corp. Class A	88,659	2,628,739
CA, Inc.	53,099	1,786,781
Cisco Systems, Inc.	875,919	19,664,382
Citrix Systems, Inc. (a)	29,667	1,876,438
Cognizant Technology Solutions Corp. Class A (a)	48,984	4,946,404
Computer Sciences Corp.	23,144	1,293,287
Corning, Inc.	234,476	4,178,362
Dun & Bradstreet Corp.	7,100	871,525

State Street Equity 500 Index Portfolio	31

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2013

	Shares	Market Value

Electronic Arts, Inc. (a)	50,400	$1,156,176
EMC Corp.	342,684	8,618,503
F5 Networks, Inc. (a)	12,200	1,108,492
Facebook, Inc. Class A (a)	267,300	14,610,618
Fidelity National Information Services, Inc.	46,777	2,510,989
Fiserv, Inc. (a)	42,104	2,486,241
Google, Inc. Class A (a)	45,790	51,317,311
Harris Corp.	18,600	1,298,466
Hewlett-Packard Co.	313,416	8,769,380
Intel Corp.	811,156	21,057,610
International Business Machines Corp.	165,542	31,050,713
Intuit, Inc.	47,863	3,652,904
Jabil Circuit, Inc.	27,551	480,490
Juniper Networks, Inc. (a)	84,393	1,904,750
KLA-Tencor Corp.	27,005	1,740,742
Lam Research Corp. (a)	25,858	1,407,968
Linear Technology Corp.	37,363	1,701,885
LSI Corp.	89,162	982,565
Microchip Technology, Inc.	32,589	1,458,358
Micron Technology, Inc. (a)	174,862	3,804,997
Microsoft Corp. (b)	1,241,335	46,463,169
Motorola Solutions, Inc.	38,152	2,575,260
NetApp, Inc.	57,357	2,359,667
NVIDIA Corp.	99,956	1,601,295
Oracle Corp.	568,162	21,737,878
PerkinElmer, Inc.	19,218	792,358
QUALCOMM, Inc.	273,411	20,300,767
Red Hat, Inc. (a)	29,800	1,669,992
Salesforce.com, Inc. (a)	89,700	4,950,543
SanDisk Corp.	38,367	2,706,408
Seagate Technology PLC	51,800	2,909,088
Symantec Corp.	113,463	2,675,458
TE Connectivity, Ltd.	67,300	3,708,903
Teradata Corp. (a)	25,320	1,151,807
Texas Instruments, Inc.	181,499	7,969,621
VeriSign, Inc. (a)	18,721	1,119,141
Waters Corp. (a)	13,765	1,376,500
Western Digital Corp.	36,200	3,037,180
Xerox Corp.	186,701	2,272,151
Xilinx, Inc.	42,502	1,951,692
Yahoo!, Inc. (a)	154,519	6,248,748

		455,353,056

Materials - 3.6%
Air Products & Chemicals, Inc.	34,009	3,801,526
Airgas, Inc.	11,600	1,297,460
Alcoa, Inc.	169,749	1,804,432
Allegheny Technologies, Inc.	17,228	613,834
Ball Corp.	25,024	1,292,740
Bemis Co., Inc.	17,462	715,243
CF Industries Holdings, Inc.	9,250	2,155,620
Cliffs Natural Resources, Inc.	22,200	581,862
Dow Chemical Co.	197,728	8,779,123

	Shares	Market Value
E.I. du Pont de Nemours & Co.	152,112	$9,882,717
Eastman Chemical Co.	24,808	2,002,006
Ecolab, Inc.	43,766	4,563,481
FMC Corp.	21,400	1,614,844
Freeport-McMoRan Copper & Gold, Inc. Class B	172,104	6,495,205
International Flavors & Fragrances, Inc.	13,031	1,120,405
International Paper Co.	71,411	3,501,281
LyondellBasell Industries NV	72,200	5,796,216
MeadWestvaco Corp.	28,820	1,064,323
Monsanto Co.	84,555	9,854,885
Mosaic Co.	54,900	2,595,123
Newmont Mining Corp.	78,406	1,805,690
Nucor Corp.	51,654	2,757,290
Owens-Illinois, Inc. (a)	26,300	941,014
Plum Creek Timber Co., Inc.	31,411	1,460,926
PPG Industries, Inc.	23,271	4,413,578
Praxair, Inc.	48,411	6,294,882
Sealed Air Corp.	31,392	1,068,898
Sherwin-Williams Co.	14,196	2,604,966
Sigma-Aldrich Corp.	19,134	1,798,787
United States Steel Corp.	21,478	633,601
Vulcan Materials Co.	21,361	1,269,271
Weyerhaeuser Co.	94,874	2,995,172

		97,576,401

Telecommunication Services - 2.3%
AT&T, Inc.	854,550	30,045,978
CenturyLink, Inc.	99,565	3,171,145
Crown Castle International Corp. (a)	53,500	3,928,505
Frontier Communications Corp.	165,844	771,175
Verizon Communications, Inc.	469,766	23,084,301
Windstream Holdings, Inc.	99,213	791,720

		61,792,824

Utilities - 2.8%
AES Corp.	103,195	1,497,359
AGL Resources, Inc.	18,100	854,863
Ameren Corp.	37,560	1,358,170
American Electric Power Co., Inc.	81,852	3,825,762
CenterPoint Energy, Inc.	69,711	1,615,901
CMS Energy Corp.	42,056	1,125,839
Consolidated Edison, Inc.	47,252	2,612,091
Dominion Resources, Inc.	94,562	6,117,216
DTE Energy Co.	27,484	1,824,663
Duke Energy Corp.	115,383	7,962,581
Edison International	52,219	2,417,740
Entergy Corp.	28,998	1,834,703
Exelon Corp.	144,343	3,953,555
FirstEnergy Corp.	67,022	2,210,386
Integrys Energy Group, Inc.	12,916	702,760
NextEra Energy, Inc.	68,921	5,901,016

32	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2013

	Shares	Market Value

NiSource, Inc.	50,582	$1,663,136
Northeast Utilities	50,060	2,122,043
NRG Energy, Inc.	51,700	1,484,824
Oneok, Inc.	32,200	2,002,196
Pepco Holdings, Inc.	41,200	788,156
PG&E Corp.	70,826	2,852,871
Pinnacle West Capital Corp.	17,860	945,151
PPL Corp.	100,475	3,023,293
Public Service Enterprise Group, Inc.	80,924	2,592,805
SCANA Corp.	22,300	1,046,539
Sempra Energy	36,886	3,310,887
Southern Co.	144,343	5,933,941
TECO Energy, Inc.	34,951	602,555
Wisconsin Energy Corp.	38,100	1,575,054
Xcel Energy, Inc.	79,051	2,208,685

		77,966,741

Total Common Stocks (cost: $1,261,323,597)		2,690,533,318

	Par Amount

U.S. Government Securities - 0.2%
U.S. Treasury Bill (b)(d)(e) 0.01% due 01/16/2014	$400,000	400,000
U.S. Treasury Bill (b)(d)(e) 0.01% due 02/20/2014	2,150,000	2,149,970
U.S. Treasury Bill (b)(d)(e) 0.05% due 02/20/2014	1,610,000	1,609,889

Total U.S. Government Securities (cost: $4,159,859)		4,159,859

	Shares

Money Market Fund - 1.5%
State Street Institutional Liquid Reserves Fund 0.05% (c)(f)	41,178,491	41,178,491

Total Money Market Fund (cost: $41,178,491)		41,178,491

Total Investments (g) - 99.9% (cost $1,306,661,947)		2,735,871,668

Other Assets in Excess of Liabilities - 0.1%		3,722,410

Net Assets - 100.0%		$2,739,594,078

(a)	Non-income producing security.
(b)	All or part of this security has been designated as collateral for futures contracts.
(c)	Affiliated issuer. See table that follows for more information.
(d)	Rate represents annualized yield at date of purchase.
(e)	Value determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.
PLC =	Public Limited Company
REIT =	Real Estate Investment Trust

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation

S&P 500 Financial Futures Contracts (long) Expiration Date 03/2014	535	$49,249,425	$1,717,967

Total unrealized appreciation on open futures contracts purchased			$1,717,967

State Street Equity 500 Index Portfolio	33

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2013

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending December 31, 2013 were as follows:

Security Description	Number of Shares Held at 12/31/12	Shares Purchased for the Year Ended 12/31/13	Shares Sold for the Year Ended 12/31/13	Number of Shares Held at 12/31/13	Value at 12/31/13	Income Earned for the Year Ended 12/31/13	Realized Gain on Shares sold for the Year Ended 12/31/2013

State Street Corp.	72,725	—	—	72,725	$5,337,288	$75,634	$—
State Street Institutional Liquid Reserves Fund	25,053,183	301,321,856	285,196,548	41,178,491	41,178,491	49,890	—

See notes to financial statements.

34	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities — December 31, 2013

Assets
Investments in unaffiliated issuers at market value (identified cost $1,263,093,682)	$2,689,355,889
Investments in non-controlled affiliates at market value (identified cost $43,568,265) (Note 4)	46,515,779

Total investments at market value (identified cost $1,306,661,947)	2,735,871,668
Cash	151,331
Daily variation margin on futures contracts	140
Dividends and interest receivable	3,608,531
Dividend receivable from non-controlled affiliates (Note 4)	18,909

Total assets	2,739,650,579

Liabilities
Management fees payable (Note 4)	56,501

Total liabilities	56,501

Net Assets	$2,739,594,078

See notes to financial statements.

State Street Equity 500 Index Portfolio	35

State Street Equity 500 Index Portfolio

Statement of Operations — Year Ended December 31, 2013

Investment Income
Dividend income — unaffiliated issuers (net of foreign taxes withheld of $105,783)	$49,999,179
Dividend income — non-controlled affiliated issuer	125,524
Interest	51,366

Total investment income	50,176,069

Expenses
Management fees (Note 3)	1,079,996

Total expenses	1,079,996

Net investment income	49,096,073

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments — unaffiliated issuers	14,279,841
Futures contracts	12,331,162

26,611,003

Net change in net unrealized appreciation (depreciation) on:
Investments	588,884,187
Futures contracts	1,648,798

590,532,985

Net realized and unrealized gain	617,143,988

Net Increase in Net Assets Resulting from Operations	$666,240,061

See notes to financial statements.

36	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012

Increase (Decrease) in Net Assets From Operations:
Net investment income	$49,096,073	$44,258,364
Net realized gain on investments and futures contracts	26,611,003	59,782,429
Net change in net unrealized appreciation on investments and futures contracts	590,532,985	177,710,661

Net increase in net assets from operations	666,240,061	281,751,454

Capital Transactions:
Contributions	235,748,437	262,981,954
Withdrawals	(217,635,806)	(315,020,063)

Net increase (decrease) in net assets from capital transactions	18,112,631	(52,038,109)

Net Increase in Net Assets	684,352,692	229,713,345

Net Assets
Beginning of year	2,055,241,386	1,825,528,041

End of year	$2,739,594,078	$2,055,241,386

See notes to financial statements.

State Street Equity 500 Index Portfolio	37

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$2,739,594	$2,055,241	$1,825,528	$2,098,137	$1,893,386
Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	2.05%	2.26%	2.04%	1.99%	2.28%
Portfolio turnover rate (a)	4%	9%	15%	12%	19%
Total return (b)	32.30%	15.97%	2.03%	15.08%	26.50%

(a)	The portfolio turnover rate excludes in-kind security transactions.
(b)	Results represent past performance and are not indicative of future results.

See notes to financial statements.

38	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Notes to Financial Statements — December 31, 2013

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street Treasury Money Market Portfolio, State Street Treasury Plus Money Market Portfolio and State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).

At December 31, 2013, the following Portfolios were operational: the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation — The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Notes to Financial Statements	39

State Street Equity 500 Index Portfolio

Notes to Financial Statements, continued — December 31, 2013

The following is a summary of the inputs used, as of December 31, 2013, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments:
Common Stocks	$2,690,533,318	$—	$—	$2,690,533,318
U.S. Government Securities	—	4,159,859	—	4,159,859
Money Market Fund	41,178,491	—	—	41,178,491

Total Investments	2,731,711,809	4,159,859	—	2,735,871,668

Other Assets:
Futures contracts*	1,717,967	—	—	1,717,967

Total Assets	$2,733,429,776	$4,159,859	$—	$2,737,589,635

*	Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the year ended December 31, 2013, there were no transfers between levels.

Securities transactions, investment income and expenses — Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statement of Operations.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Federal income taxes — The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2013, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2013, tax years 2010 through 2013 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2013, the tax cost of investments was $1,306,661,947 on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $1,442,890,581 and $13,680,860, respectively, resulting in net appreciation of $1,429,209,721 for all securities as computed on a federal income tax basis.

Futures — The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

40	Notes to Financial Statements

State Street Equity 500 Index Portfolio

Notes to Financial Statements, continued — December 31, 2013

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at December 31, 2013:

Asset Derivatives(1)

	Equity Contracts Risk	Total

Futures Contracts	$1,717,967	$1,717,967

Transactions in derivative instruments during the year ended December 31, 2013, were as follows:

Realized Gain (Loss)(2)

	Equity Contracts Risk	Total

Futures Contracts	$12,331,162	$12,331,162

Change in Appreciation (Depreciation)(3)

	Equity Contracts Risk	Total

Futures Contracts	$1,648,798	$1,648,798

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.
(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts
(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional value of futures contracts outstanding during the year ended December 31, 2013 was $53,978,780.

Use of estimates — The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

3.	Securities Transactions

For the year ended December 31, 2013, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $151,884,186 and $88,744,722, respectively.

Notes to Financial Statements	41

State Street Equity 500 Index Portfolio

Notes to Financial Statements, continued — December 31, 2013

4.	Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2013 is listed in the Portfolio of Investments.

5.	Trustees’ Fees

Each Independent Trustee receives for his or her services a $100,000 retainer in addition to $5,000 for each in-person meeting and $1,250 for each telephonic meeting from the Trust. The Chairman receives an additional $30,000 annual retainer and the Audit Committee Chair receives an additional $10,000 annual retainer.

6.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

42	Notes to Financial Statements

State Street Equity 500 Index Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities , including the portfolio of investments, of State Street Equity 500 Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio, one of the portfolios constituting State Street Master Funds, at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2014

Report of Independent Registered Public Accounting Firm	43

State Street Equity 500 Index Portfolio

General Information — December 31, 2013 (Unaudited)

Proxy Voting Policies and Procedures and Record

Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Interestholder Meeting Results

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of interestholders and provide final results. Accordingly, the Board of Trustees of the Trust solicited a vote by the interestholders for the following items:

Shareholders were asked to participate in a special meeting of shareholders on December 19, 2013. The meeting was subsequently adjourned and the final results will be reported in the next semi-annual report to shareholders.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 12, 2013 (the “November Meeting” or “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering renewal of the Advisory Agreement at the November Meeting, the Independent Trustees convened a special telephonic meeting on October 10, 2013 (the “Preliminary Meeting”), at which they reviewed renewal materials provided by the Adviser, which they had requested through independent counsel, and discussed the materials with counsel and representatives of the Adviser. In the course of the Preliminary Meeting they requested additional materials from the Adviser and State Street, which were subsequently provided in advance of the November Meeting along with updates of certain of the original materials. At the November Meeting, in deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Portfolio and the Adviser, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided in advance of the November Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and investment policies and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $2.17 trillion in assets under management at August 31, 2013, including over $304 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees noted the significant experience, resources and strength of the Adviser in the management of a variety of index products. As discussed more fully below, they also determined that the advisory fee paid by the Portfolio was fair and reasonable and that the Portfolio’s performance and expense ratio were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate and had been of good quality.

44	General Information

State Street Equity 500 Index Portfolio

General Information — December 31, 2013 (Unaudited), continued

The Trustees determined, in view of the investment objective of the Portfolio and after review and discussion of the available data and of a memorandum discussing the recent performance of the Portfolio supplied by the Adviser at the Independent Trustees’ request, that the investment performance was acceptable. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that performance of the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. (They noted at the outset that the issue of profitability would not arise with respect to SSGM, also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the feeder fund and, by implication, the Portfolio.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Portfolio individually, and on an aggregate basis with the other feeder funds and master portfolios overseen by the Trustees (together, the “Funds and Portfolios”), for the year ended December 31, 2012, and for the four prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies appeared reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive, especially in light of the competitive levels of the fees paid to the Adviser and State Street by the Trust.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Portfolio’s advisory fee and total expense ratio were lower than the average for its Lipper peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee.

In addition, the Trustees considered other advisory fees paid to the Adviser and its affiliate, State Street Global Advisors (“SSgA”). They noted that, as a general matter, fees paid to the Adviser by other, similar mutual funds sponsored by State Street tended to be higher than the fees paid by the Portfolio, with some exceptions, whereas fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by SSgA tended to be lower than those paid by the Portfolio, again with some exceptions; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolio by the Adviser and those provided to sub-advised funds and other types of institutional clients. The Trustees determined that, in light of these significant differences, the fees paid by sub-advised funds and other types of clients were of limited utility for purposes of comparison with those of the Portfolio, but that to the extent that meaningful comparison was practicable, the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and with SSGM, a wholly-owned subsidiary of State Street, as principal underwriter for the Trust. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent that economies of scale were in fact being realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees decided to approve the continuance of the Advisory Agreement.

General Information	45

Trustees and Officers Information

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.

Patrick J. Riley State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); January 2009 to Present, Independent Director, SSgA Fixed Income plc; and January 2009 to Present, Independent Director, SSgA Qualified Funds PLC.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

William L. Boyan State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA.

46	Trustees and Officers Information

Trustees and Officers Information — continued

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES (continued)
William L. Marshall State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, SPCA of Bucks County, PA; and the Ann Silverman Community Clinic of Doylestown, PA.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Director, Marshall Financial Group, Inc.

Richard D. Shirk State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present).

Rina K. Spence State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).

Trustees and Officers Information	47

Trustees and Officers Information — continued

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES (continued)
Bruce D. Taber State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSgA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds.

Douglas T. Williams State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1940	Trustee; Audit Committee Chair	Term: Indefinite Elected: 7/99	President, Oakmonst Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; and Treasurer, Nantucket Educational Trust, (2002 – 2007).
Interested Trustees(1)
Scott F. Powers State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1959	Trustee	Term: Indefinite Elected Trustee: 1/14	May 2008 to Present, President and Chief Executive Officer of State Street Global Advisors; 2001 – 2008, Chief Executive Officer of Old Mutual Asset Management; Board of Directors, United Way of Massachusetts Bay; Board of Directors of Middlesex School; Incorporator, Cardigan Mountain School	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds.

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSgA Funds Management, Inc. (2012 – present); President, SSgA Funds Management, Inc. (2005 – 2012); Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	217	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSgA Active ETF Trust; and Trustee, SSgA Master Trust.

(1)	Mr. Powers and Mr. Ross are Interested Trustees because of their employment by SSgA Funds Management, Inc., an affiliate of the Trust.

48	Trustees and Officers Information

Trustees and Officers Information — continued

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
OFFICERS:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSgA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*	—	—
Ann M. Carpenter SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Vice President, SSgA Funds Management, Inc. (2008 – present); Principal, State Street Global Advisors (2005 – 2008 – present).*	—	—

Laura F. Dell State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1964	Treasurer	Term: Indefinite Elected: 11/10	Vice President, State Street Bank and Trust Company (2002 – present).*	—	—

Chad C. Hallett State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Bank and Trust Company (2001 – present).*	—	—

Caroline Connolly State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present).	—	—

Brian Harris State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).	—	—

Trustees and Officers Information	49

Trustees and Officers Information — continued

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
OFFICERS: (continued)
David K. James State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Vice President and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).	—	—

Kristin Schantz State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).	—	—

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

50	Trustees and Officers Information

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

IBG-11359

SSGASPFDSAR

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board of Trustees approved an Amended and Restated Nominating Committee Charter (the “Charter”) at their February 13, 2014 Board Meeting. The Charter contains new procedures related to how shareholders are to submit recommendations for Trustee candidates to the Trust. Those new procedures are as follows:

SSgA Funds

Nominating sub-Committee Charter

February 13, 2014

Mission Statement

The Board of Trustees (each, a “Board”) of each of State Street Institutional Investment Trust, State Street Master Funds and SSgA Funds (each, a “Trust”) has adopted this charter to govern the activities of the Nominating Committee of each Board (each, a “Nominating Committee”). This Charter applies separately to each Trust, and the Board and Nominating Committee thereof, and shall be interpreted accordingly. Unless otherwise stated herein or required by the context, each singular reference herein to the Board, Trust and Nominating Committee shall be construed as a reference to each Trust or Board or Nominating Committee thereof, as applicable.

The Nominating Committee is a committee of the Board created to assist the Board in fulfilling its duty to fill vacancies in the Board. The Nominating Committee of the Board is responsible for evaluating and recommending the nomination of candidates for election as independent trustees of the Trust.

The scope of the Nominating Committee’s responsibilities and its structure, process and membership requirements are set forth in this charter (the “Charter”).

Organization

The membership of the Nominating Committee shall consist entirely of those trustees who are not “interested persons,” within the meaning of the Investment Company Act of 1940, as amended (“Independent Trustees”), of the Trust; however, the Nominating Committee need not be comprised of all of the Independent Trustees.

The Nominating Committee may designate one or more members to serve as Chair or Co-Chair of the Nominating Committee, as the case may be, but need not make such a designation.

The Nominating Committee shall report to the Board of Trustees as to the results of its meetings and activities.

Authority and Responsibilities

The Nominating Committee, in discharging its responsibilities under this Charter, may, in addition to other actions it deems appropriate, consider taking one or more of the actions described below:

1.

To make nominations for Independent Trustee membership on the Board. A potential nominee must have a college degree or equivalent business experience. The Nominating Committee may take into account a wide variety of factors in considering potential nominees, including (but not limited to): (i) availability and commitment of a candidate to attend meetings and perform his or her responsibilities on the Board, (ii) relevant industry and related experience, (iii) educational background, (iv) financial expertise, (v) ability, judgment and expertise and (vi) overall diversity of the Board’s composition.

2	When identifying potential nominees for a Board, the Nominating Committee may consider candidates recommended by the following sources: (i) the Trust’s current Trustees; (ii) the Trust’s officers; (iii) the Trust’s investment adviser, sub-advisers or administrator; (iv) shareholders of the Trust (see below); or (v) any other source the Nominating Committee deems to be appropriate. The Nominating Committee may consider qualified incumbent trustees of other trusts and/or funds managed and/or advised by SSgA Funds Management, Inc. for the purpose of achieving fund board consolidations and related efficiencies or any other objective that it determines to be in the best interests of the Trust and its shareholders. The Nominating Committee may, but is not required to, retain a third party search firm at the applicable Trust’s expense to identify potential candidates.

3.	To consider nominee candidates properly submitted in accordance with Appendix A by shareholders of the Trust on the same basis as it considers and evaluates candidates recommended by other sources.

4.	To review Nominating Committee Chair or Co-Chair assignments and Nominating Committee assignments periodically.

5.	To consider the structure, operations and effectiveness of the Nominating Committee and review this Charter periodically.

6.	To meet as frequently and at such times as circumstances dictate.

7.	To hire (and compensate) from time to time independent counsel and any other expert deemed necessary by the Nominating Committee to perform its duties.

The Nominating Committee shall have the resources to discharge all of its responsibilities, including but not limited to the authority to select, retain, terminate and approve the fees and other retention terms of special or independent counsel or any other advisers determined to be necessary or appropriate without seeking approval of management of the Trust. Costs incurred by the Nominating Committee in performing its functions under this Charter shall be borne by the Trust.

The matters to be considered by the Nominating Committee, at any meeting or in general, shall be in the sole discretion of the Nominating Committee. Membership of the Nominating Committee shall not be deemed to impose on any Trustee an obligation or duty, or to imply any experience, expertise, or knowledge, different from or greater than that of any other Trustee.

It is the responsibility of each investment adviser, sub-adviser, and the funds’ other service providers to ensure that their activities in respect of the funds comply with applicable law and regulation and with the policies and procedures of the funds. Nothing in this Charter shall be construed to limit or reduce the responsibilities or liabilities of any adviser, sub-adviser, the funds’ distributor, or any other service provider of the funds.

Adopted by SSgA Funds

Board of Trustees on February 13, 2014

Appendix A

Procedures for Shareholders to Submit Nominee Candidates

(As of February 13, 2014)

A shareholder of the Trust, or of any series thereof, if applicable, must follow the following procedures in order to submit properly a nominee recommendation for the Nominating Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

2.	The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. Shareholder Recommendations will be kept on file for two years after receipt of the Shareholder Recommendation. A Shareholder Recommendation considered by the Nominating Committee in connection with the Nominating Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee need not be considered again by the Nominating Committee in connection with any subsequent nomination(s).

3.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”), and the names and addresses of at least three professional references; (B) the number of all shares of the Trust (including the series and class, if applicable) owned of record or beneficially by the candidate, the date such shares were acquired and the investment intent of such acquisition(s), as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any applicable regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency with jurisdiction related to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder or any other applicable law or regulation; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient, in the discretion of the Board or the Nominating Committee, for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the number of all shares of the Trust (including the series and class, if applicable) owned beneficially and of record by the recommending shareholder; (v) a complete description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder including, without limitation, all direct and indirect compensation and other material monetary agreements, arrangements and understandings between the candidate and recommending shareholder during the past three years, and (vi) a brief description of the candidate’s relevant background and experience for membership on the Board, such as qualification as an audit committee financial expert.

4.	The Nominating Committee may require the recommending shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 3 above or to determine the eligibility of the candidate to serve as a Trustee of the Trust or to satisfy applicable law. If the recommending shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Nominating Committee will not be required to consider such candidate.

Item 11. Controls and Procedures.

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by

Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by

Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: SSgA Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	May 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	May 9, 2014

By:	/s/ Laura Dell
Laura Dell
Treasurer (Principal Financial and Accounting Officer)

Date:	May 9, 2014